                                                 OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09491
                                    ------------------------------------------

       USAllianz Variable Insurance Products Trust
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       3435 Stelzer Road, Columbus, OH  43219-8006
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-8006
------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000
                                                    --------------------------

Date of fiscal year end: December 31, 2003
                        ------------------------------------------------------

Date of reporting period: June 30, 2003
                          ----------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

USAZ AIM Basic Value Fund

USAZ AIM Blue Chip Fund

USAZ AIM Dent Demographic Trends Fund

USAZ AIM International Equity Fund

USAZ AllianceBernstein Growth and Income Fund

USAZ AllianceBernstein Large Cap Growth Fund

USAZ AllianceBernstein Technology Fund

USAZ Templeton Developed Markets Fund

USAZ Oppenheimer Emerging Growth Fund

USAZ PIMCO NFJ Small Cap Value Fund

USAZ PIMCO PEA Growth and Income Fund

USAZ PIMCO PEA Renaissance Fund

USAZ PIMCO PEA Value Fund

USAZ Money Market Fund

USAZ Van Kampen Aggressive Growth Fund

USAZ Van Kampen Comstock Fund

USAZ Van Kampen Emerging Growth Fund

USAZ Van Kampen Global Franchise Fund

USAZ Van Kampen Growth and Income Fund

USAZ Van Kampen Growth Fund

[GRAPHIC]

USAllianz VIP Funds
Semi-Annual Report

June 30, 2003

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

                               TABLE OF CONTENTS

                       Schedules of Portfolio Investments
                                     Page 1

                      Statements of Assets and Liabilities
                                    Page 42

                            Statements of Operations
                                    Page 46

                      Statements of Changes in Net Assets
                                    Page 50

                         Notes to Financial Statements
                                    Page 58

                              Financial Highlights

                      (This page intentionally left blank)

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (96.8%):
Banking/Financial Services (21.6%):
      13,850      Bank of America Corp. .............  $ 1,094,566
      37,600      Bank of New York Company, Inc. ....    1,081,000
      23,300      Bank One Corp. ....................      866,294
      35,200      Citigroup, Inc. ...................    1,506,559
      12,600      Fannie Mae.........................      849,744
      22,850      H&R Block, Inc. ...................      988,263
      32,500      J.P. Morgan Chase & Co. ...........    1,110,850
      29,300      Janus Capital Group, Inc. .........      480,520
      27,700      Merrill Lynch & Company, Inc. .....    1,293,035
      22,400      Morgan Stanley.....................      957,600
                                                       -----------
                                                        10,228,431
                                                       -----------
Biotechnology (2.5%):
      41,200      Waters Corp.*......................    1,200,156
                                                       -----------
Computers (3.8%):
      80,250      Computer Associates International,
                    Inc. ............................    1,787,970
                                                       -----------
Electronics (4.6%):
      47,600      Applied Materials, Inc.*...........      754,936
      26,650      Novellus Systems, Inc. ............      975,949
      24,650      Philips Electronics NV.............      471,062
                                                       -----------
                                                         2,201,947
                                                       -----------
Entertainment (2.1%):
      49,700      Walt Disney Co. ...................      981,575
                                                       -----------
Health Care (6.6%):
      31,500      HCA, Inc. .........................    1,009,260
      34,200      McKesson Corp. ....................    1,222,308
      17,600      UnitedHealth Group, Inc. ..........      884,400
                                                       -----------
                                                         3,115,968
                                                       -----------
Hotels/Motels (1.8%):
      29,150      Starwood Hotels & Resorts
                    Worldwide, Inc. .................      833,399
                                                       -----------
Insurance (4.7%):
      32,650      ACE, Ltd. .........................    1,119,568
      10,400      MGIC Investment Corp. .............      485,056
      16,850      Radian Group, Inc. ................      617,553
                                                       -----------
                                                         2,222,177
                                                       -----------
Manufacturing (11.5%):
      13,450      American Standard Companies,
                    Inc.*............................      994,359
      26,300      Honeywell International, Inc. .....      706,155
      41,300      Masco Corp. .......................      985,005

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Manufacturing, continued
      18,500      Mattel, Inc. ......................      350,020
      14,000      Parker Hannifin Corp. .............      587,860
      97,150      Tyco International, Ltd. ..........    1,843,907
                                                       -----------
                                                         5,467,306
                                                       -----------
Oil/Gas (7.0%):
      31,400      ENSCO International, Inc. .........      844,660
      12,800      Nabors Industries, Ltd.*...........      506,240
      44,200      Transocean, Inc. ..................      971,074
      23,400      Weatherford International, Ltd.*...      980,460
                                                       -----------
                                                         3,302,434
                                                       -----------
Pharmaceuticals (4.4%):
      53,250      IMS Health, Inc. ..................      957,968
      24,500      Wyeth..............................    1,115,975
                                                       -----------
                                                         2,073,943
                                                       -----------
Retail/Wholesale (8.6%):
      64,150      Gap, Inc. .........................    1,203,454
      69,450      Kroger Co.*........................    1,158,426
      23,600      Safeway, Inc.*.....................      482,856
      32,900      Target Corp. ......................    1,244,936
                                                       -----------
                                                         4,089,672
                                                       -----------
Services (16.7%):
      64,650      Cendant Corp.*.....................    1,184,388
      55,500      Ceridian Corp.*....................      941,835
      31,500      First Data Corp. ..................    1,305,360
      92,350      Interpublic Group of Companies,
                    Inc. ............................    1,235,643
      19,800      Omnicom Group, Inc. ...............    1,419,660
      20,700      Robert Half International, Inc.*...      392,058
      59,600      Waste Management, Inc. ............    1,435,763
                                                       -----------
                                                         7,914,707
                                                       -----------
Telecommunications (0.9%):
      46,750      Motorola, Inc. ....................      440,853
                                                       -----------
  Total Common Stocks                                   45,860,538
                                                       -----------
INVESTMENT COMPANY (7.7%):
   3,642,915      NTRS London Deposit Account........    3,642,915
                                                       -----------
  Total Investments
    (Cost $45,165,211)(a)--104.5%                       49,503,453
  Liabilities in excess of other assets--(4.5)%        (2,114,608)
                                                       -----------
  Net Assets--100.0%                                   $47,388,845
                                                       ===========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:

      Unrealized appreciation...................  $4,755,838
      Unrealized depreciation...................    (417,596)
                                                  ----------
      Net unrealized appreciation...............  $4,338,242
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (94.5%):
Aerospace/Defense (2.0%):
       4,700      Lockheed Martin Corp. .............  $   223,579
       5,200      United Technologies Corp. .........      368,316
                                                       -----------
                                                           591,895
                                                       -----------
Banking/Financial Services (18.4%):
       9,400      American Express Co. ..............      393,014
       8,100      Bank of America Corp. .............      640,143
      23,100      Citigroup, Inc.** .................      988,679
       7,700      Fannie Mae.........................      519,288
       5,400      Fifth Third Bancorp................      309,636
       5,200      Goldman Sachs Group, Inc. .........      435,500
       2,500      H&R Block, Inc. ...................      108,125
      11,200      J.P. Morgan Chase & Co. ...........      382,816
       7,900      Merrill Lynch & Company, Inc. .....      368,772
       8,300      Morgan Stanley.....................      354,825
       5,900      Prudential Financial, Inc. ........      198,535
       6,600      SLM Corp. .........................      258,522
       8,600      Wells Fargo & Co. .................      433,440
                                                       -----------
                                                         5,391,295
                                                       -----------
Beverages (2.3%):
       4,400      Anheuser-Busch Companies, Inc. ....      224,620
       4,700      Coca-Cola Co. .....................      218,127
       5,300      PepsiCo, Inc. .....................      235,850
                                                       -----------
                                                           678,597
                                                       -----------
Biotechnology (2.0%):
       8,800      Amgen, Inc.*.......................      584,672
                                                       -----------
Chemicals (0.8%):
       3,700      Air Products & Chemical, Inc. .....      153,920
       2,000      E. I. du Pont de Nemours and
                    Co. .............................       83,280
                                                       -----------
                                                           237,200
                                                       -----------
Computers (11.1%):
      40,400      Cisco Systems, Inc.*...............      674,276
      15,200      Dell Computer Corp.*...............      485,792
       5,900      Hewlett-Packard Co. ...............      125,670
       4,200      International Business Machines
                    Corp. ...........................      346,500
      38,300      Microsoft Corp.** .................      980,863
      29,900      Oracle Corp.*......................      359,398
       9,800      VERITAS Software Corp.*............      280,966
                                                       -----------
                                                         3,253,465
                                                       -----------
E-Commerce (0.5%):
       1,500      eBay, Inc.*........................      156,270
                                                       -----------
Electronics (6.9%):
       7,800      Analog Devices, Inc.*..............      271,596
      19,300      Applied Materials, Inc.*...........      306,098
      16,300      Intel Corp. .......................      338,780

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Electronics, continued
       4,400      KLA-Tencor Corp.*..................  $   204,556
       6,400      Linear Technology Corp. ...........      206,144
       3,700      Maxim Integrated Products, Inc. ...      126,503
       6,600      Microchip Technology, Inc. ........      162,558
       5,300      Novellus Systems, Inc. ............      194,091
       8,100      Xilinx, Inc.*......................      205,011
                                                       -----------
                                                         2,015,337
                                                       -----------
Food (1.1%):
      10,300      Sysco Corp. .......................      309,412
                                                       -----------
Health Care (8.0%):
       5,800      Boston Scientific Corp.*...........      354,380
       2,800      Cardinal Health, Inc. .............      180,040
       4,500      HCA, Inc. .........................      144,180
      12,300      Johnson & Johnson**................      635,910
       9,600      Medtronic, Inc. ...................      460,512
       3,400      St. Jude Medical, Inc.*............      195,500
       7,600      UnitedHealth Group, Inc. ..........      381,900
                                                       -----------
                                                         2,352,422
                                                       -----------
Household (3.1%):
       5,700      Colgate-Palmolive Co. .............      330,315
       6,400      Procter & Gamble Co. ..............      570,752
                                                       -----------
                                                           901,067
                                                       -----------
Insurance (1.4%):
       7,300      American International Group,
                    Inc. ............................      402,814
                                                       -----------
Manufacturing (4.1%):
      31,100      General Electric Co.** ............      891,948
       6,600      Zimmer Holdings, Inc.*.............      297,330
                                                       -----------
                                                         1,189,278
                                                       -----------
Media (2.7%):
       6,200      Clear Channel Communications,
                    Inc.*............................      262,818
      12,200      Viacom, Inc., Class B*.............      532,652
                                                       -----------
                                                           795,470
                                                       -----------
Metals/Mining (0.5%):
       5,900      Alcoa, Inc. .......................      150,450
                                                       -----------
Oil/Gas (4.9%):
       5,700      ENSCO International, Inc. .........      153,330
      23,200      Exxon Mobil Corp.** ...............      833,112
       4,500      Nabors Industries, Ltd.*...........      177,975
       5,600      Schlumberger, Ltd. ................      266,392
                                                       -----------
                                                         1,430,809
                                                       -----------
Pharmaceuticals (6.9%):
       3,700      Allergan, Inc. ....................      285,270
       5,200      Forest Laboratories, Inc.*.........      284,700

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)


                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Pharmaceuticals, continued
      30,000      Pfizer, Inc.** ....................  $ 1,024,500
       9,100      Wyeth..............................      414,505
                                                       -----------
                                                         2,008,975
                                                       -----------
Retail/Wholesale (8.7%):
       8,100      Bed Bath & Beyond, Inc.*...........      314,361
       9,800      Gap, Inc. .........................      183,848
      15,300      Home Depot, Inc. ..................      506,736
       3,100      Kohl's Corp.*......................      159,278
       2,600      NIKE, Inc., Class B................      139,074
       6,900      Staples, Inc.*.....................      126,615
       6,100      Target Corp. ......................      230,824
      16,400      Wal-Mart Stores, Inc.** ...........      880,188
                                                       -----------
                                                         2,540,924
                                                       -----------
Services (3.7%):
       2,900      Apollo Group, Inc., Class A*.......      179,104
       9,100      First Data Corp. ..................      377,104
       6,100      Fiserv, Inc.*......................      217,221
       4,400      Omnicom Group, Inc. ...............      315,480
                                                       -----------
                                                         1,088,909
                                                       -----------
Telecommunications (2.1%):
       3,400      BellSouth Corp. ...................       90,542
       6,400      Nokia Oyj Corp., ADR...............      105,152
       8,300      SBC Communications, Inc. ..........      212,065
       9,800      Vodafone Group plc, ADR............      192,570
                                                       -----------
                                                           600,329
                                                       -----------

    SHARES
      OR
   PRINCIPAL                                             MARKET
    AMOUNT                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Transportation (0.6%):
       3,700      Canadian National Railway Co. .....  $   178,562
                                                       -----------
Travel/Entertainment (1.1%):
       5,200      Carnival Corp. ....................      169,052
       1,600      Harley-Davidson, Inc. .............       63,776
       1,000      International Game Technology*.....      102,330
                                                       -----------
                                                           335,158
                                                       -----------
Utilities (1.6%):
       2,100      Dominion Resources, Inc. ..........      134,967
       2,500      FPL Group, Inc. ...................      167,125
       5,400      Southern Co. ......................      168,264
                                                       -----------
                                                           470,356
                                                       -----------
  Total Common Stocks                                   27,663,666
                                                       -----------
INVESTMENT COMPANY (6.2%):
   1,810,267      NTRS London Deposit Account........    1,810,267
                                                       -----------
U.S. TREASURY OBLIGATION (0.5%):
U.S. Treasury Bill (0.5%):
  $  150,000      0.82%, 09/18/03(b).................      149,716
                                                       -----------
  Total Investments
    (Cost $27,622,874)(a)--101.2%                       29,623,649
  Liabilities in excess of other assets--(1.2)%          (349,249)
                                                       -----------
  Net Assets--100.0%                                   $29,274,400
                                                       ===========

------------

*   Non-income producing security.

**  Serves as collateral for Futures Contracts.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $2,185,200
      Unrealized depreciation...................    (184,425)
                                                  ----------
      Net unrealized appreciation...............  $2,000,775
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

(b)  The rate presented represents the effective yield at June 30, 2003.

    The futures contracts outstanding as of June 30, 2003.

      NUMBER OF                                     UNREALIZED
      CONTRACTS        SECURITY DESCRIPTION            LOSS
      ---------   -------------------------------   ----------
          3       Standard & Poor's 500,
                    09/19/03.....................    $(22,971)

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (97.1%):
Advertising (0.5%):
      1,800       Lamar Advertising Co.*.............  $    63,378
                                                       -----------
Banking/Financial Services (12.4%):
      4,500       American Express Co. ..............      188,145
      2,100       Bank of America Corp. .............      165,963
      6,200       Citigroup, Inc. ...................      265,360
      2,700       Doral Financial Corp. .............      120,555
        800       Golden West Financial Corp. .......       64,008
      3,400       Goldman Sachs Group, Inc. .........      284,750
      1,700       H&R Block, Inc. ...................       73,525
      6,100       J.P. Morgan Chase & Co. ...........      208,498
      5,300       Janus Capital Group, Inc. .........       86,920
      3,000       SLM Corp. .........................      117,510
      2,400       Wachovia Corp. ....................       95,904
                                                       -----------
                                                         1,671,138
                                                       -----------
Beverages (1.6%):
      2,200       Anheuser-Busch Companies, Inc. ....      112,310
      2,300       PepsiCo, Inc. .....................      102,350
                                                       -----------
                                                           214,660
                                                       -----------
Biotechnology (2.5%):
      5,000       Amgen, Inc.*.......................      332,200
                                                       -----------
Computers (19.6%):
      3,100       Affiliated Computer Services, Inc.,
                    Class A*.........................      141,763
      8,000       Brocade Communications Systems,
                    Inc.*............................       47,120
     15,500       Cisco Systems, Inc.*...............      258,695
      5,200       Computer Associates International,
                    Inc..............................      115,856
      6,100       Dell Computer Corp.*...............      194,956
      4,500       Documentum, Inc.*..................       88,515
      1,400       Electronic Arts, Inc.*.............      103,586
     10,700       EMC Corp.*.........................      112,029
      6,400       Hewlett-Packard Co. ...............      136,320
      7,900       Juniper Networks, Inc.*............       97,723
      4,100       McDATA Corp., Class A*.............       60,147
      2,600       Mercury Interactive Corp.*.........      100,386
     15,500       Microsoft Corp. ...................      396,954
      5,200       NetScreen Technologies, Inc.*......      117,260
     17,700       Oracle Corp.*......................      212,754
     20,000       Sun Microsystems, Inc.*............       92,000
      2,300       Take-Two Interactive Software,
                    Inc. ............................       65,182
      5,500       VERITAS Software Corp.*............      157,685
      4,600       Yahoo!, Inc.*......................      150,696
                                                       -----------
                                                         2,649,627
                                                       -----------
E-Commerce (3.0%):
      1,600       eBay, Inc.*........................      166,688
      3,400       Getty Images, Inc.*................      140,420
      2,600       InterActiveCorp....................      102,882
                                                       -----------
                                                           409,990
                                                       -----------

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Educational Services (0.8%):
      1,500       Career Education Corp.*............  $   102,630
                                                       -----------
Electronics (12.1%):
      8,500       Analog Devices, Inc.*..............      295,970
      4,100       Broadcom Corp., Class A*...........      102,131
     12,400       Entegris, Inc.*....................      166,656
      2,200       Fisher Scientific International,
                    Inc.*............................       76,780
      1,800       Garmin, Ltd. ......................       71,766
      7,600       Integrated Device Technology,
                    Inc.*............................       83,980
      4,300       Lam Research Corp.*................       78,303
      4,100       Linear Technology Corp. ...........      132,061
      2,600       Marvell Technology Group, Ltd.*....       89,362
      7,750       Novellus Systems, Inc. ............      283,813
      3,000       NVIDIA Corp.*......................       69,030
      1,700       QLogic Corp.*......................       82,161
     10,100       Taiwan Semiconductor Manufacturing
                    Company, Ltd., ADR*..............      101,808
                                                       -----------
                                                         1,633,821
                                                       -----------
Health Care (7.6%):
      1,900       AdvancePCS*........................       72,637
      2,400       Aetna, Inc. .......................      144,480
      1,500       Biogen, Inc.*......................       57,000
      2,200       Boston Scientific Corp.*...........      134,420
      2,700       Guidant Corp. .....................      119,853
      2,300       Johnson & Johnson..................      118,910
      1,700       Medtronic, Inc. ...................       81,549
      2,400       Omnicare, Inc. ....................       81,096
      2,700       UnitedHealth Group, Inc. ..........      135,675
      1,400       Varian Medical Systems, Inc.*......       80,598
                                                       -----------
                                                         1,026,218
                                                       -----------
Hotels/Motels (0.7%):
      3,200       Starwood Hotels & Resorts
                    Worldwide, Inc...................       91,488
                                                       -----------
Household (1.4%):
      2,100       Procter & Gamble Co. ..............      187,278
                                                       -----------
Insurance (2.8%):
      2,900       HCC Insurance Holdings, Inc. ......       85,753
      1,000       Progressive Corp. .................       73,100
      2,500       Radian Group, Inc. ................       91,625
      4,100       Willis Group Holdings, Ltd. .......      126,075
                                                       -----------
                                                           376,553
                                                       -----------
Manufacturing (2.1%):
      2,600       Estee Lauder Companies, Inc., Class
                    A................................       87,178
      3,900       Foundry Networks, Inc.*............       56,160
        900       Zebra Technologies Corp., Class
                    A*...............................       67,671
      1,500       Zimmer Holdings, Inc.*.............       67,575
                                                       -----------
                                                           278,584
                                                       -----------

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Media (2.4%):
      1,750       Clear Channel Communications,
                    Inc.*............................  $    74,183
      3,100       Cox Communications, Inc., Class
                    A*...............................       98,890
      3,500       Viacom, Inc., Class B*.............      152,810
                                                       -----------
                                                           325,883
                                                       -----------
Pharmaceuticals (10.6%):
      1,500       Alcon, Inc. .......................       68,550
      1,300       Allergan, Inc. ....................      100,230
      2,900       Caremark Rx, Inc.*.................       74,472
      1,100       Eli Lilly & Co. ...................       75,867
      1,300       Forest Laboratories, Inc.*.........       71,175
      4,500       Gilead Sciences, Inc.*.............      250,110
     11,200       Pfizer, Inc. ......................      382,480
      1,400       Taro Pharmaceutical Industries,
                    Ltd.*............................       76,832
      3,000       Teva Pharmaceutical Industries,
                    Ltd., ADR........................      170,790
      3,500       Wyeth..............................      159,425
                                                       -----------
                                                         1,429,931
                                                       -----------
Retail/Wholesale (9.4%):
      3,700       Amazon.com, Inc.*..................      135,013
      3,100       Best Buy Company, Inc.*............      136,152
      2,200       Brinker International, Inc.*.......       79,244
      2,200       Coach, Inc.*.......................      109,428
      2,100       Family Dollar Stores, Inc. ........       80,115
      7,000       Gap, Inc. .........................      131,320
      5,300       Home Depot, Inc. ..................      175,536
      1,300       NIKE, Inc., Class B................       69,537
      3,000       Pacific Sunwear of California,
                    Inc.*............................       72,270
      3,300       Starbucks Corp.*...................       80,916

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
      3,200       Target Corp. ......................  $   121,088
      2,200       Tiffany & Co. .....................       71,896
                                                       -----------
                                                         1,262,515
                                                       -----------
Services (2.6%):
      1,200       Apollo Group, Inc., Class A*.......       74,112
      3,200       Fiserv, Inc.*......................      113,952
      2,700       Paychex, Inc. .....................       79,137
      4,300       Robert Half International, Inc.*...       81,442
                                                       -----------
                                                           348,643
                                                       -----------
Telecommunications (3.9%):
      5,200       Amdocs, Ltd.*......................      124,800
     15,500       AT&T Wireless Services, Inc.*......      127,255
      2,100       EchoStar Communications Corp.,
                    Class A*.........................       72,702
     34,700       Nortel Networks Corp.*.............       93,690
      5,500       Vodafone Group plc, ADR............      108,075
                                                       -----------
                                                           526,522
                                                       -----------
Travel/Entertainment (1.1%):
      1,600       Harley-Davidson, Inc. .............       63,776
        800       International Game Technology*.....       81,864
                                                       -----------
                                                           145,640
                                                       -----------
  Total Common Stocks                                   13,076,699
                                                       -----------
INVESTMENT COMPANY (6.2%):
    830,524       NTRS London Deposit Account........      830,524
                                                       -----------
  Total Investments
    (Cost $12,065,936)(a)--103.3%                       13,907,223
  Liabilities in excess of other assets--(3.3)%          (444,992)
                                                       -----------
  Net Assets--100.0%                                   $13,462,231
                                                       ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $1,897,787
      Unrealized depreciation...................     (56,500)
                                                  ----------
      Net unrealized appreciation...............  $1,841,287
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (90.6%):
Airlines (0.8%):
      2,640       Ryanair Holdings plc, ADR*.........  $   118,536
                                                       -----------
Automobiles (3.4%):
     19,800       Nissan Motor Company, Ltd. ........      189,301
        195       Porsche AG.........................       82,182
      1,025       PSA Peugeot Citroen................       49,790
      2,225       Renault SA.........................      117,636
      2,900       Toyota Motor Corp. ................       75,111
                                                       -----------
                                                           514,020
                                                       -----------
Banking/Financial Services (15.1%):
      7,727       Allied Irish Banks.................      116,152
     11,400       Banco Popolare di Verona e Novara..      155,785
      7,630       Banco Popular Espanol SA...........      385,523
     19,500       Bank of Ireland....................      235,349
      2,150       BNP Paribas SA.....................      109,251
      1,170       Deutsche Boerse AG.................       61,670
    140,600       Grupo Financiero BBVA Bancomer SA
                    de CV, Series B*.................      119,100
      4,600       Kookmin Bank, ADR..................      139,150
      5,500       Man Group plc......................      108,547
      3,870       Royal Bank of Canada...............      163,430
     11,959       Royal Bank of Scotland Group plc...      335,479
        830       Societe Generale...................       52,613
      2,840       UBS AG, Registered Shares..........      157,982
     30,100       UniCredito Italiano SpA............      143,446
                                                       -----------
                                                         2,283,477
                                                       -----------
Beverages (2.4%):
      3,900       Companhia de Bebidas das Americas,
                    ADR..............................       79,365
      3,172       Pernod-Richard SA..................      283,027
                                                       -----------
                                                           362,392
                                                       -----------
Computers (2.5%):
      4,200       Infosys Technologies, Ltd.** ......      225,330
      5,000       Ricoh Company, Ltd. ...............       81,699
      5,000       Trend Micro, Inc.*.................       77,660
                                                       -----------
                                                           384,689
                                                       -----------
Electronics (9.6%):
      7,000       Canon, Inc. .......................      321,216
      2,300       Fanuc, Ltd. .......................      113,970
      2,300       Hirose Electric Company, Ltd. .....      190,206
      3,700       Hoya Corp. ........................      254,832
      1,200       Keyence Corp. .....................      219,863
      2,700       Nidec Corp. .......................      178,314
     18,580       Taiwan Semiconductor Manufacturing
                    Company, Ltd., ADR*..............      187,286
                                                       -----------
                                                         1,465,687
                                                       -----------
Food (0.4%):
        290       Nestle SA, Registered Shares.......       59,839
                                                       -----------

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Health Care (2.6%):
      1,800       AstraZeneca plc....................  $    72,178
      2,320       Sanofi-Synthelabo SA...............      135,873
     32,735       Smith & Nephew plc.................      188,116
                                                       -----------
                                                           396,167
                                                       -----------
Household (1.3%):
      8,000       Kao Corp. .........................      148,907
      6,530       Unilever plc.......................       51,992
                                                       -----------
                                                           200,899
                                                       -----------
Insurance (0.8%):
      2,850       Manulife Financial Corp. ..........       80,105
     26,500       Promina Group, Ltd.*...............       41,942
                                                       -----------
                                                           122,047
                                                       -----------
Manufacturing (5.3%):
     17,300       James Hardie Industries NV.........       81,680
      8,500       Nitto Denko Corp. .................      278,201
     15,850       Reckitt Benckiser plc..............      290,842
      1,100       Shin-Etsu Chemical Company, Ltd. ..       37,560
      3,000       Takeda Chemical Industries,
                    Ltd. ............................      110,681
                                                       -----------
                                                           798,964
                                                       -----------
Metals/Mining (0.9%):
     22,700       BHP Billiton plc...................      131,534
      2,620       BHP Steel, Ltd. ...................        6,536
                                                       -----------
                                                           138,070
                                                       -----------
Oil/Gas (11.0%):
      2,600       CNOOC, Ltd., ADR...................       77,220
      5,700       Encana Corp. ......................      216,883
     22,000       ENI SpA............................      332,723
      4,000       Petro-Canada.......................      158,852
     10,170       Repsol YPF SA......................      164,904
      5,860       Shell Transport & Trading Co.
                    plc..............................       38,680
     16,800       Suncor Energy, Inc. ...............      313,312
      2,500       TotalFinaElf SA, Class B...........      377,806
                                                       -----------
                                                         1,680,380
                                                       -----------
Paper/Forest Products (0.9%):
     24,900       Amcor, Ltd. .......................      135,597
                                                       -----------
Pharmaceuticals (8.6%):
      4,930       Altana AG..........................      308,544
      3,480       Aventis SA.........................      191,461
      1,850       Novo Nordisk A/S, Series B.........       64,763
      6,510       Shire Pharmaceuticals Group plc*...       42,970
     10,080       Teva Pharmaceutical Industries,
                    Ltd., ADR**......................      573,855
      4,700       Yamanouchi Pharmaceutical Company,
                    Ltd..............................      122,515
                                                       -----------
                                                         1,304,108
                                                       -----------

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)


                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Real Estate (0.8%):
     12,000       Cheung Kong (Holdings), Ltd. ......  $    72,171
     11,000       Sun Hung Kai Properties, Ltd. .....       55,577
                                                       -----------
                                                           127,748
                                                       -----------
Retail/Wholesale (8.5%):
      1,040       Adidas-Salomon AG..................       88,855
      2,000       Industria de Diseno Textil SA......       50,298
      8,200       Kingfisher plc.....................       37,515
     10,450       Loblaw Companies, Ltd. ............      476,835
     10,750       Next plc...........................      182,092
     66,390       Tesco plc..........................      240,196
     40,800       Wal-Mart de Mexico SA de CV, Series
                    C................................      109,985
     37,400       William Morrison Supermarkets......      113,402
                                                       -----------
                                                         1,299,178
                                                       -----------
Services (2.5%):
     48,200       Rentokil Initial plc...............      150,524
      3,400       Vinci SA...........................      229,383
                                                       -----------
                                                           379,907
                                                       -----------
Telecommunications (5.9%):
      4,100       America Movil SA de CV, ADR, Series
                    L................................       76,875
     27,800       BT Group plc.......................       93,469
      3,600       Deutsche Telekom AG................       54,818
     27,510       Koninklijke KPN NV*................      194,917
     29,000       mm02 plc*..........................       27,157
      4,990       Portugal Telecom SGPS SA,
                    Registered Shares................       35,757

    SHARES
      OR
   PRINCIPAL                                             MARKET
    AMOUNT                                                VALUE
   ---------                                           -----------
COMMON STOCKS, CONTINUED
Telecommunications, continued
      2,100       Telefonos de Mexico SA de CV,
                    ADR..............................  $    65,982
    176,970       Vodafone Group plc.................      346,052
                                                       -----------
                                                           895,027
                                                       -----------
Tobacco (4.0%):
     10,340       Altadis SA.........................      265,026
     19,100       Imperial Tobacco Group plc.........      341,339
                                                       -----------
                                                           606,365
                                                       -----------
Transportation (1.6%):
      1,600       Canadian National Railway Co. .....       76,635
      7,600       Canadian Pacific Railway, Ltd. ....      169,535
                                                       -----------
                                                           246,170
                                                       -----------
Utilities (1.7%):
     87,500       Centrica plc.......................      253,762
                                                       -----------
  Total Common Stocks                                   13,773,029
                                                       -----------
INVESTMENT COMPANY (8.7%):
  1,328,782       NTRS London Deposit Account........    1,328,782
                                                       -----------
U.S. TREASURY OBLIGATION (1.6%):
U.S. Treasury Bill (1.6%):
   $250,000       0.86%, 09/18/03(b).................      249,527
                                                       -----------
  Total Investments
    (Cost $14,321,711)(a)--100.9%                       15,351,338
  Liabilities in excess of other assets--(0.9)%          (134,476)
                                                       -----------
  Net Assets--100.0%                                   $15,216,862
                                                       ===========

------------

*   Non-income producing security.

**  Serves as collateral for Futures Contracts.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $1,153,293
      Unrealized depreciation...................    (123,666)
                                                  ----------
      Net unrealized appreciation...............  $1,029,627
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

(b)  The rate presented represents the effective yield at June 30, 2003.

    The futures contracts outstanding as of June 30, 2003.

      NUMBER OF                                     UNREALIZED
      CONTRACTS        SECURITY DESCRIPTION            LOSS
      ---------   -------------------------------   ----------
         16       DJ Euro Stoxx 50, 09/19/03.....    $(13,221)

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

    The foreign currency exchange contracts outstanding as of June 30, 2003.

                                                                                                 UNREALIZED
                                                               DELIVERY   CONTRACT   MARKET     APPRECIATION
      CURRENCY                                                   DATE      VALUE      VALUE    (DEPRECIATION)
      --------                                                 --------   --------   -------   --------------
      Short
      British Pound..........................................  07/01/03   $93,816    $93,842        $26

    The following represents the concentrations by country as of June 30, 2003 based upon the total market value.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     19.76%
      United Kingdom............................     18.45%
      Japan.....................................     15.19%
      Canada....................................     10.48%
      France....................................      9.79%
      Germany...................................      6.60%
      Spain.....................................      5.48%
      Italy.....................................      4.00%
      Australia.................................      2.51%
      Ireland...................................      2.23%
      Mexico....................................      1.45%
      Switzerland...............................      1.38%
      Netherlands...............................      1.23%
      Hong Kong.................................      0.81%
      Denmark...................................      0.41%
      Portugal..................................      0.23%
                                                    ------
                                                    100.00%
                                                    ======

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (93.3%):
Aerospace/Defense (1.7%):
       8,200      Goodrich Corp. ....................  $   172,200
       4,800      United Technologies Corp. .........      339,984
                                                       -----------
                                                           512,184
                                                       -----------
Banking/Financial Services (20.3%):
      10,200      Bank of America Corp. .............      806,106
      27,200      Bank One Corp. ....................    1,011,296
      26,600      Citigroup, Inc. ...................    1,138,480
       5,900      Fannie Mae.........................      397,896
      41,400      J.P. Morgan Chase & Co. ...........    1,415,051
      10,100      MBNA Corp. ........................      210,484
      10,900      Merrill Lynch & Company, Inc. .....      508,812
       8,300      Morgan Stanley.....................      354,825
       1,800      PMI Group, Inc. ...................       48,312
       2,800      Washington Mutual, Inc. ...........      115,640
                                                       -----------
                                                         6,006,902
                                                       -----------
Beverages (1.5%):
       8,500      Anheuser-Busch Companies, Inc. ....      433,925
                                                       -----------
Chemicals (1.6%):
       6,000      E. I. du Pont de Nemours and Co. ..      249,840
      16,400      Lyondell Chemical Co. .............      221,892
                                                       -----------
                                                           471,732
                                                       -----------
Communications Equipment (1.9%):
      37,600      Juniper Networks, Inc.*............      465,112
      51,300      Lucent Technologies, Inc.*.........      104,139
                                                       -----------
                                                           569,251
                                                       -----------
Computers (3.9%):
      13,900      Hewlett-Packard Co. ...............      296,070
      17,400      Microsoft Corp. ...................      445,614
      14,200      VERITAS Software Corp.*............      407,114
                                                       -----------
                                                         1,148,798
                                                       -----------
Electronics (0.3%):
      14,000      Sanmina-SCI Corp.*.................       88,340
                                                       -----------
Health Care (5.1%):
      12,700      Applera Corp. -- Applied Biosystems
                    Group............................      241,681
       2,100      Cardinal Health, Inc. .............      135,030
      12,200      HCA, Inc. .........................      390,888
       2,500      Johnson & Johnson..................      129,250
      14,850      Tenet Healthcare Corp.*............      173,003
       5,100      WellPoint Health Networks, Inc.*...      429,930
                                                       -----------
                                                         1,499,782
                                                       -----------
Household (3.8%):
       8,580      Avon Products, Inc. ...............      533,676
       5,100      Colgate-Palmolive Co. .............      295,545
       3,100      Procter & Gamble Co. ..............      276,458
                                                       -----------
                                                         1,105,679
                                                       -----------

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Insurance (6.8%):
      16,400      ACE, Ltd. .........................  $   562,356
      19,800      American International Group,
                    Inc. ............................    1,092,564
      11,800      MetLife, Inc. .....................      334,176
                                                       -----------
                                                         1,989,096
                                                       -----------
Manufacturing (3.1%):
       3,900      American Standard Companies,
                    Inc.*............................      288,327
         300      Ball Corp. ........................       13,653
       3,500      Johnson Controls, Inc. ............      299,600
       1,900      Mohawk Industries, Inc.*...........      105,507
      10,800      Tyco International, Ltd. ..........      204,984
                                                       -----------
                                                           912,071
                                                       -----------
Media (5.7%):
      13,300      AOL Time Warner, Inc.*.............      213,997
      15,113      Comcast Corp., Class A*............      456,110
       6,100      Comcast Corp., Special Class A*....      175,863
       5,900      Cox Communications, Inc., Class
                    A*...............................      188,210
      11,600      Viacom, Inc., Class B*.............      506,456
       4,300      Westwood One, Inc.*................      145,899
                                                       -----------
                                                         1,686,535
                                                       -----------
Metals/Mining (0.6%):
       6,500      Alcoa, Inc. .......................      165,750
                                                       -----------
Oil/Gas (9.2%):
      11,600      BP plc, ADR........................      487,432
       4,800      ChevronTexaco Corp. ...............      346,560
      13,500      ConocoPhillips.....................      739,800
      13,100      Exxon Mobil Corp. .................      470,421
       6,000      Kerr-McGee Corp. ..................      268,800
       4,300      Nabors Industries, Ltd.*...........      170,065
       7,300      Occidental Petroleum Corp. ........      244,915
                                                       -----------
                                                         2,727,993
                                                       -----------
Pharmaceuticals (6.6%):
       2,700      Alcon, Inc. .......................      123,390
       7,900      King Pharmaceuticals, Inc.*........      116,604
      23,600      Pfizer, Inc. ......................      805,940
       7,700      Schering-Plough Corp. .............      143,220
      16,600      Wyeth..............................      756,130
                                                       -----------
                                                         1,945,284
                                                       -----------
Retail/Wholesale (2.1%):
       1,000      AutoZone, Inc.*....................       75,970
       6,000      Home Depot, Inc. ..................      198,720
       4,300      J.C. Penney Company, Inc. (Holding
                    Company).........................       72,455
       7,200      McDonald's Corp. ..................      158,832
       2,900      Ross Stores, Inc. .................      123,946
                                                       -----------
                                                           629,923
                                                       -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Semiconductors (2.0%):
       5,300      Altera Corp.*......................  $    86,920
       6,900      Intersil Corp., Class A*...........      183,609
       5,300      Marvell Technology Group, Ltd.*....      182,161
       4,000      Maxim Integrated Products, Inc. ...      136,760
                                                       -----------
                                                           589,450
                                                       -----------
Services (1.9%):
      13,200      First Data Corp. ..................      547,008
                                                       -----------
Technology (0.3%):
      23,900      Solectron Corp.*...................       89,386
                                                       -----------
Telecommunications (3.1%):
       6,940      AT&T Corp. ........................      133,595
       7,500      Nextel Communications, Inc., Class
                    A*...............................      135,600
       7,400      SBC Communications, Inc. ..........      189,070
      17,900      Sprint Corp. ......................      257,760
       4,600      Verizon Communications, Inc. ......      181,470
                                                       -----------
                                                           897,495
                                                       -----------
Tobacco (2.7%):
      17,200      Altria Group, Inc. ................      781,568
                                                       -----------
Transportation (4.0%):
      15,800      Burlington Northern Santa Fe
                    Corp. ...........................      449,352
      12,400      Union Pacific Corp. ...............      719,448
                                                       -----------
                                                         1,168,800
                                                       -----------

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Travel/Entertainment (1.9%):
      12,200      Carnival Corp. ....................  $   396,622
       4,100      Harley-Davidson, Inc. .............      163,426
                                                       -----------
                                                           560,048
                                                       -----------
Utilities (3.2%):
       1,500      Consolidated Edison, Inc. .........       64,920
       8,200      Constellation Energy Group,
                    Inc. ............................      281,260
       4,400      Entergy Corp. .....................      232,232
       2,600      Exelon Corp. ......................      155,506
       4,700      PPL Corp. .........................      202,100
                                                       -----------
                                                           936,018
                                                       -----------
  Total Common Stocks                                   27,463,018
                                                       -----------
INVESTMENT COMPANY (6.9%):
   2,027,252      TNT Offshore Deposit Account.......    2,027,252
                                                       -----------
  Total Investments
    (Cost $27,511,917)(a)--100.2%                       29,490,270
  Liabilities in excess of other assets--(0.2)%           (64,389)
                                                       -----------
  Net Assets--100.0%                                   $29,425,881
                                                       ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $2,761,285
      Unrealized depreciation...................    (782,932)
                                                  ----------
      Net unrealized appreciation...............  $1,978,353
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to the financial statements.
 10

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (98.4%):
Aerospace/Defense (0.9%):
       6,100      Lockheed Martin Corp. .............  $   290,177
                                                       -----------
Banking/Financial Services (14.7%):
       9,800      Charles Schwab Corp. ..............       98,882
      36,700      Citigroup, Inc. ...................    1,570,760
       9,500      Fannie Mae.........................      640,680
      10,400      J.P. Morgan Chase & Co. ...........      355,472
       4,200      Lehman Brothers Holdings, Inc. ....      279,216
      61,200      MBNA Corp. ........................    1,275,408
      12,300      Merrill Lynch & Company, Inc. .....      574,164
       2,600      Morgan Stanley.....................      111,150
                                                       -----------
                                                         4,905,732
                                                       -----------
Beverages (1.2%):
       7,900      Anheuser-Busch Companies, Inc. ....      403,295
                                                       -----------
Biotechnology (3.5%):
      17,500      Amgen, Inc.*.......................    1,162,700
                                                       -----------
Computers (13.6%):
      54,100      Cisco Systems, Inc.*...............      902,929
      27,500      Dell Computer Corp.*...............      878,900
      75,800      Microsoft Corp. ...................    1,941,238
      12,500      Oracle Corp.*......................      150,250
       4,900      Symantec Corp.*....................      214,914
      14,600      VERITAS Software Corp.*............      418,582
                                                       -----------
                                                         4,506,813
                                                       -----------
E-Commerce (0.2%):
         500      eBay, Inc.*........................       52,090
                                                       -----------
Electronics (6.0%):
      15,900      Applied Materials, Inc.*...........      252,174
      52,400      Intel Corp. .......................    1,089,082
      10,600      Maxim Integrated Products, Inc. ...      362,414
      18,800      Taiwan Semiconductor Manufacturing
                    Company, Ltd., ADR*..............      189,504
       5,200      Texas Instruments, Inc. ...........       91,520
                                                       -----------
                                                         1,984,694
                                                       -----------
Health Care (10.6%):
       4,100      Boston Scientific Corp.*...........      250,510
      21,800      Johnson & Johnson..................    1,127,060
      23,900      Medtronic, Inc. ...................    1,146,483
       1,100      St. Jude Medical, Inc.*............       63,250
      18,800      UnitedHealth Group, Inc. ..........      944,700
                                                       -----------
                                                         3,532,003
                                                       -----------
Household (4.4%):
       9,200      Avon Products, Inc. ...............      572,240
       8,200      Colgate-Palmolive Co. .............      475,190
       4,600      Procter & Gamble Co. ..............      410,228
                                                       -----------
                                                         1,457,658
                                                       -----------

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Insurance (7.5%):
      15,000      ACE, Ltd. .........................  $   514,350
      26,500      American International Group,
                    Inc. ............................    1,462,270
       7,000      Progressive Corp. .................      511,700
                                                       -----------
                                                         2,488,320
                                                       -----------
Manufacturing (3.8%):
      43,600      General Electric Co. ..............    1,250,448
                                                       -----------
Media (6.0%):
       7,700      Clear Channel Communications,
                    Inc.*............................      326,403
       2,600      E.W. Scripps Co., Class A..........      230,672
      32,700      Viacom, Inc., Class B*.............    1,427,682
                                                       -----------
                                                         1,984,757
                                                       -----------
Pharmaceuticals (6.4%):
      57,900      Pfizer, Inc. ......................    1,977,285
       3,500      Wyeth..............................      159,425
                                                       -----------
                                                         2,136,710
                                                       -----------
Retail/Wholesale (10.7%):
       6,300      Home Depot, Inc. ..................      208,656
      22,300      Kohl's Corp.*......................    1,145,774
       7,100      Lowe's Companies, Inc. ............      304,945
       4,200      Target Corp. ......................      158,928
      24,900      Wal-Mart Stores, Inc. .............    1,336,383
      13,400      Walgreen Co. ......................      403,340
                                                       -----------
                                                         3,558,026
                                                       -----------
Services (1.9%):
      15,500      First Data Corp. ..................      642,320
                                                       -----------
Telecommunications (6.6%):
      31,800      Comcast Corp., Special Class A*....      916,794
      63,700      Nokia Corp., ADR...................    1,046,591
      11,600      Vodafone Group plc, ADR............      227,940
                                                       -----------
                                                         2,191,325
                                                       -----------
Travel/Entertainment (0.4%):
       3,600      Harley-Davidson, Inc. .............      143,496
                                                       -----------
  Total Common Stocks                                   32,690,564
                                                       -----------
INVESTMENT COMPANY (3.2%):
   1,073,750      NTRS London Deposit Account........    1,073,750
                                                       -----------
  Total Investments
    (Cost $31,978,323)(a)--101.6%                       33,764,314
  Liabilities in excess of other assets--(1.6)%          (518,711)
                                                       -----------
  Net Assets--100.0%                                   $33,245,603
                                                       ===========

------------

*   Non-income producing security.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows::


      Unrealized appreciation...................  $2,223,819
      Unrealized depreciation...................    (437,828)
                                                  ----------
      Net unrealized appreciation...............  $1,785,991
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to the financial statements.
 12

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (96.3%):
Broadcasting & Cable (2.8%):
      14,000      Viacom, Inc., Class B*.............  $   611,240
                                                       -----------
Capital Goods (0.8%):
      24,100      Hon Hai Precision Industry Company,
                    Ltd. ............................      174,778
                                                       -----------
Communications Equipment (5.9%):
      43,500      Cisco Systems, Inc.*...............      726,015
      44,200      Juniper Networks, Inc.*............      546,754
                                                       -----------
                                                         1,272,769
                                                       -----------
Computer Hardware/Storage (10.2%):
      73,600      Asustek Computer, Inc., GDR........      186,050
      14,350      Avocent Corp.*.....................      429,496
      37,050      Dell Computer Corp.*...............    1,184,118
       2,400      Lexmark International, Inc.*.......      169,848
      14,100      Seagate Technology.................      248,865
                                                       -----------
                                                         2,218,377
                                                       -----------
Computer Services (10.5%):
       6,000      Affiliated Computer Services, Inc.,
                    Class A*.........................      274,380
      12,650      Computer Sciences Corp.*...........      482,218
       4,350      DST Systems, Inc.*.................      165,300
      15,950      Exult, Inc.*.......................      136,692
      22,250      First Data Corp. ..................      922,039
       6,850      Fiserv, Inc.*......................      243,929
       2,650      Hewitt Associates, Inc., Class A*..       62,408
                                                       -----------
                                                         2,286,966
                                                       -----------
Contract Manufacturing (4.7%):
       9,600      Celestica, Inc.*...................      151,296
      41,100      Flextronics International, Ltd.*...      427,029
      70,000      Sanmina-SCI Corp.*.................      441,700
                                                       -----------
                                                         1,020,025
                                                       -----------
E-Commerce (7.0%):
       8,000      eBay, Inc.*........................      833,440
      11,600      InterActiveCorp*...................      459,012
       6,600      Yahoo!, Inc.*......................      216,216
                                                       -----------
                                                         1,508,668
                                                       -----------
Semiconductor Capital Equipment (4.0%):
      27,250      Applied Materials, Inc.*...........      432,185
       6,200      KLA-Tencor Corp.*..................      288,238
       8,800      Teradyne, Inc.*....................      152,328
                                                       -----------
                                                           872,751
                                                       -----------
Semiconductor Components (18.7%):
      35,300      Agere Systems, Inc., Class A*......       82,249
      21,700      Altera Corp.*......................      355,880

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Semiconductor Components, continued
      43,950      Intel Corp. .......................  $   913,456
       8,700      Intersil Corp., Class A*...........      231,507
      11,700      Linear Technology Corp. ...........      376,857
      16,250      Marvell Technology Group, Ltd.*....      558,513
       5,660      Maxim Integrated Products, Inc. ...      193,515
         800      National Semiconductor Corp.*......       15,776
       3,673      Samsung Electronics Company, Ltd.,
                    GDR..............................      546,359
      45,165      Taiwan Semiconductor Manufacturing
                    Company, Ltd., ADR*..............      455,263
      18,200      Texas Instruments, Inc. ...........      320,320
                                                       -----------
                                                         4,049,695
                                                       -----------
Software (22.5%):
      20,100      BEA Systems, Inc.*.................      218,286
       9,000      Cognos, Inc.*......................      243,000
       8,250      Electronic Arts, Inc.*.............      610,418
       7,800      Intuit, Inc.*......................      347,334
      12,300      Macrovision Corp.*.................      245,016
       7,100      Mercury Interactive Corp.*.........      274,131
      48,100      Microsoft Corp. ...................    1,231,840
      41,700      Oracle Corp.*......................      501,234
      14,600      SAP AG, ADR........................      426,612
       5,950      Symantec Corp.*....................      260,967
      18,150      VERITAS Software Corp.*............      520,361
                                                       -----------
                                                         4,879,199
                                                       -----------
Telecommunications (9.2%):
      34,000      Alcatel SA.........................      306,495
       8,007      Comcast Corp., Class A*............      241,651
       5,700      Comcast Corp., Special Class A*....      164,331
       6,100      EchoStar Communications Corp.,
                    Class A*.........................      211,182
      25,200      Nokia Corp., ADR...................      414,036
       6,650      QUALCOMM, Inc. ....................      237,738
      21,400      Vodafone Group plc, ADR............      420,509
                                                       -----------
                                                         1,995,942
                                                       -----------
  Total Common Stocks                                   20,890,410
                                                       -----------
INVESTMENT COMPANY (7.0%):
   1,517,502      NTRS London Deposit Account........    1,517,502
                                                       -----------
  Total Investments
    (Cost $19,639,920)(a)--103.3%                       22,407,912
  Liabilities in excess of other assets--(3.3)%          (713,512)
                                                       -----------
  Net Assets--100.0%                                   $21,694,400
                                                       ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $2,808,232
      Unrealized depreciation...................     (40,240)
                                                  ----------
      Net unrealized appreciation...............  $2,767,992
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

    The following represents the concentrations by country as of June 30, 2003 based upon the total market value.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     98.63%
      France....................................      1.37%
                                                    ------
                                                    100.00%
                                                    ======

See accompanying notes to the financial statements.
 14

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS (88.2%):
Advertising (0.4%):
       4,890      WPP Group plc......................  $   38,329
                                                       ----------
Aerospace/Defense (2.1%):
      28,930      BAE Systems plc....................      68,028
      21,700      Rolls-Royce Group plc..............      45,924
       5,570      Smiths Group plc...................      64,615
                                                       ----------
                                                          178,567
                                                       ----------
Automobiles (2.1%):
       1,800      Autoliv, Inc. .....................      48,458
       1,560      Volkswagen AG......................      65,566
       3,080      Volvo AB, B Shares.................      67,718
                                                       ----------
                                                          181,742
                                                       ----------
Banking & Financial Services (10.2%):
       7,200      Abbey National plc.................      55,900
      17,076      Banca Intesa SpA...................      54,612
      15,800      Banca Nazionale del Lavoro SpA*....      26,490
      11,000      DBS Group Holdings, Ltd. ..........      64,338
       6,250      ForeningsSparbanken AB.............      86,276
       1,740      Gjensidige NOR ASA.................      60,865
       5,200      HSBC Holdings plc, Hong Kong
                    Registered Shares................      61,681
       4,740      ING Groep NV.......................      82,355
       9,750      Lloyds TSB Group plc...............      69,223
       3,220      National Austrailia Bank, Ltd. ....      72,343
      13,960      Nordea AB..........................      67,315
       6,810      Sanpaolo IMI SpA...................      63,266
       4,110      Standard Chartered plc.............      49,916
       1,230      UBS AG, Registered Shares..........      68,422
                                                       ----------
                                                          883,002
                                                       ----------
Chemicals (2.4%):
       3,230      Akzo Nobel NV......................      85,608
       2,030      BASF AG............................      86,369
       2,220      Clariant AG, Registered Shares*....      20,323
       5,520      Imperial Chemical Industries plc...      11,181
                                                       ----------
                                                          203,481
                                                       ----------
Computers (1.0%):
       2,800      Meitec Corp. ......................      85,113
                                                       ----------
Diversified (3.8%):
       3,630      Bayer AG...........................      83,787
      10,000      Hutchison Whampoa, Ltd. ...........      60,912
       2,640      Imtech NV..........................      48,900
      27,510      Invensys plc.......................       9,306
       5,400      Sampo Oyj..........................      39,625
      19,500      Swire Pacific, Ltd., Class A.......      85,271
                                                       ----------
                                                          327,801
                                                       ----------
Electronics (5.1%):
       5,560      Celestica, Inc.*...................      86,423
      11,000      Hitachi, Ltd. .....................      46,629
       8,000      NEC Corp. .........................      39,975

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS, CONTINUED
Electronics, continued
       1,200      Nintendo Company, Ltd. ............  $   87,245
       5,475      Philips Electronics NV.............     104,117
         400      Seiko Epson Corp. .................      11,893
       2,100      Sony Corp. ........................      59,113
                                                       ----------
                                                          435,395
                                                       ----------
Foods (3.3%):
      10,160      Cadbury Schweppes plc..............      60,021
       7,360      J Sainsbury plc....................      30,849
         350      Nestle SA, Registered Shares.......      72,219
      17,830      Northern Foods plc.................      48,620
       2,600      Sobeys, Inc. ......................      68,791
                                                       ----------
                                                          280,500
                                                       ----------
Health Care (3.2%):
      13,270      Amersham plc.......................     103,867
       2,440      Aventis SA.........................     134,243
       6,420      Celltech Group plc*................      36,337
                                                       ----------
                                                          274,447
                                                       ----------
Household (0.7%):
       7,830      Unilever plc.......................      62,342
                                                       ----------
Insurance (5.5%):
       2,890      ACE, Ltd. .........................      99,098
       3,000      Axa................................      46,543
         380      Muenchener Rueckversicherungs-
                    Gesellschaft AG, Registered
                    Shares...........................      38,401
       5,530      RAS SpA............................      83,888
       1,010      Swiss Re, Registered Shares........      55,960
       1,180      XL Capital, Ltd., Class A..........      97,940
       8,000      Yasuda Fire & Marine Insurance
                    Company, Ltd.....................      43,639
                                                       ----------
                                                          465,469
                                                       ----------
Manufacturing (7.4%):
       5,354      Alstom*............................      18,445
       3,090      Atlas Copco AB, A Shares...........      78,167
      37,482      Brambles Industries plc............     101,436
       2,780      KCI Konecranes International.......      68,637
      12,000      Komatsu, Ltd. .....................      45,971
       1,610      Norsk Hydro ASA....................      79,180
       2,000      Pechiney SA, A Shares..............      71,795
       1,610      Societe BIC SA.....................      62,676
       9,190      Stora Enso Oyj, Registered
                    Shares...........................     102,683
                                                       ----------
                                                          628,990
                                                       ----------
Metals/Mining (1.3%):
      21,348      BHP Billiton plc...................     112,375
                                                       ----------
Oil & Gas (9.3%):
      12,810      BP plc.............................      88,834
       8,360      ENI SpA............................     126,435
      18,720      Fortum Oyj.........................     150,049
       5,690      Huskey Energy, Inc. ...............      73,284

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS, CONTINUED
Oil & Gas, continued
       1,340      IHC Caland NV......................  $   68,415
       8,060      Repsol YPF SA......................     130,691
         620      TotalFinaElf SA, Class B...........      93,696
       3,680      TransCanada PipeLines, Ltd. .......      64,324
                                                       ----------
                                                          795,728
                                                       ----------
Paper/Forest Products (1.9%):
       1,820      Holmen AB, B Shares................      49,678
       4,300      Norske Skogindustrier ASA..........      64,336
       3,260      UPM-Kymmene Oyj....................      47,581
                                                       ----------
                                                          161,595
                                                       ----------
Pharmaceuticals (4.0%):
       1,908      Gehe AG............................      74,058
       1,500      Merck KGaA.........................      43,080
       3,000      Ono Pharmaceutical Company, Ltd....      92,942
      19,950      Shire Pharmaceuticals Group plc*...     131,682
                                                       ----------
                                                          341,762
                                                       ----------
Publishing (2.4%):
       4,200      Pearson plc........................      39,227
      10,790      United Business Media plc..........      53,950
      10,220      WH Smith plc.......................      60,712
       3,990      Wolters Kluwer NV..................      48,110
                                                       ----------
                                                          201,999
                                                       ----------
Real Estate (1.4%):
      11,000      Cheung Kong (Holdings), Ltd. ......      66,157
       9,050      Lend Lease Corporation, Ltd. ......      50,679
                                                       ----------
                                                          116,836
                                                       ----------
Retail (4.4%):
       1,370      Adidas-Salomon AG..................     117,049
       5,330      Debenhams plc......................      36,962
         370      Galeries Lafayette SA..............      50,179
      12,498      Marks & Spencer Group plc..........      65,119
       1,430      Michelin (CGDE), B Shares..........      55,833
       9,000      Toto, Ltd. ........................      53,442
                                                       ----------
                                                          378,584
                                                       ----------

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS, CONTINUED
Services (3.8%):
       4,900      Accenture, Ltd., Class A*..........  $   88,640
       1,530      Adecco SA, Registered Shares.......      63,028
       5,900      Deutsche Post AG...................      86,046
      58,930      Kidde plc..........................      82,657
                                                       ----------
                                                          320,371
                                                       ----------
Telecommunications (5.8%):
      29,000      Asia Satellite Telecommunications
                    Holdings, Ltd....................      47,787
       6,430      BCE, Inc. .........................     146,985
      17,380      Cable & Wireless plc...............      32,408
          25      Nippon Telegraph & Telephone
                    Corp.............................      98,064
      32,400      Telecom Corporation of New Zealand,
                    Ltd..............................      99,395
       6,281      Telefonica SA*.....................      72,921
                                                       ----------
                                                          497,560
                                                       ----------
Travel & Entertainment (1.8%):
       1,590      Accor SA*..........................      57,515
          21      East Japan Railway Co. ............      93,392
                                                       ----------
                                                          150,907
                                                       ----------
Utilities (4.9%):
      15,500      CLP Holdings, Ltd. ................      67,779
       2,450      E. On AG...........................     125,620
       3,490      Endesa SA..........................      58,433
       6,050      Iberdrola SA.......................     104,769
       3,630      Suez SA............................      57,776
                                                       ----------
                                                          414,377
                                                       ----------
  Total Common Stocks                                   7,537,272
                                                       ----------
INVESTMENT COMPANY (13.0%):
   1,107,375      NTRS London Deposit Account........   1,107,375
                                                       ----------
  Total Investments
    (Cost $8,703,433)(a)--101.2%                        8,644,647
  Liabilities in excess of other assets--(1.2)%         (106,648)
                                                       ----------
  Net Assets--100.0%                                   $8,537,892
                                                       ==========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $ 628,452
      Unrealized depreciation...................   (687,238)
                                                  ---------
      Net unrealized depreciation...............  $ (58,786)
                                                  =========

    Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to the financial statements.
 16

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

    The following represents the concentrations by country as of June 30, 2003 based upon the total market value.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United Kingdom............................     18.73%
      United States.............................     16.10%
      Japan.....................................      8.86%
      Germany...................................      8.32%
      France....................................      7.50%
      Canada....................................      5.08%
      Netherlands...............................      5.06%
      Finland...................................      4.72%
      Sweden....................................      4.59%
      Spain.....................................      4.24%
      Italy.....................................      4.10%
      Hong Kong.................................      3.79%
      Switzerland...............................      3.24%
      Norway....................................      2.36%
      Australia.................................      1.42%
      New Zealand...............................      1.15%
      Singapore.................................      0.74%
                                                    ------
                                                    100.00%
                                                    ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (97.2%):
Advertising (0.8%):
      9,600       Monster Worldwide, Inc.*...........  $   189,408
                                                       -----------
Banking/Financial Services (9.3%):
      9,100       Accredited Home Lenders Holding
                    Co.*.............................      178,542
     10,500       American Capital Strategies,
                    Ltd. ............................      261,870
      9,400       American Financial Realty Trust....      140,154
      5,000       Arch Capital Group, Ltd.*..........      173,650
     10,700       Digital Insight Corp.*.............      203,835
      7,000       Dime Community Bancshares..........      178,150
      5,000       Doral Financial Corp. .............      223,250
      7,000       Hub International, Ltd. ...........      119,700
      4,700       New Century Financial Corp. .......      205,155
      3,900       Portfolio Recovery Associates,
                    Inc.*............................      121,641
      3,800       Redwood Trust, Inc. ...............      151,658
      7,000       UCBH Holdings, Inc. ...............      200,760
                                                       -----------
                                                         2,158,365
                                                       -----------
Computers (22.0%):
     10,100       Altiris, Inc.*.....................      202,505
     15,100       BEA Systems, Inc.*.................      163,986
      8,600       Business Objects SA, ADR*..........      188,770
     14,900       Cognizant Technology Solutions
                    Corp.*...........................      362,964
     12,300       Digital River, Inc.*...............      237,390
     24,800       Dot Hill Systems Corp.*............      324,880
     12,000       eResearch Technology, Inc.*........      265,920
      4,700       Group 1 Software, Inc.*............       86,151
      4,500       Hyperion Solutions Corp.*..........      151,920
     25,400       Lexar Media, Inc.*.................      242,316
      5,000       Macromedia, Inc.*..................      105,200
     30,000       Maxtor Corp.*......................      225,300
     16,000       Micromuse, Inc.*...................      127,840
      7,200       Netease.com, Inc., ADR*............      262,512
     12,000       NetIQ Corp.*.......................      185,520
     11,600       NetScreen Technologies, Inc.*......      261,580
     15,000       Network Equipment Technologies,
                    Inc.*............................      126,300
     10,000       Overland Storage, Inc.*............      203,400
     11,500       Packeteer, Inc.*...................      179,055
     10,000       Quest Software, Inc.*..............      119,000
     48,400       SupportSoft, Inc.*.................      314,116
     18,100       Synaptics, Inc.*...................      243,626
      4,300       Take-Two Interactive Software,
                    Inc.*............................      121,862
      5,900       United Online, Inc.*...............      149,506
     14,400       VeriSign, Inc.*....................      199,152
                                                       -----------
                                                         5,050,771
                                                       -----------
Construction (0.7%):
      3,500       Meritage Corp.*....................      172,410
                                                       -----------
Educational Services (4.1%):
      5,500       Career Education Corp.*............      376,310
      7,000       Corinthian Colleges, Inc.*.........      339,990

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Educational Services, continued
     10,000       eCollege.com*......................  $   114,800
      2,500       University of Phoenix Online*......      126,750
                                                       -----------
                                                           957,850
                                                       -----------
Electronics (13.1%):
      9,500       02Micro International, Ltd.*.......      153,045
      6,800       ASM International NV*..............      101,116
      6,000       ATMI, Inc.*........................      149,820
     50,400       ChipPac, Inc.*.....................      386,568
     15,500       Cree, Inc.*........................      252,340
      6,900       Emulex Corp.*......................      157,113
      8,300       FormFactor, Inc.*..................      146,910
     20,000       GlobespanVirata, Inc.*.............      165,000
     24,000       Innovex, Inc.*.....................      242,400
      6,600       Integrated Circuit Systems,
                    Inc.*............................      207,438
     26,800       Kopin Corp.*.......................      164,016
     18,000       Microsemi Corp.*...................      288,000
      8,400       Power Integrations, Inc.*..........      204,288
      2,000       QLogic Corp.*......................       96,660
     13,900       Silicon Image, Inc.*...............       77,562
     16,500       Skyworks Solutions, Inc.*..........      111,705
     24,600       Vitesse Semiconductor Corp.*.......      121,032
                                                       -----------
                                                         3,025,013
                                                       -----------
Health Care (7.2%):
      3,000       Advanced Neuromodulation Systems,
                    Inc.*............................      155,310
     10,800       Digene Corp.*......................      294,084
      8,400       Gen-Probe, Inc.*...................      343,308
     10,000       ID Biomedical Corp.*...............      104,400
      2,300       INAMED Corp.*......................      123,487
      4,800       Neurocrine Biosciences, Inc.*......      239,712
     11,000       Osteotech, Inc.*...................      149,490
     10,400       Penwest Pharmaceuticals Co.*.......      253,448
                                                       -----------
                                                         1,663,239
                                                       -----------
Manufacturing (1.3%):
      4,100       Zebra Technologies Corp., Class
                    A*...............................      308,279
                                                       -----------
Media (1.5%):
      5,900       Macrovision Corp.*.................      117,528
     19,200       TiVo, Inc.*........................      233,856
                                                       -----------
                                                           351,384
                                                       -----------
Oil/Gas (2.0%):
      4,800       Patterson-UTI Energy, Inc.*........      155,520
     10,500       Pride International, Inc.*.........      197,610
      5,200       Rowan Companies, Inc.*.............      116,480
                                                       -----------
                                                           469,610
                                                       -----------
Pharmaceuticals (14.8%):
     11,100       Able Laboratories, Inc.*...........      219,780
     11,800       Alteon, Inc.*......................       57,230
      7,500       Andrx Corp.*.......................      149,250
      4,500       Angiotech Pharmaceuticals, Inc.*...      183,330

See accompanying notes to the financial statements.
 18

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Pharmaceuticals, continued
      8,500       BioMarin Pharmaceutical, Inc.*.....  $    82,960
      3,900       Biosite, Inc.*.....................      187,590
      7,000       Columbia Laboratories, Inc.*.......       78,750
     12,000       Connetics Corp.*...................      179,640
      9,000       Eon Labs, Inc.*....................      316,350
      9,500       Inspire Pharmaceuticals, Inc.*.....      102,600
     16,500       Ligand Pharmaceuticals, Inc., Class
                    B*...............................      224,235
      8,200       Martek Biosciences Corp.*..........      352,108
      8,200       Medicines Co.*.....................      161,458
      6,100       MGI Pharma, Inc.*..................      156,343
      3,600       OSI Pharmaceuticals, Inc.*.........      115,956
      6,500       Pharmaceutical Resources, Inc.*....      316,290
      7,200       Taro Pharmaceutical Industries,
                    Ltd.*............................      395,136
      6,000       United Therapeutics Corp.*.........      130,680
                                                       -----------
                                                         3,409,686
                                                       -----------
Retail/Wholesale (8.7%):
      7,500       Central European Distribution
                    Corp.*...........................      151,050
     22,000       Chicago Pizza & Brewery, Inc.*.....      220,000
      4,000       Fred's, Inc. ......................      148,720
      6,900       Hot Topic, Inc.*...................      185,679
      6,200       Pacific Sunwear of California,
                    Inc.*............................      149,358
     13,200       Quiksilver, Inc.*..................      217,668
     12,600       Ruby Tuesday, Inc. ................      311,598
      6,400       Select Comfort Corp.*..............      104,832
      9,500       Sharper Image Corp.*...............      259,065
      4,000       United Natural Foods, Inc.*........      112,560
      4,200       Urban Outfitters, Inc.*............      150,780
                                                       -----------
                                                         2,011,310
                                                       -----------
Services (1.3%):
     20,000       Exult, Inc.*.......................      171,400
      5,100       FTI Consulting, Inc.*..............      127,347
                                                       -----------
                                                           298,747
                                                       -----------

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Telecommunications (5.5%):
     16,100       Aeroflex, Inc.*....................  $   124,614
     25,000       AudioCodes, Ltd.*..................      115,250
     22,900       IXC Communications, Inc.*..........      147,247
      5,900       KVH Industries, Inc.*..............      145,907
     20,600       Performance Technologies, Inc.*....      150,380
      9,500       UTStarcom, Inc.*...................      337,915
     21,200       Wireless Facilities, Inc.*.........      252,280
                                                       -----------
                                                         1,273,593
                                                       -----------
Travel/Entertainment (4.2%):
     16,700       AirTran Holdings, Inc.*............      174,849
     18,000       Alliance Gaming Corp.*.............      340,380
      4,000       JetBlue Airways Corp.*.............      169,160
      5,800       Marvel Enterprises, Inc.*..........      110,780
      7,100       Station Casinos, Inc.*.............      179,275
                                                       -----------
                                                           974,444
                                                       -----------
Waste Management (0.7%):
      4,000       Stericycle, Inc.*..................      153,920
                                                       -----------
  Total Common Stocks                                   22,468,029
                                                       -----------
INVESTMENT COMPANY (0.9%):
    198,881       NTRS London Deposit Account........      198,881
                                                       -----------
  Total Investments
    (Cost $17,620,653)(a)--98.1%                        22,666,910
  Other assets in excess of liabilities--1.9%              430,774
                                                       -----------
  Net Assets--100.0%                                   $23,097,684
                                                       ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $5,217,743
      Unrealized depreciation...................    (171,486)
                                                  ----------
      Net unrealized appreciation...............  $5,046,257
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS (91.9%):
Aerospace/Defense (1.5%):
        500       Curtiss-Wright Corp. ..............  $   31,600
      4,800       Kaman Corp., Class A...............      56,112
                                                       ----------
                                                           87,712
                                                       ----------
Banking/Financial Services (9.1%):
      2,700       BancorpSouth, Inc. ................      56,295
      2,500       Commercial Federal Corp. ..........      53,000
      2,200       GATX Corp. ........................      35,970
      1,600       Hudson United Bancorp..............      54,640
      2,400       Old National Bancorp...............      55,200
      2,100       Provident Financial Group, Inc. ...      53,823
      2,800       Seacoast Financial Services
                    Corp. ...........................      55,440
      2,300       Susquehanna Bancshares, Inc. ......      53,705
      1,300       UMB Financial Corp. ...............      55,120
      2,400       Washington Federal, Inc. ..........      55,512
                                                       ----------
                                                          528,705
                                                       ----------
Chemicals (1.0%):
      1,800       Lubrizol Corp. ....................      55,782
                                                       ----------
Food (1.9%):
      1,800       Corn Products International,
                    Inc. ............................      54,054
      2,500       Sensient Technologies Corp. .......      57,475
                                                       ----------
                                                          111,529
                                                       ----------
Health Care (5.7%):
      1,300       Arrow International, Inc. .........      57,395
      1,700       Cooper Companies, Inc. ............      59,109
      1,700       Invacare Corp. ....................      56,100
      1,400       Landauer, Inc. ....................      58,562
      2,600       Owens & Minor, Inc. ...............      58,110
      2,800       PerkinElmer, Inc. .................      38,668
                                                       ----------
                                                          327,944
                                                       ----------
Insurance (2.9%):
      2,000       AmerUs Group Co. ..................      56,380
      1,200       Delphi Financial Group, Inc., Class
                    A................................      56,160
      1,200       LandAmerica Financial Group,
                    Inc. ............................      57,000
                                                       ----------
                                                          169,540
                                                       ----------
Manufacturing (19.1%):
      3,100       Acuity Brands, Inc. ...............      56,327
      2,500       ArvinMeritor, Inc. ................      50,450
      2,600       Barnes Group, Inc. ................      56,576
      4,100       Callaway Golf Co. .................      54,202
      2,500       Crane Co. .........................      56,575
      1,300       Florida Rock Industries, Inc. .....      53,664
      1,500       Harsco Corp. ......................      54,075
      1,800       Kellwood Co. ......................      56,935
      1,100       Kimball International, Inc., Class
                    B................................      17,160
      1,400       Lancaster Colony Corp. ............      54,124
      2,400       Libbey, Inc. ......................      54,480
      2,500       Lincoln Electric Holdings, Inc. ...      51,025
      5,200       Methode Electronics, Inc., Class
                    A................................      55,900
      1,800       Precision Castparts Corp. .........      55,980

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS, CONTINUED
Manufacturing, continued
      2,800       Regal-Beloit Corp. ................  $   53,480
      2,800       Russell Corp. .....................      53,200
      5,400       Sturm, Ruger & Company, Inc. ......      54,000
      1,400       Tecumseh Products Co., Class A.....      53,634
      2,800       Valmont Industries, Inc. ..........      54,488
      5,000       Wellman, Inc. .....................      56,000
      2,300       York International Corp. ..........      53,820
                                                       ----------
                                                        1,106,095
                                                       ----------
Metals/Mining (2.3%):
      3,100       Commercial Metals Co. .............      55,149
      1,800       Goldcorp, Inc. ....................      21,600
      4,100       Massey Energy Co. .................      53,915
                                                       ----------
                                                          130,664
                                                       ----------
Oil/Gas (11.3%):
      2,200       Atmos Energy Corp. ................      54,560
      3,200       Berry Petroleum Co., Class A.......      57,440
      2,000       Cabot Oil & Gas Corp. .............      55,220
      1,600       Energen Corp. .....................      53,280
      1,800       Helmerich & Payne, Inc. ...........      52,560
      2,100       National Fuel Gas Co. .............      54,705
      1,775       Patina Oil & Gas Corp. ............      57,066
      2,000       St. Mary Land & Exploration Co. ...      54,600
      1,800       Tidewater, Inc. ...................      52,866
      1,700       UGI Corp. .........................      53,890
      4,700       Vintage Petroleum, Inc. ...........      53,016
      2,300       World Fuel Services Corp. .........      56,557
                                                       ----------
                                                          655,760
                                                       ----------
Paper/Forest Products (2.0%):
      3,400       Rock -- Tenn Co., Class A..........      57,630
      2,700       Universal Forest Products, Inc. ...      56,538
                                                       ----------
                                                          114,168
                                                       ----------
Real Estate Investment Trusts (7.6%):
      1,300       CBL & Associates Properties,
                    Inc. ............................      55,900
      1,800       First Industrial Realty Trust,
                    Inc. ............................      56,880
      1,300       Health Care Property Investors,
                    Inc..............................      55,055
      1,800       Healthcare Realty Trust, Inc. .....      52,470
      6,000       HRPT Properties Trust..............      55,200
      2,600       New Plan Excel Realty Trust........      55,510
      1,700       Shurgard Storage Centers, Inc.,
                    Class A..........................      56,236
      3,200       United Dominion Realty Trust,
                    Inc. ............................      55,104
                                                       ----------
                                                          442,355
                                                       ----------
Retail/Wholesale (14.3%):
      3,100       Arctic Cat, Inc. ..................      59,396
      2,000       Bob Evans Farms, Inc. .............      55,260
      1,900       Brown Shoe Company, Inc. ..........      56,620
      3,100       Burlington Coat Factory Warehouse
                    Corp.............................      55,490
      3,900       Casey's General Stores, Inc. ......      55,146

See accompanying notes to the financial statements.
 20

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
      2,600       Cato Corp., Class A................  $   54,808
      2,100       Claire's Stores, Inc. .............      53,256
      3,300       Dillard's, Inc., Class A...........      44,451
      2,200       Fresh Del Monte Produce, Inc. .....      56,518
      1,600       Hughes Supply, Inc. ...............      55,520
        700       IHOP Corp. ........................      22,099
      4,700       Lance, Inc. .......................      42,911
      2,100       McGrath Rentcorp...................      56,154
      3,400       Ruddick Corp. .....................      53,448
      1,500       Russ Berrie & Company, Inc. .......      54,765
      3,900       Tupperware Corp. ..................      56,004
                                                       ----------
                                                          831,846
                                                       ----------
Services (2.8%):
      1,700       Banta Corp. .......................      55,029
      3,800       Ennis Business Forms, Inc. ........      55,290
      1,400       Roto-Rooter, Inc. .................      53,466
                                                       ----------
                                                          163,785
                                                       ----------
Tobacco (0.9%):
      1,300       Universal Corp. ...................      54,990
                                                       ----------
Transportation (3.8%):
      2,100       Alexander & Baldwin, Inc. .........      55,713
      3,900       Frontline, Ltd. ...................      55,458

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS, CONTINUED
Transportation, continued
      1,300       Teekay Shipping Corp. .............  $   55,770
      2,000       USF Corp. .........................      53,940
                                                       ----------
                                                          220,881
                                                       ----------
Utilities (5.7%):
      2,000       Northwest Natural Gas Co. .........      54,500
      2,600       OGE Energy Corp. ..................      55,562
      1,300       Peoples Energy Corp. ..............      55,757
      2,100       PNM Resources, Inc. ...............      56,175
      2,100       Vectren Corp. .....................      52,605
      2,000       WGL Holdings, Inc. ................      53,400
                                                       ----------
                                                          327,999
                                                       ----------
  Total Common Stocks                                   5,329,755
                                                       ----------
INVESTMENT COMPANY (8.2%):
    476,945       TNT Offshore Deposit Account.......     476,945
                                                       ----------
  Total Investments
    (Cost $5,515,823)(a)--100.1%                        5,806,700
  Liabilities in excess of other assets--(0.1)%           (3,207)
                                                       ----------
  Net Assets--100.0%                                   $5,803,493
                                                       ==========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $310,679
      Unrealized depreciation...................   (19,802)
                                                  --------
      Net unrealized appreciation...............  $290,877
                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)


                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (90.3%):
Banking/Financial Services (16.0%):
       7,500      American Express Co. ..............  $   313,575
       7,500      Bank of America Corp. .............      592,725
      10,000      Citigroup, Inc. ...................      428,000
      17,500      J.P. Morgan Chase & Co. ...........      598,150
       7,500      Morgan Stanley.....................      320,625
       7,500      Washington Mutual, Inc. ...........      309,750
                                                       -----------
                                                         2,562,825
                                                       -----------
Chemicals (1.9%):
      10,000      Dow Chemical Co. ..................      309,600
                                                       -----------
Computers (10.2%):
      25,000      Hewlett-Packard Co. ...............      532,500
      10,000      Intel Corp. .......................      207,840
       5,000      International Business Machines
                    Corp.............................      412,500
      15,000      Microsoft Corp. ...................      384,150
      25,000      Sun Microsystems, Inc.*............      115,000
                                                       -----------
                                                         1,651,990
                                                       -----------
Diversified (2.0%):
       2,500      3M Co. ............................      322,450
                                                       -----------
Health Care (1.9%):
       5,000      Boston Scientific Corp.*...........      305,500
                                                       -----------
Household (1.9%):
       3,500      Procter & Gamble Co. ..............      312,130
                                                       -----------
Insurance (1.7%):
       5,000      American International Group,
                    Inc. ............................      275,900
                                                       -----------
Manufacturing (6.3%):
       7,500      Caterpillar, Inc. .................      417,450
      10,000      Honeywell International, Inc. .....      268,500
      17,500      Tyco International, Ltd. ..........      332,150
                                                       -----------
                                                         1,018,100
                                                       -----------
Media (5.3%):
      10,000      Clear Channel Communications,
                    Inc.*............................      423,900
      10,000      Viacom, Inc., Class B*.............      436,600
                                                       -----------
                                                           860,500
                                                       -----------
Metals/Mining (2.4%):
      15,000      Alcoa, Inc. .......................      382,500
                                                       -----------
Oil/Gas (6.8%):
      10,000      BP plc, ADR........................      420,200
       5,000      ChevronTexaco Corp. ...............      361,000
       8,629      Kinder Morgan Management, LLC......      323,242
                                                       -----------
                                                         1,104,442
                                                       -----------
Paper/Forest Products (2.2%):
      10,000      International Paper Co. ...........      357,300
                                                       -----------

    SHARES
      OR
   PRINCIPAL                                             MARKET
    AMOUNT                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Pharmaceuticals (8.8%):
       5,000      Allergan, Inc. ....................  $   385,500
       5,000      Forest Laboratories, Inc.*.........      273,750
      12,500      Pfizer, Inc. ......................      426,875
       7,500      Wyeth..............................      341,625
                                                       -----------
                                                         1,427,750
                                                       -----------
Real Estate Investment Trusts (10.1%):
      10,000      Boston Properties, Inc. ...........      438,000
      10,000      iStar Financial, Inc. .............      365,000
      10,000      Simon Property Group, Inc. ........      390,300
      10,000      Vornado Realty Trust...............      436,000
                                                       -----------
                                                         1,629,300
                                                       -----------
Retail/Wholesale (1.7%):
       5,000      Wal-Mart Stores, Inc. .............      268,350
                                                       -----------
Services (3.4%):
       5,000      Eastman Kodak Co. .................      136,750
      10,000      First Data Corp. ..................      414,400
                                                       -----------
                                                           551,150
                                                       -----------
Telecommunications (1.2%):
       5,000      Verizon Communications, Inc. ......      197,250
                                                       -----------
Utilities (6.5%):
       5,000      Dominion Resources, Inc. ..........      321,350
       7,500      Exelon Corp. ......................      448,575
      10,000      General Electric Co. ..............      286,800
                                                       -----------
                                                         1,056,725
                                                       -----------
  Total Common Stocks                                   14,593,762
                                                       -----------
INVESTMENT COMPANY (7.9%):
   1,279,930      TNT Offshore Deposit Account.......    1,279,930
                                                       -----------
CORPORATE BOND (1.6%):
Diversified (1.6%):
  $  250,000      Cendant Corp., 3.88%,
                    11/27/11(b)......................      264,375
                                                       -----------
PREFERRED STOCKS (3.6%):
Automobiles (0.7%):
       5,000      General Motors, Series B...........      112,000
                                                       -----------
Banking/Financial Services (2.9%):
       6,000      Goldman Sachs Group, Inc. .........      161,496
      17,200      Goldman Sachs Group, Inc. .........      311,595
                                                       -----------
                                                           473,091
                                                       -----------
  Total Preferred Stocks                                   585,091
                                                       -----------
  Total Investments
    (Cost $15,658,981)(a)--103.4%                       16,723,158
  Liabilities in excess of other assets--(3.4)%          (553,888)
                                                       -----------
  Net Assets--100.0%                                   $16,169,270
                                                       ===========

See accompanying notes to the financial statements.
 22

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $1,290,509
      Unrealized depreciation...................    (226,332)
                                                  ----------
      Net unrealized appreciation...............  $1,064,177
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                          MARKET
    SHARES                                                VALUE
---------------                                        ------------
COMMON STOCKS (90.7%):
Aerospace/Defense (0.7%):
       42,800     Goodrich Corp. ....................  $    898,800
                                                       ------------
Airlines (1.7%):
      206,800     AMR Corp.*.........................     2,274,800
                                                       ------------
Automobiles (6.3%):
      219,700     Navistar International Corp.*......     7,168,811
      221,200     Visteon Corp. .....................     1,519,644
                                                       ------------
                                                          8,688,455
                                                       ------------
Banking/Financial Services (13.3%):
      288,200     AmeriCredit Corp.*.................     2,464,110
      278,400     CIT Group, Inc. ...................     6,862,560
        4,200     Comerica, Inc. ....................       195,300
       56,000     Freddie Mac........................     2,843,120
      170,700     J.P. Morgan Chase & Co. ...........     5,834,526
                                                       ------------
                                                         18,199,616
                                                       ------------
Chemicals (4.9%):
      159,729     Crompton Corp. ....................     1,126,089
       71,400     FMC Corp.*.........................     1,615,782
      355,500     IMC Global, Inc. ..................     2,385,406
      160,000     Imperial Chemical Industries plc...       324,089
       96,000     Imperial Chemical Industries,
                    ADR..............................       796,800
        5,000     NOVA Chemicals Corp. ..............        95,200
      152,400     Solutia, Inc. .....................       332,232
                                                       ------------
                                                          6,675,598
                                                       ------------
Computers (0.2%):
       33,700     Maxtor Corp.*......................       253,087
                                                       ------------
Electronics (18.2%):
      198,300     Advanced Micro Devices, Inc.*......     1,271,103
       30,000     Agilent Technologies, Inc.*........       586,500
       46,300     Amkor Technology, Inc.*............       608,382
       92,400     Credence Systems Corp.*............       782,628
       98,500     Kulicke & Soffa Industries,
                    Inc.*............................       629,415
      471,283     Micron Technology, Inc.*...........     5,481,021
    1,147,300     Sanmina-SCI Corp.*.................     7,239,464
      815,900     Solectron Corp.*...................     3,051,466
      310,200     Teradyne, Inc.*....................     5,369,562
                                                       ------------
                                                         25,019,541
                                                       ------------
Health Care (0.1%):
       10,000     Tenet Healthcare Corp.*............       116,500
                                                       ------------
Insurance (6.7%):
       47,006     American Financial Group, Inc. ....     1,071,737
       20,000     CIGNA Corp. .......................       938,800

                                                          MARKET
    SHARES                                                VALUE
---------------                                        ------------
COMMON STOCKS, CONTINUED
Insurance, continued
       40,000     CNA Financial Corp.*...............  $    984,000
       12,300     Fairfax Financial Holdings, Ltd. ..     1,855,750
       48,800     Loews Corp. .......................     2,307,752
       25,100     Phoenix Companies, Inc. ...........       226,653
      134,600     UnumProvident Corp. ...............     1,804,986
                                                       ------------
                                                          9,189,678
                                                       ------------
Manufacturing (5.8%):
       94,200     ArvinMeritor, Inc. ................     1,900,956
       67,060     CNH Global NV......................       639,752
      249,400     Tyco International, Ltd. ..........     4,733,612
       26,000     York International Corp. ..........       608,400
                                                       ------------
                                                          7,882,720
                                                       ------------
Media (1.9%):
      223,314     Liberty Media Corp., Class A*......     2,581,510
                                                       ------------
Metals/Mining (1.4%):
       32,500     Alcan, Inc. .......................     1,016,925
       26,000     Freeport-McMoRan Copper & Gold,
                    Inc., Class B....................       637,000
       16,000     United States Steel Corp. .........       261,920
                                                       ------------
                                                          1,915,845
                                                       ------------
Oil/Gas (7.5%):
       15,000     Premcor, Inc.*.....................       323,250
      274,284     Pride International, Inc.*.........     5,162,025
       82,200     Rowan Companies, Inc.*.............     1,841,280
       17,000     Transocean, Inc. ..................       373,490
       65,900     Valero Energy Corp. ...............     2,394,147
       10,000     Veritas DGC, Inc.*.................       115,000
                                                       ------------
                                                         10,209,192
                                                       ------------
Paper/Forest Products (4.2%):
       46,900     Bowater, Inc. .....................     1,756,405
      156,100     Georgia-Pacific Corp. .............     2,958,095
      183,500     Tembec, Inc.*......................     1,100,662
                                                       ------------
                                                          5,815,162
                                                       ------------
Retail/Wholesale (6.3%):
      346,700     J.C. Penney Company, Inc. (Holding
                    Company).........................     5,841,895
       40,300     Sears, Roebuck and Co. ............     1,355,692
       48,000     Smithfield Foods, Inc.*............     1,100,160
       35,000     Tyson Foods, Inc., Class A.........       371,700
                                                       ------------
                                                          8,669,447
                                                       ------------
Tobacco (0.8%):
       38,900     Loews Corp.--Carolina Group........     1,050,300
                                                       ------------

See accompanying notes to the financial statements.
 24

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

                                                          MARKET
    SHARES                                                VALUE
---------------                                        ------------
COMMON STOCKS, CONTINUED
Transportation (4.8%):
      114,800     CSX Corp. .........................  $  3,454,332
      167,700     Swift Transportation Company,
                    Inc.*............................     3,122,574
                                                       ------------
                                                          6,576,906
                                                       ------------
Utilities (5.9%):
      150,000     Allegheny Energy, Inc. ............     1,267,500
      241,700     PG&E Corp.*........................     5,111,955
      274,900     Reliant Resources, Inc.*...........     1,685,137
                                                       ------------
                                                          8,064,592
                                                       ------------
  Total Common Stocks                                   124,081,749
                                                       ------------
INVESTMENT COMPANIES (10.1%):
   13,280,478     NTRS London Deposit Account........    13,280,478
        6,100     Standard & Poors Depositary Receipt
                    Trust Series 1...................       595,543
                                                       ------------
Total Investment Companies                               13,876,021
                                                       ------------

   PRINCIPAL                                              MARKET
    AMOUNT                                                VALUE
---------------                                        ------------
CONVERTIBLE BONDS (0.2%):
Computers (0.2%):
  $   261,000     Micron Technology, Inc., 2.50%,
                    02/01/10(b)......................  $    311,569
                                                       ------------
  Total Investments
    (Cost $121,788,582)(a)--101.0%                      138,269,339
  Liabilities in excess of other assets--(1.0)%         (1,339,179)
                                                       ------------
  Net Assets--100.0%                                   $136,930,160
                                                       ============

------------

*   Non-income producing security.

ADR--American Depository Receipt.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $21,254,771
      Unrealized depreciation...................   (4,774,014)
                                                  -----------
      Net unrealized appreciation...............  $16,480,757
                                                  ===========

    Aggregate cost for federal income tax purposes is substantially the same.

    The following represents the concentrations by country as of June 30, 2003 based upon the total market value.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................     97.63%
      Canada....................................      2.14%
      United Kingdom............................      0.23%
                                                    ------
                                                    100.00%
                                                    ======

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)


                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (88.7%):
Aerospace/Defense (2.9%):
      34,000      Boeing Co. ........................  $ 1,166,880
                                                       -----------
Airlines (0.2%):
       6,800      AMR Corp.*.........................       74,800
                                                       -----------
Automobiles (1.8%):
      23,200      Navistar International Corp.*......      757,016
                                                       -----------
Banking/Financial Services (21.3%):
      15,000      AmeriCredit Corp.*.................      128,250
      42,646      CIT Group, Inc. ...................    1,051,224
      29,200      Citigroup, Inc. ...................    1,249,760
       2,600      Fannie Mae.........................      175,344
      35,200      FleetBoston Financial Corp. .......    1,045,792
      31,800      Freddie Mac........................    1,614,486
      49,200      J.P. Morgan Chase & Co. ...........    1,681,656
      19,000      KeyCorp............................      480,130
      24,300      Merrill Lynch & Company, Inc. .....    1,134,324
       5,800      Prudential Financial, Inc. ........      195,170
                                                       -----------
                                                         8,756,136
                                                       -----------
Chemicals (4.6%):
      61,400      Dow Chemical Co. ..................    1,900,944
                                                       -----------
Computers (4.0%):
       6,000      Electronic Data Systems Corp. .....      128,700
      70,437      Hewlett-Packard Co. ...............    1,500,308
                                                       -----------
                                                         1,629,008
                                                       -----------
Electronics (13.4%):
      93,600      Agilent Technologies, Inc.*........    1,829,880
     132,935      Micron Technology, Inc.*...........    1,546,034
      64,000      Sanmina-SCI Corp.*.................      403,840
     100,000      Teradyne, Inc.*....................    1,731,000
                                                       -----------
                                                         5,510,754
                                                       -----------
Health Care (2.2%):
      19,600      Baxter International, Inc. ........      509,600
      11,800      HCA, Inc. .........................      378,072
                                                       -----------
                                                           887,672
                                                       -----------
Insurance (7.3%):
      12,600      Allstate Corp. ....................      449,190
      10,800      American International Group,
                    Inc. ............................      595,944
      22,500      Hartford Financial Services Group,
                    Inc..............................    1,133,100
      51,500      Travelers Property Casualty Corp.,
                    Class A..........................      818,850
                                                       -----------
                                                         2,997,084
                                                       -----------
Manufacturing (6.3%):
      26,800      Honeywell International, Inc. .....      719,580
      97,500      Tyco International, Ltd. ..........    1,850,550
                                                       -----------
                                                         2,570,130
                                                       -----------

    SHARES
      OR
   PRINCIPAL                                             MARKET
    AMOUNT                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Media (3.6%):
     125,893      Liberty Media Corp., Class A*......  $ 1,455,323
                                                       -----------
Metals/Mining (1.5%):
      14,480      Alcan, Inc. .......................      453,079
       5,900      Alcoa, Inc. .......................      150,450
                                                       -----------
                                                           603,529
                                                       -----------
Oil/Gas (5.0%):
      20,800      ConocoPhillips.....................    1,139,840
      19,500      Royal Dutch Petroleum Co., NY
                    Shares...........................      909,090
                                                       -----------
                                                         2,048,930
                                                       -----------
Pharmaceuticals (3.0%):
      11,800      Bristol-Myers Squibb Co. ..........      320,370
      49,300      Schering-Plough Corp. .............      916,980
                                                       -----------
                                                         1,237,350
                                                       -----------
Retail/Wholesale (8.8%):
      33,300      Altria Group, Inc. ................    1,513,152
       7,900      Deere & Co. .......................      361,030
      92,800      J.C. Penney Company, Inc. (Holding
                    Company).........................    1,563,680
      10,000      Sara Lee Corp. ....................      188,100
                                                       -----------
                                                         3,625,962
                                                       -----------
Telecommunications (1.6%):
      79,500      AT&T Wireless Services, Inc.*......      652,695
                                                       -----------
Transportation (0.2%):
       2,400      CSX Corp. .........................       72,216
                                                       -----------
Utilities (1.0%):
      11,600      Duke Energy Corp. .................      231,420
       5,800      General Electric Co. ..............      166,344
                                                       -----------
                                                           397,764
                                                       -----------
  Total Common Stocks                                   36,344,193
                                                       -----------
INVESTMENT COMPANIES (11.2%):
   2,945,595      NTRS London Deposit Account........    2,945,595
      16,700      Standard & Poors Depositary Receipt
                    Trust Series 1...................    1,630,421
                                                       -----------
Total Investment Companies                               4,576,016
                                                       -----------
CONVERTIBLE BONDS (0.3%):
Computers (0.3%):
  $   86,000      Micron Technology, Inc., 2.50%,
                    02/01/10(b)......................      102,663
                                                       -----------
  Total Investments
    (Cost $35,385,775)(a)--100.2%                       41,022,872
  Liabilities in excess of other assets--(0.2)%           (91,353)
                                                       -----------
  Net Assets--100.0%                                   $40,931,519
                                                       ===========

See accompanying notes to the financial statements.
 26

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $6,127,901
      Unrealized depreciation...................    (490,804)
                                                  ----------
      Net unrealized appreciation...............  $5,637,097
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

   PRINCIPAL                                            AMORTIZED
    AMOUNT                                                 COST
---------------                                        ------------
CERTIFICATES OF DEPOSIT (8.2%):
Banking/Financial Services (8.2%):
  $ 5,000,000     Banco Bilbao Vizcaya Argentaria SA,
                    1.17%, 12/16/03..................  $  5,000,000
    9,000,000     Credit Agricole SA, 1.25%,
                    07/11/03.........................     9,000,000
    1,500,000     Svenska Handelsbanken AB, 1.30%,
                    07/21/03.........................     1,500,033
                                                       ------------
  Total Certificates of Deposit                          15,500,033
                                                       ------------
COMMERCIAL PAPER (B) (75.7%):
Banking/Financial Services (65.1%):
    1,000,000     Amsterdam Funding Corp., 1.14%,
                    07/11/03(c)......................       999,683
    8,800,000     Barton Capital Corp., 1.10%,
                    07/23/03(c)......................     8,794,084
    1,700,000     Caterpillar Financial Services
                    Corp., 1.15%, 09/02/03...........     1,696,579
    1,630,000     Caterpillar Financial Services
                    Corp., 1.15%, 09/08/03...........     1,626,407
    5,000,000     CBA (Delaware) Finance, Inc.,
                    0.93%, 07/28/03..................     4,996,513
    5,994,000     Citigroup Global Markets Holding,
                    Inc., 1.11%, 08/18/03............     5,985,129
    1,700,000     Danske Corp., 1.26%, 07/07/03......     1,699,643
    2,200,000     Danske Corp., 1.26%, 07/08/03......     2,199,461
    2,900,000     Danske Corp., 1.10%, 07/10/03......     2,899,203
    8,500,000     Edison Asset Securitization, 1.21%,
                    09/10/03(c)......................     8,479,716
    2,326,000     Falcon Asset Securitization Corp.,
                    1.10%, 07/25/03(c)...............     2,324,294
    7,000,000     Fleet Funding Corp., 1.09%,
                    09/12/03(c)......................     6,984,528
    2,797,000     General Electric Capital Corp.,
                    1.04%, 07/10/03..................     2,796,273
    1,013,000     General Electric Capital Corp.,
                    1.04%, 09/24/03..................     1,010,513
    5,000,000     General Electric Financial
                    Assurance Holdings, 1.00%,
                    07/25/03(c)......................     4,996,667
    9,000,000     Hamburgische Landesbank
                    Girozentrale, 1.28%,
                    10/08/03(c)......................     8,968,319
    1,708,000     HBOS Treasury Services plc, 1.15%,
                    07/10/03.........................     1,707,509
    4,000,000     HSBC Bank USA, Inc., 1.08%,
                    09/12/03.........................     3,991,240

   PRINCIPAL                                            AMORTIZED
    AMOUNT                                                 COST
---------------                                        ------------
COMMERCIAL PAPER (B), CONTINUED
Banking/Financial Services, continued
  $ 5,000,000     ING America Insurance Holdings,
                    1.00%, 07/08/03..................  $  4,999,028
    2,892,000     ING America Insurance Holdings,
                    1.05%, 07/10/03..................     2,891,241
    3,000,000     Long Lane Master Trust IV, 1.09%,
                    07/15/03(c)......................     2,998,728
    5,000,000     Nestle Capital Corp., 1.11%,
                    10/30/03(c)......................     4,981,346
    4,000,000     New Center Asset Trust, 1.27%,
                    08/29/03.........................     3,991,674
    1,111,000     Nordeutsche Landesbank Luxembourg
                    SA, 0.97%, 07/15/03(c)...........     1,110,581
    2,000,000     PB Finance Delaware, Inc., 1.24%,
                    07/21/03.........................     1,998,622
    2,536,000     PB Finance Delaware, Inc., 1.08%,
                    08/05/03.........................     2,533,337
    6,056,000     Sheffield Receivables Corp., 1.08%,
                    07/15/03(c)......................     6,053,456
    8,914,000     Sony Global Treasury Services,
                    Ltd., 1.23%, 08/26/03(c).........     8,896,945
    2,000,000     Spintab AB, 1.06%, 08/13/03........     1,997,468
    3,200,000     Svenska Handelsbanken AB, 1.10%,
                    07/02/03.........................     3,199,902
    1,038,000     Tulip Funding Corp., 1.30%,
                    07/28/03(c)......................     1,036,988
    4,000,000     Variable Funding Capital Corp.,
                    1.02%, 07/15/03(c)...............     3,998,413
                                                       ------------
                                                        122,843,490
                                                       ------------
Insurance (4.2%):
    8,000,000     Prudential plc, 1.25%,
                    07/15/03(c)......................     7,996,111
                                                       ------------
Oil/Gas (3.0%):
    3,000,000     BASF AG, 1.24%, 07/16/03(c)........     2,998,450
    2,638,000     Schlumberger Technology Corp.,
                    1.21%, 09/02/03(c)...............     2,632,414
                                                       ------------
                                                          5,630,864
                                                       ------------
Pharmaceuticals (1.0%):
    1,885,000     Aventis SA, 1.20%, 08/07/03(c).....     1,882,675
                                                       ------------
Telecommunications (2.4%):
    4,585,000     SBC International, Inc., 1.04%,
                    07/09/03(c)......................     4,583,940
                                                       ------------
  Total Commercial Paper                                142,937,080
                                                       ------------

See accompanying notes to the financial statements.
 28

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

    SHARES                                                VALUE
      OR                                                    OR
   PRINCIPAL                                            AMORTIZED
    AMOUNT                                                 COST
---------------                                        ------------
INVESTMENT COMPANY (0.0%):
          855     TNT Offshore Deposit Account.......  $        855
                                                       ------------
CORPORATE BONDS (4.4%):
Banking/Financial Services (4.4%):
  $ 3,000,000     Goldman Sachs Group, LP, 1.27%,
                    06/11/04(c)......................     3,000,000
    5,000,000     Merrill Lynch & Co., 1.20%,
                    09/25/03.........................     5,001,691
      300,000     Morgan Stanley, 1.16%, 09/19/03....       300,034
                                                       ------------
  Total Corporate Bonds                                   8,301,725
                                                       ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (11.7%):
Federal Home Loan Bank (10.9%):
   10,000,000     4.88%, 04/16/04....................  $ 10,284,142
    5,000,000     1.42%, 04/21/04....................     5,000,000
    5,000,000     4.75%, 06/28/04....................     5,173,794
                                                       ------------
                                                         20,457,936
                                                       ------------
Federal Home Loan Mortgage Corporation (0.8%):
  $ 1,535,000     6.38%, 11/15/03....................     1,564,087
                                                       ------------
  Total U.S. Government Sponsored Enterprises            22,022,023
                                                       ------------
  Total Investments
    (Cost $188,761,716)(a)--100.0%                      188,761,716
  Liabilities in excess of other assets--0.0%               (5,431)
                                                       ------------
  Net Assets--100.0%                                   $188,756,285
                                                       ============

------------

(a)  Also represents cost for federal tax purposes.

(b)  The rates presented represent the effective yields at June 30, 2003.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed these securities to be liquid, except for Goldman Sachs which is illiquid, based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (92.1%):
Consumer Discretionary (25.5%):
       1,880      Advance Auto Parts, Inc.*..........  $   114,492
      12,650      Amazon.com, Inc.*..................      461,600
       9,060      Best Buy Company, Inc.*............      397,915
       5,400      Brunswick Corp. ...................      135,108
       7,240      Cablevision Systems New York Group,
                    Class A*.........................      150,302
       3,730      CBRL Group, Inc. ..................      144,948
       7,570      Coach, Inc.*.......................      376,532
      14,500      Dollar General Corp. ..............      264,770
       5,440      eBay, Inc.*........................      566,740
       7,250      EchoStar Communications Corp.,
                    Class A*.........................      250,995
      14,550      Gap, Inc. .........................      272,958
       3,660      Garmin, Ltd.*......................      145,924
       3,620      Getty Images, Inc.*................      149,506
       5,440      GTECH Holdings Corp.*..............      204,816
       1,810      Harman International Industries,
                    Inc..............................      143,243
       9,060      Hasbro, Inc. ......................      158,459
       9,320      Home Depot, Inc. ..................      308,678
       1,830      Hovnanian Enterprises, Inc., Class
                    A*...............................      107,879
       9,060      InterActiveCorp....................      358,504
       1,810      International Game Technology*.....      185,217
       7,420      Liz Claiborne, Inc. ...............      261,555
       2,770      Magna International, Inc., Class
                    A................................      186,338
       6,480      NetFlix, Inc.*.....................      165,564
       3,630      P.F. Chang's China Bistro, Inc.*...      178,632
       7,240      Reebok International, Ltd.*........      243,481
       1,860      Ryland Group, Inc. ................      129,084
       3,630      Timberland Co., Class A*...........      191,882
      15,000      Xm Satellite Radio Holdings, Inc.,
                    Class A*.........................      165,750
                                                       -----------
                                                         6,420,872
                                                       -----------
Energy (3.2%):
       5,440      BJ Services Co.*...................      203,238
       3,630      Burlington Resources, Inc. ........      196,274
       3,630      Patterson-UTI Energy, Inc.*........      117,612
       3,660      Smith International, Inc.*.........      134,468
       7,250      XTO Energy, Inc. ..................      145,798
                                                       -----------
                                                           797,390
                                                       -----------
Financials (7.9%):
       3,630      Capital One Financial Corp. .......      178,523
       3,630      Countrywide Financial Corp. .......      252,539
       4,530      Fidelity National Financial,
                    Inc. ............................      139,343
       1,810      Golden West Financial Corp. .......      144,818
      11,130      Janus Capital Group, Inc. .........      182,532
       2,720      Legg Mason, Inc. ..................      176,664
       5,380      Lehman Brothers Holdings, Inc. ....      357,662
       7,460      New York Community Bancorp, Inc....      217,011

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Financials, continued
       5,430      SLM Corp. .........................  $   212,693
       3,690      T Rowe Price Group, Inc. ..........      139,298
                                                       -----------
                                                         2,001,083
                                                       -----------
Health Care (24.6%):
       7,250      AdvancePCS*........................      277,168
       3,630      Aetna, Inc. .......................      218,526
       1,780      Allergan, Inc. ....................      137,238
       5,410      Amgen, Inc.*.......................      359,440
       3,630      Anthem, Inc. ......................      280,055
       3,680      Becton, Dickinson & Co. ...........      142,968
       4,640      Biovail Corp.*.....................      218,358
       7,430      Boston Scientific Corp.*...........      453,973
       1,810      C.R. Bard, Inc. ...................      129,071
       4,650      Celgene Corp.*.....................      141,360
       3,630      Coventry Health Care, Inc.*........      167,561
       4,670      Fisher Scientific International,
                    Inc.*............................      162,983
       3,630      Genentech, Inc.*...................      261,796
       9,090      Gilead Sciences, Inc.*.............      505,222
       5,580      Health Net, Inc.*..................      183,861
       2,660      INAMED Corp.*......................      142,815
       5,360      Invitrogen Corp.*..................      205,663
       7,250      IVAX Corp.*........................      129,413
       2,730      Martek Biosciences Corp.*..........      117,226
       3,650      MedImmune, Inc.*...................      132,751
       3,630      Mid Atlantic Medical Services,
                    Inc.*............................      189,849
       2,650      Millipore Corp.*...................      117,581
       3,660      St. Jude Medical, Inc.*............      210,450
       2,800      Taro Pharmaceutical Industries,
                    Ltd.*............................      153,664
       7,250      Teva Pharmaceutical Industries,
                    Ltd., ADR........................      412,743
       3,630      Varian Medical Systems, Inc.*......      208,979
       5,490      Watson Pharmaceuticals, Inc.*......      221,631
       1,810      WellPoint Health Networks, Inc.*...      152,583
       3,640      Zimmer Holdings, Inc.*.............      163,982
                                                       -----------
                                                         6,198,910
                                                       -----------
Industrials (5.9%):
       3,630      Apollo Group, Inc., Class A*.......      224,189
       3,630      Career Education Corp.*............      248,364
       3,600      Danaher Corp. .....................      244,979
       5,360      Dover Corp. .......................      160,586
       7,250      Monster Worldwide, Inc.*...........      143,043
       2,720      PACCAR, Inc. ......................      183,763
       5,440      Pall Corp. ........................      122,400
       5,640      R.R. Donnelley & Sons Co. .........      147,430
                                                       -----------
                                                         1,474,754
                                                       -----------

See accompanying notes to the financial statements.
 30

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)


                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Information Technology (23.4%):
       3,630      ADTRAN, Inc.*......................  $   186,183
      14,500      Amdocs, Ltd. ......................      347,999
       3,800      Avid Technology, Inc.*.............      133,266
       3,630      Avocent Corp.*.....................      108,646
       9,280      Broadcom Corp., Class A*...........      231,165
       5,440      CheckFree Corp.*...................      151,450
       9,060      Citrix Systems, Inc.*..............      184,462
      10,880      Comverse Technology, Inc.*.........      163,526
      27,190      Corning, Inc.*.....................      200,934
       7,300      Documentum, Inc.*..................      143,591
       3,630      Electronic Arts, Inc.*.............      268,583
       2,790      Fair, Issac and Company, Inc. .....      143,546
      10,880      Foundry Networks, Inc.*............      156,672
      18,130      Juniper Networks, Inc. ............      224,268
       5,440      KLA-Tencor Corp.*..................      252,906
       7,250      Lam Research Corp.*................      132,023
       7,300      Marvell Technology Group, Ltd.*....      250,901
       9,290      McData Corp., Class A*.............      136,284
       5,440      Mercury Interactive Corp.*.........      210,038
      14,500      Micromuse, Inc.*...................      115,855
       7,290      NetScreen Technologies, Inc.*......      164,390
      14,560      Network Appliance, Inc.*...........      236,018
       5,540      NVIDIA Corp.*......................      127,475
       5,440      OmniVision Technologies, Inc.*.....      169,728
       3,590      QLogic Corp.*......................      173,505

    SHARES
      OR
   PRINCIPAL                                             MARKET
    AMOUNT                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Information Technology, continued
       5,440      SanDisk Corp.*.....................  $   219,504
       5,440      Storage Technology Corp.*..........      140,026
      18,130      Taiwan Semiconductor Manufacturing
                    Company, Ltd., ADR*..............      182,750
       9,060      VERITAS Software Corp.*............      259,750
      10,880      Yahoo!, Inc.*......................      356,428
       1,810      Zebra Technologies Corp., Class
                    A*...............................      136,094
                                                       -----------
                                                         5,907,966
                                                       -----------
Telecommunication Services (1.6%):
      21,940      Nextel Communications, Inc., Class
                    A*...............................      396,675
                                                       -----------
  Total Common Stocks                                   23,197,650
                                                       -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (8.9%):
Federal Home Loan Bank (8.9%):
  $2,255,000      0.95%, 07/01/03(b).................    2,255,000
                                                       -----------
  Total Investments
    (Cost $21,631,905)(a)--101.0%                       25,452,650
  Liabilities in excess of other assets--(1.0)%          (247,108)
                                                       -----------
  Net Assets--100.0%                                   $25,205,542
                                                       ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $3,944,617
      Unrealized depreciation...................    (123,872)
                                                  ----------
      Net unrealized appreciation...............  $3,820,745
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

(b)  The rate presented represents the effective yield at June 30, 2003.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                          MARKET
    SHARES                                                VALUE
---------------                                        ------------
COMMON STOCKS (91.5%):
Consumer Discretionary (9.1%):
       12,659     Comcast Corp., Class A*............  $    382,049
      108,750     Federated Department Stores,
                    Inc. ............................     4,007,437
       11,500     Home Depot, Inc. ..................       380,880
       24,700     Jones Apparel Group, Inc.*.........       722,722
       36,290     Limited, Inc. .....................       562,495
       16,700     May Department Stores Co. .........       371,742
      109,360     McDonald's Corp. ..................     2,412,482
      127,860     Walt Disney Co. ...................     2,525,235
                                                       ------------
                                                         11,365,042
                                                       ------------
Consumer Staples (9.0%):
       47,030     Altria Group, Inc. ................     2,137,043
       60,160     CVS Corp. .........................     1,686,285
       54,420     Kimberly-Clark Corp. ..............     2,837,459
      220,190     Kroger Co.*........................     3,672,769
       48,170     Sara Lee Corp. ....................       906,078
                                                       ------------
                                                         11,239,634
                                                       ------------
Energy (16.3%):
       58,360     BP plc, ADR........................     2,452,287
       34,030     ConocoPhillips.....................     1,864,844
       91,710     Diamond Offshore Drilling, Inc. ...     1,924,993
       83,800     GlobalSantaFe Corp. ...............     1,955,892
      204,830     Halliburton Co. ...................     4,711,090
      105,570     Schlumberger, Ltd. ................     5,021,965
       18,800     Total Fina Elf SA, ADR.............     1,425,040
       47,400     Transocean, Inc. ..................     1,041,378
                                                       ------------
                                                         20,397,489
                                                       ------------
Financials (16.9%):
       38,800     Allstate Corp. ....................     1,383,220
       16,360     Ambac Financial Group, Inc. .......     1,083,850
       35,400     Bank of America Corp. .............     2,797,662
        7,465     Capital One Financial Corp. .......       367,129
       32,590     Chubb Corp. .......................     1,955,400
       49,040     Citigroup, Inc. ...................     2,098,912
        9,900     Fannie Mae.........................       667,656
       73,420     Freddie Mac........................     3,727,532
        4,600     Goldman Sachs Group, Inc. .........       385,250
       16,080     J.P. Morgan Chase & Co. ...........       549,614
       17,680     Merrill Lynch & Company, Inc. .....       825,302
          600     Nationwide Financial Services,
                    Inc., Class A....................        19,500
       14,800     PNC Financial Services Group.......       722,388
        3,560     Principal Financial Group, Inc. ...       114,810
        4,300     RenaissanceRe Holdings, Ltd. ......       195,736
        8,790     SunTrust Banks, Inc. ..............       521,599
       27,850     Torchmark Corp. ...................     1,037,413
        3,400     Travelers Property Casualty Corp.,
                    Class A..........................        54,060
       27,339     Travelers Property Casualty Corp.,
                    Class B..........................       431,136

                                                          MARKET
    SHARES                                                VALUE
---------------                                        ------------
COMMON STOCKS, CONTINUED
Financials, continued
        2,595     Washington Mutual, Inc. ...........  $    107,174
       42,790     Wells Fargo & Co. .................     2,156,616
                                                       ------------
                                                         21,201,959
                                                       ------------
Health Care (14.5%):
       20,320     Aetna, Inc. .......................     1,223,264
      208,400     Bristol-Myers Squibb Co. ..........     5,658,059
       54,500     GlaxoSmithKline plc, ADR...........     2,209,430
       26,010     Merck & Company, Inc. .............     1,574,906
       59,762     Pfizer, Inc. ......................     2,040,872
       19,670     Roche Holding AG, ADR..............     1,542,913
       77,560     Schering-Plough Corp. .............     1,442,616
       54,800     Tenet Healthcare Corp.*............       638,420
       40,490     Wyeth..............................     1,844,320
                                                       ------------
                                                         18,174,800
                                                       ------------
Industrials (0.6%):
       25,920     Burlington Northern Santa Fe
                    Corp. ...........................       737,165
                                                       ------------
Information Technology (5.8%):
        3,600     Amdocs, Ltd. ......................        86,400
       11,000     Andrew Corp.*......................       101,200
        9,330     Check Point Software Technologies,
                    Ltd.*............................       182,402
       24,226     Cisco Systems, Inc.*...............       404,332
       34,240     Cognex Corp.*......................       765,263
       10,785     Comverse Technology, Inc.*.........       162,099
       48,270     Credence Systems Corp.*............       408,847
       15,260     Electronics for Imaging, Inc.*.....       309,625
       72,075     Flextronics International, Ltd.*...       748,859
       69,849     Hewlett-Packard Co. ...............     1,487,783
        4,490     International Business Machines
                    Corp.............................       370,425
       18,020     Jabil Circuit, Inc.*...............       398,242
       34,640     JDS Uniphase Corp.*................       121,586
        5,610     KEMET Corp.*.......................        56,661
        9,975     Lexmark International, Inc.*.......       705,931
       14,100     Microsoft Corp. ...................       361,101
       22,990     Motorola, Inc. ....................       216,796
        9,350     Nokia Corp., ADR...................       153,621
          890     Novellus Systems, Inc.*............        32,593
        6,790     SunGard Data Systems, Inc.*........       175,929
        5,254     Telefonaktiebolaget LM Ericsson,
                    ADR*.............................        55,850
                                                       ------------
                                                          7,305,545
                                                       ------------
Materials (9.6%):
       44,100     Alcoa, Inc. .......................     1,124,550
       46,990     Boise Cascade Corp. ...............     1,123,061
      101,460     Dow Chemical Co. ..................     3,141,202
       21,500     E. I. du Pont de Nemours and
                    Co. .............................       895,260
      133,500     Georgia-Pacific Corp. .............     2,529,825

See accompanying notes to the financial statements.
 32

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)


                                                          MARKET
    SHARES                                                VALUE
---------------                                        ------------
COMMON STOCKS, CONTINUED
Materials, continued
       47,200     International Paper Co. ...........  $  1,686,456
       24,200     Phelps Dodge Corp.*................       927,828
       35,330     United States Steel Corp. .........       578,352
                                                       ------------
                                                         12,006,534
                                                       ------------
Telecommunication Services (5.6%):
      421,110     Sprint Corp. ......................     6,063,984
       25,600     Verizon Communications, Inc. ......     1,009,920
                                                       ------------
                                                          7,073,904
                                                       ------------
Utilities (4.1%):
       12,250     American Electric Power Company,
                    Inc..............................       365,418
       73,240     CenterPoint Energy, Inc. ..........       596,906
       14,590     Constellation Energy Group,
                    Inc. ............................       500,437
        3,060     Exelon Corp. ......................       183,019

    SHARES
      OR
   PRINCIPAL                                              MARKET
    AMOUNT                                                VALUE
---------------                                        ------------
COMMON STOCKS, CONTINUED
Utilities, continued
        6,770     IDACORP, Inc. .....................  $    177,713
       19,840     Public Service Enterprise Group,
                    Inc..............................       838,239
       17,890     Scottish Power plc, ADR............       434,906
       89,110     TXU Corp. .........................     2,000,519
                                                       ------------
                                                          5,097,157
                                                       ------------
  Total Common Stocks                                   114,599,229
                                                       ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (8.5%):
Federal Home Loan Bank (8.5%):
  $10,702,000     0.95%, 07/01/03(b).................    10,702,000
                                                       ------------
  Total Investments
    (Cost $115,479,689)(a)--100.0%                      125,301,229
  Liabilities in excess of other assets--0.0%              (56,441)
                                                       ------------
  Net Assets--100.0%                                   $125,244,788
                                                       ============

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $11,698,130
      Unrealized depreciation...................   (1,876,590)
                                                  -----------
      Net unrealized appreciation...............  $ 9,821,540
                                                  ===========

    Aggregate cost for federal income tax purposes is substantially the same.

(b)  The rate presented represents the effective yield at June 30, 2003.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (95.6%):
Consumer Discretionary (21.5%):
      40,490      Amazon.com, Inc.*..................  $ 1,477,480
      17,540      Bed Bath & Beyond, Inc.*...........      680,727
      30,350      Best Buy Company, Inc.*............    1,332,972
      10,100      Coach, Inc.*.......................      502,374
      30,360      eBay, Inc.*........................    3,162,904
      30,350      EchoStar Communications Corp.,
                    Class A*.........................    1,050,717
       5,150      Federated Department Stores,
                    Inc. ............................      189,778
      45,400      Gap, Inc. .........................      851,704
      30,350      Home Depot, Inc. ..................    1,005,192
      30,350      InterActiveCorp....................    1,200,950
      10,150      International Game Technology*.....    1,038,650
      15,180      Lowe's Companies, Inc. ............      651,981
      30,450      McDonald's Corp. ..................      671,727
      25,300      Viacom, Inc., Class B*.............    1,104,598
                                                       -----------
                                                        14,921,754
                                                       -----------
Consumer Staples (1.8%):
       7,590      Avon Products, Inc. ...............      472,098
      10,100      Costco Wholesale Corp.*............      369,660
       7,610      Wal-Mart Stores, Inc. .............      408,429
                                                       -----------
                                                         1,250,187
                                                       -----------
Energy (5.5%):
      20,250      BJ Services Co.*...................      756,540
      15,150      Burlington Resources, Inc. ........      819,161
      10,100      Nabors Industries, Ltd.*...........      399,455
      10,100      Schlumberger, Ltd. ................      480,457
      25,270      Smith International, Inc.*.........      928,419
      10,100      Weatherford International, Ltd.*...      423,190
                                                       -----------
                                                         3,807,222
                                                       -----------
Financials (6.6%):
      25,300      American Express Co. ..............    1,057,792
       5,040      Bank of America Corp. .............      398,311
      15,150      Capital One Financial Corp. .......      745,077
       8,600      Countrywide Financial Corp. .......      598,302
       6,050      Goldman Sachs Group, Inc. .........      506,688
       7,600      Lehman Brothers Holdings, Inc. ....      505,248
       6,050      SLM Corp. .........................      236,979
      13,700      Washington Mutual, Inc. ...........      565,810
                                                       -----------
                                                         4,614,207
                                                       -----------
Health Care (25.4%):
      15,150      Aetna, Inc. .......................      912,030
       6,600      AmerisourceBergen Corp. ...........      457,710
      40,450      Amgen, Inc.*.......................    2,687,497
       6,050      Anthem, Inc. ......................      466,758
      15,200      Biovail Corp.*.....................      715,312
      25,300      Boston Scientific Corp.*...........    1,545,829
      10,050      Eli Lilly & Co. ...................      693,149
      10,100      Forest Laboratories, Inc.*.........      552,975

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Health Care, continued
      15,150      Genentech, Inc.*...................  $ 1,092,618
      25,300      Gilead Sciences, Inc.*.............    1,406,174
      20,200      MedImmune, Inc.*...................      734,674
      15,280      Medtronic, Inc. ...................      732,982
      35,400      Pfizer, Inc. ......................    1,208,910
      17,700      St. Jude Medical, Inc.*............    1,017,750
      20,250      Teva Pharmaceutical Industries,
                    Ltd., ADR........................    1,152,833
      30,340      UnitedHealth Group, Inc. ..........    1,524,585
      15,150      Wyeth..............................      690,083
                                                       -----------
                                                        17,591,869
                                                       -----------
Industrials (4.3%):
      15,410      Apollo Group, Inc., Class A*.......      951,722
      30,350      General Electric Co. ..............      870,438
      10,100      PACCAR, Inc. ......................      682,356
       7,600      United Parcel Service, Inc., Class
                    B................................      484,120
                                                       -----------
                                                         2,988,636
                                                       -----------
Information Technology (28.8%):
      10,100      Adobe Systems, Inc. ...............      323,907
      35,400      Altera Corp.*......................      580,560
      15,100      Amdocs, Ltd. ......................      362,400
      25,300      Analog Devices, Inc.*..............      880,946
      30,350      Broadcom Corp., Class A*...........      756,019
     111,300      Cisco Systems, Inc.*...............    1,857,596
      75,850      Corning, Inc.*.....................      560,532
      60,700      Dell Computer Corp.*...............    1,939,971
      15,170      Electronic Arts, Inc.*.............    1,122,427
      80,950      EMC Corp.*.........................      847,547
       7,600      Foundry Networks, Inc.*............      109,440
      40,450      Hewlett-Packard Co. ...............      861,585
      65,750      Intel Corp. .......................    1,366,547
       5,150      Intersil Corp., Class A............      137,042
      35,400      Juniper Networks, Inc. ............      437,898
      22,750      KLA-Tencor Corp.*..................    1,057,648
       5,050      Lexmark International, Inc.*.......      357,389
      15,150      Linear Technology Corp. ...........      487,982
      15,150      Mercury Interactive Corp.*.........      584,942
      20,230      Microsoft Corp. ...................      518,090
      27,400      Oracle Corp.*......................      329,348
      10,100      QLogic Corp.*......................      488,133
      15,150      SAP AG, ADR........................      442,683
      10,050      Synopsys, Inc.*....................      621,593
      35,400      VERITAS Software Corp.*............    1,014,918
      25,300      Xilinx, Inc.*......................      640,343
      40,450      Yahoo!, Inc.*......................    1,325,141
                                                       -----------
                                                        20,012,627
                                                       -----------

See accompanying notes to the financial statements.
 34

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

    SHARES
      OR
   PRINCIPAL                                             MARKET
    AMOUNT                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Telecommunication Services (1.7%):
      65,750      Nextel Communications, Inc., Class
                    A*...............................  $ 1,188,760
       9,000      Winstar Communications, Inc.*(b)...            0
                                                       -----------
                                                         1,188,760
                                                       -----------
  Total Common Stocks                                   66,375,262
                                                       -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (10.3%):
Federal Home Loan Bank (10.3%):
  $7,143,000      0.95%, 07/01/03(c).................    7,143,000
                                                       -----------
  Total Investments
    (Cost $64,457,520)(a)--105.9%                       73,518,262
  Liabilities in excess of other assets--(5.9)%        (4,125,435)
                                                       -----------
  Net Assets--100.0%                                   $69,392,827
                                                       ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $9,378,035
      Unrealized depreciation...................    (317,293)
                                                  ----------
      Net unrealized appreciation...............  $9,060,742
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

(b)  Security declared bankruptcy and delisted from NASDAQ in April 2001.

(c)  The rate presented represents the effective yield at June 30, 2003.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS (96.9%):
Consumer Discretionary (20.9%):
     15,638       Capital Radio plc..................  $  132,896
      5,213       Compagnie Financiere Richemont AG,
                    Class A..........................      84,282
      1,859       Fortune Brands, Inc. ..............      97,040
      4,395       New York Times Co., Class A........     199,972
     12,087       Reed Elsevier NV...................     142,549
     88,851       SMG plc*...........................     122,426
      7,906       Torstar Corp., Class B.............     160,302
     20,357       WPP Group plc......................     159,562
                                                       ----------
                                                        1,099,029
                                                       ----------
Consumer Staples (55.2%):
     31,980       Allied Domecq plc..................     176,258
      5,569       Altria Group, Inc. ................     253,055
     35,492       British American Tobacco plc.......     402,649
      1,313       Brown-Forman Corp., Class B........     103,228
     46,077       Cadbury Schweppes plc..............     272,202
      5,028       Davide Campari-Milano SpA..........     192,560
     21,491       Diageo plc.........................     229,448
      1,721       Groupe Danone......................     238,145
      8,208       Imperial Tobacco Group plc.........     146,686
      4,013       Kimberly-Clark Corp. ..............     209,238
      1,173       Nestle SA, Registered Shares.......     242,039
     12,047       Reckitt Benckiser plc..............     221,058
     28,935       Swedish Match AB...................     218,686
                                                       ----------
                                                        2,905,252
                                                       ----------

                                                         MARKET
    SHARES                                               VALUE
---------------                                        ----------
COMMON STOCKS, CONTINUED
Health Care (13.0%):
      2,431       Aventis SA.........................  $  133,747
      4,554       Bristol-Myers Squibb Co. ..........     123,641
      8,380       GlaxoSmithKline plc................     169,120
      2,056       Merck & Company, Inc. .............     124,491
      3,284       Novartis AG, Registered Shares.....     129,949
                                                       ----------
                                                          680,948
                                                       ----------
Industrials (7.8%):
      6,212       Kone Oyj, B Shares.................     260,375
      9,054       Zardoya Otis SA....................     136,203
      9,054       Zardoya Otis SA, Rights*...........      13,516
                                                       ----------
                                                          410,094
                                                       ----------
  Total Common Stocks                                   5,095,323
                                                       ----------
INVESTMENT COMPANY (9.2%):
    483,381       NTRS London Deposit Account........     483,381
                                                       ----------
  Total Investments
    (Cost $5,368,194)(a)--106.1%                        5,578,704
  Liabilities in excess of other assets--(6.1)%         (321,333)
                                                       ----------
  Net Assets--100.0%                                   $5,257,371
                                                       ==========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $245,696
      Unrealized depreciation...................   (35,186)
                                                  --------
      Net unrealized appreciation...............  $210,510
                                                  ========

    Aggregate cost for federal income tax purposes is substantially the same.

    The foreign currency exchange contracts outstanding as of June 30, 2003.

                                                                                              UNREALIZED
                                                        DELIVERY    CONTRACT     MARKET      APPRECIATION
CURRENCY                                                  DATE       VALUE       VALUE      (DEPRECIATION)
--------                                                --------    --------    --------    --------------
Short
British Pound.......................................    08/05/03    $308,981    $297,074       $(11,907)
Euro................................................    07/01/03       3,282       3,264            (18)
                                                                    --------    --------       --------
  Total Short Contracts.............................                $312,263    $300,338       $(11,925)
Long
Swiss Franc.........................................    07/01/03    $ 12,273    $ 12,272       $     (1)
                                                                    --------    --------       --------
  Total Contracts...................................                                           $(11,926)
                                                                                               ========

See accompanying notes to the financial statements.
 36

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

    The following represents the concentrations by country as of June 30, 2003 based upon the total market value.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United Kingdom............................     36.45%
      United States.............................     28.58%
      Switzerland...............................      8.18%
      France....................................      6.67%
      Finland...................................      4.67%
      Sweden....................................      3.92%
      Italy.....................................      3.45%
      Canada....................................      2.84%
      Spain.....................................      2.68%
      Netherlands...............................      2.56%
                                                    ------
                                                    100.00%
                                                    ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (96.6%):
Consumer Discretionary (11.2%):
     157,930      AOL Time Warner, Inc.*.............  $ 2,541,094
      93,230      Hilton Hotels Corp. ...............    1,192,412
      48,350      Interpublic Group of Companies,
                    Inc..............................      646,923
      12,480      Magna International, Inc., Class
                    A................................      839,530
      54,840      McDonald's Corp. ..................    1,209,770
      47,510      Starwood Hotels & Resorts
                    Worldwide, Inc...................    1,358,311
      15,410      Target Corp. ......................      583,114
      82,820      Walt Disney Co. ...................    1,635,695
                                                       -----------
                                                        10,006,849
                                                       -----------
Consumer Staples (7.2%):
      20,960      Altria Group, Inc. ................      952,422
      20,050      Coca-Cola Co. .....................      930,521
      33,190      Kimberly-Clark Corp. ..............    1,730,526
      19,280      PepsiCo, Inc. .....................      857,960
       8,050      Procter & Gamble Co. ..............      717,899
      22,440      Wal-Mart Stores, Inc. .............    1,204,355
                                                       -----------
                                                         6,393,683
                                                       -----------
Energy (14.2%):
      16,770      Anadarko Petroleum Corp. ..........      745,762
      56,450      BP plc, ADR........................    2,372,029
       5,230      Burlington Resources, Inc. ........      282,786
      24,464      ConocoPhillips.....................    1,340,627
      31,380      ENSCO International, Inc. .........      844,122
      23,840      EOG Resources, Inc. ...............      997,466
      55,632      Exxon Mobil Corp. .................    1,997,745
      52,230      Schlumberger, Ltd. ................    2,484,581
      39,900      Transocean, Inc. ..................      876,603
      19,790      Valero Energy Corp. ...............      718,971
                                                       -----------
                                                        12,660,692
                                                       -----------
Financials (22.6%):
      41,230      A.G. Edwards, Inc. ................    1,410,066
      38,060      Bank of America Corp. .............    3,007,882
      35,060      Chubb Corp. .......................    2,103,600
      41,700      Citigroup, Inc. ...................    1,784,760
       9,970      Fannie Mae.........................      672,377
      20,880      FleetBoston Financial Corp. .......      620,345
      27,700      Hartford Financial Services Group,
                    Inc..............................    1,394,972
      55,880      J.P. Morgan Chase & Co. ...........    1,909,978
      29,790      Merrill Lynch & Company, Inc. .....    1,390,597
      24,810      MetLife, Inc. .....................      702,619
      34,460      PNC Financial Services Group.......    1,681,993
      18,120      Prudential Financial, Inc. ........      609,738
      15,790      SAFECO Corp. ......................      557,071
      91,670      Travelers Property Casualty Corp.,
                    Class A..........................    1,457,553
      20,140      Wachovia Corp. ....................      804,794
                                                       -----------
                                                        20,108,345
                                                       -----------

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Health Care (11.6%):
      14,340      Aetna, Inc. .......................  $   863,268
      27,380      Bausch & Lomb, Inc. ...............    1,026,750
     152,390      Bristol-Myers Squibb Co. ..........    4,137,388
       8,670      Johnson & Johnson..................      448,239
      26,610      Pfizer, Inc. ......................      908,732
      17,470      Roche Holding AG, ADR..............    1,370,345
      71,010      Schering-Plough Corp. .............    1,320,786
      22,680      Tenet Healthcare Corp.*............      264,222
                                                       -----------
                                                        10,339,730
                                                       -----------
Industrials (9.8%):
      11,310      3M Co. ............................    1,458,764
      62,280      Equifax, Inc. .....................    1,619,280
      29,470      Ingersoll Rand Co. ................    1,394,520
      76,890      Norfolk Southern Corp. ............    1,476,288
      32,590      Raytheon Co. ......................    1,070,256
      22,000      Textron, Inc. .....................      858,440
      15,450      Union Pacific Corp. ...............      896,409
                                                       -----------
                                                         8,773,957
                                                       -----------
Information Technology (5.1%):
      26,720      Automatic Data Processing, Inc. ...      904,739
      10,680      Computer Sciences Corp.*...........      407,122
      31,850      Electronic Data Systems Corp. .....      683,183
      52,220      Hewlett-Packard Co. ...............    1,112,286
      58,020      Microsoft Corp. ...................    1,485,892
                                                       -----------
                                                         4,593,222
                                                       -----------
Materials (6.0%):
      30,540      Dow Chemical Co. ..................      945,518
      17,660      E. I. du Pont de Nemours and
                    Co. .............................      735,362
      21,693      Monsanto Co. ......................      469,437
      26,590      Newmont Mining Corp. ..............      863,111
      27,090      Phelps Dodge Corp.*................    1,038,631
      29,900      Temple-Inland, Inc. ...............    1,283,009
                                                       -----------
                                                         5,335,068
                                                       -----------
Telecommunication Services (4.1%):
      57,670      SBC Communications Inc. ...........    1,473,468
      70,110      Sprint Corp. ......................    1,009,584
      28,870      Verizon Communications, Inc. ......    1,138,922
                                                       -----------
                                                         3,621,974
                                                       -----------
Utilities (4.8%):
      37,080      Entergy Corp. .....................    1,957,083
      15,340      Exelon Corp. ......................      917,485
      32,620      PPL Corp. .........................    1,402,660
                                                       -----------
                                                         4,277,228
                                                       -----------
  Total Common Stocks                                   86,110,748
                                                       -----------

See accompanying notes to the financial statements.
 38

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)

   PRINCIPAL                                             MARKET
    AMOUNT                                                VALUE
---------------                                        -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (6.0%):
Federal Home Loan Bank (6.0%):
  $5,396,000      0.95%, 07/01/03(b).................  $ 5,396,000
                                                       -----------
  Total Investments
    (Cost $84,691,802)(a)--102.6%                       91,506,748
  Liabilities in excess of other assets--(2.6)%        (2,297,549)
                                                       -----------
  Net Assets--100.0%                                   $89,209,199
                                                       ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $7,455,259
      Unrealized depreciation...................    (640,313)
                                                  ----------
      Net unrealized appreciation...............  $6,814,946
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

(b)  The rate presented represents the effective yield at June 30, 2003.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2003
(UNAUDITED)

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS (96.9%):
Consumer Discretionary (27.1%):
      10,440      Advance Auto Parts, Inc.*..........  $   635,795
       8,140      Bed Bath & Beyond, Inc.*...........      315,913
      12,060      Best Buy Company, Inc.*............      529,674
       8,330      Brinker International, Inc.*.......      300,047
      12,070      CBRL Group, Inc. ..................      469,040
      13,000      Coach, Inc.*.......................      646,619
       4,430      Columbia Sportswear Co.*...........      227,746
       5,370      Cox Radio, Inc., Class A*..........      124,101
      12,350      Dollar General Corp. ..............      225,511
       3,020      E.W. Scripps Co., Class A..........      267,934
       4,990      Entercom Communications Corp.*.....      244,560
       5,580      Fox Entertainment Group, Inc.,
                    Class A*.........................      160,592
       4,680      Gannett Company, Inc. .............      359,471
      27,250      Gap, Inc. .........................      511,210
       6,970      GTECH Holdings Corp.*..............      262,421
       3,860      Harley-Davidson, Inc. .............      153,860
       3,090      Harman International Industries,
                    Inc..............................      244,543
       4,290      International Game Technology*.....      438,996
       4,760      Lamar Advertising Co.*.............      167,600
       9,750      Liz Claiborne, Inc. ...............      343,688
       4,070      New York Times Co., Class A........      185,185
       4,440      Outback Steakhouse, Inc. ..........      173,160
      15,600      Pacific Sunwear of California,
                    Inc.*............................      375,804
       9,700      Pier 1 Imports, Inc. ..............      197,880
       7,150      Reebok International, Ltd.*........      240,455
      28,330      Staples, Inc.*.....................      519,856
      15,480      Starbucks Corp.*...................      379,570
       6,640      Starwood Hotels & Resorts
                    Worldwide, Inc...................      189,838
       7,280      Tractor Supply Co.*................      347,620
       4,950      Univision Communications, Inc.,
                    Class A*.........................      150,480
                                                       -----------
                                                         9,389,169
                                                       -----------
Consumer Staples (0.5%):
       2,650      Avon Products, Inc. ...............      164,830
                                                       -----------
Energy (6.3%):
       5,234      Apache Corp. ......................      340,524
       3,460      Baker Hughes, Inc. ................      116,152
      11,610      BJ Services Co.*...................      433,750
      12,770      National-Oilwell, Inc.*............      280,940
      14,410      Smith International, Inc.*.........      529,423
       5,850      Transocean, Inc. ..................      128,525
      10,390      Varco International, Inc.*.........      203,644
       8,176      XTO Energy, Inc. ..................      164,419
                                                       -----------
                                                         2,197,377
                                                       -----------

                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Financials (9.9%):
       8,990      AmSouth Bancorporation.............  $   196,342
      10,720      BancorpSouth, Inc. ................      223,511
       4,860      Bank of Hawaii Corp. ..............      161,109
       2,390      Bear Stearns Companies, Inc. ......      173,084
       3,490      BlackRock, Inc.*...................      157,190
       2,270      Capital One Financial Corp. .......      111,639
       7,470      Compass Bancshares, Inc. ..........      260,926
       2,650      Doral Financial Corp. .............      118,323
       2,780      Everest Re Group, Ltd. ............      212,670
       2,910      Federated Investors, Inc., Class
                    B................................       79,792
       3,440      First Virginia Banks, Inc. ........      148,333
       3,240      Legg Mason, Inc. ..................      210,438
       2,370      Moody's Corp. .....................      124,923
       6,900      New York Community Bancorp, Inc....      200,721
       2,910      SAFECO Corp. ......................      102,665
       4,130      SLM Corp. .........................      161,772
       8,100      SouthTrust Corp. ..................      220,320
       3,720      Torchmark Corp. ...................      138,570
       5,950      Washington Mutual, Inc. ...........      245,734
       6,570      Willis Group Holdings, Ltd. .......      202,028
                                                       -----------
                                                         3,450,090
                                                       -----------
Health Care (18.8%):
       3,960      Aetna, Inc. .......................      238,392
       4,770      Alcon, Inc. .......................      217,989
       5,340      Allergan, Inc. ....................      411,714
       8,740      Amylin Pharmaceuticals, Inc.*......      191,319
       8,170      Anthem, Inc. ......................      630,315
       3,960      Biogen, Inc.*......................      150,480
       3,770      Biovail Corp.*.....................      177,416
       4,230      Boston Scientific Corp.*...........      258,453
      10,760      Caremark Rx, Inc.*.................      276,317
       2,750      Charles River Laboratories
                    International, Inc.*.............       88,495
       8,550      DENTSPLY International, Inc. ......      349,695
       2,580      Express Scripts, Inc.*.............      176,266
       4,100      Forest Laboratories, Inc.*.........      224,475
       5,660      Genentech, Inc.*...................      408,199
       6,720      Gilead Sciences, Inc.*.............      373,498
       9,280      IDEC Pharmaceuticals Corp.*........      315,520
       6,780      McKesson Corp. ....................      242,317
       6,510      Millennium Pharmaceuticals, Inc.*..      102,402
       7,820      St. Jude Medical, Inc.*............      449,650
       5,940      Teva Pharmaceutical Industries,
                    Ltd., ADR........................      338,164
       6,450      WellPoint Health Networks, Inc.*...      543,735
       8,160      Zimmer Holdings, Inc.*.............      367,608
                                                       -----------
                                                         6,532,419
                                                       -----------

See accompanying notes to the financial statements.
 40

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JUNE 30, 2003
(UNAUDITED)


                                                         MARKET
    SHARES                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Industrials (4.2%):
       4,220      Apollo Group, Inc., Class A*.......  $   260,627
       6,210      Danaher Corp. .....................      422,591
       2,820      Eaton Corp. .......................      221,680
       8,080      Equifax, Inc. .....................      210,080
       7,160      Ingersoll Rand Co. ................      338,811
                                                       -----------
                                                         1,453,789
                                                       -----------
Information Technology (27.6%):
       5,210      Adobe Systems, Inc. ...............      167,085
       2,560      ADTRAN, Inc.*......................      131,302
      11,890      Affiliated Computer Services, Inc.,
                    Class A*.........................      543,730
      12,550      Alliance Data Systems Corp.*.......      293,670
      15,330      Altera Corp.*......................      251,412
      27,660      Amdocs, Ltd. ......................      663,839
      10,400      Analog Devices, Inc.*..............      362,128
      11,660      Applied Materials, Inc.*...........      184,928
      22,770      BearingPoint, Inc.*................      219,731
       8,340      Celestica, Inc.*...................      131,438
      21,800      Citrix Systems, Inc.*..............      443,848
      10,390      Comverse Technology, Inc.*.........      156,162
       7,760      Electronic Arts, Inc.*.............      574,162
      11,610      EMC Corp.*.........................      121,557
      20,020      Extreme Networks, Inc.*............      106,106
       4,520      FactSet Research Systems, Inc. ....      199,106
       2,950      Fair, Issac and Company, Inc. .....      151,778
       7,310      First Data Corp. ..................      302,926
       4,380      Fiserv, Inc.*......................      155,972
      12,400      Flextronics International, Ltd.*...      128,836
       7,350      Foundry Networks, Inc.*............      105,840
       9,330      Hewlett-Packard Co. ...............      198,729
      11,730      Integrated Circuit Systems, Inc.*..      368,674
       6,470      Lam Research Corp.*................      117,819
       4,710      Lexmark International, Inc.*.......      333,327
       2,550      Logitech International SA, ADR*....       96,033
      10,820      Macromedia, Inc.*..................      227,653
       3,010      Mercury Interactive Corp.*.........      116,216

    SHARES
      OR
   PRINCIPAL                                             MARKET
    AMOUNT                                                VALUE
---------------                                        -----------
COMMON STOCKS, CONTINUED
Information Technology, continued
       9,400      National Semiconductor Corp.*......  $   185,368
      51,700      Nortel Networks Corp.*.............      139,590
       3,040      QLogic Corp.*......................      146,923
       5,000      Reynolds and Reynolds Co., Class
                    A................................      142,800
       9,450      Storage Technology Corp.*..........      243,243
       7,930      Symantec Corp.*....................      347,810
      20,680      Taiwan Semiconductor Manufacturing
                    Company, Ltd., ADR*..............      208,454
       5,990      UTStarcom, Inc.*...................      213,064
      15,830      VERITAS Software Corp.*............      453,846
       5,620      Xilinx, Inc.*......................      142,242
      11,570      Yahoo!, Inc.*......................      379,033
       1,290      Zebra Technologies Corp., Class
                    A*...............................       96,995
                                                       -----------
                                                         9,553,375
                                                       -----------
Materials (0.7%):
      10,080      Ecolab, Inc. ......................      258,048
                                                       -----------
Telecommunication Services (1.8%):
      21,090      Nextel Communications, Inc., Class
                    A*...............................      381,307
      40,670      Sprint Corp. (PCS Group)*..........      233,853
                                                       -----------
                                                           615,160
                                                       -----------
  Total Common Stocks                                   33,614,257
                                                       -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (5.3%):
Federal Home Loan Bank (5.3%):
  $1,841,000      0.95%, 07/01/03(b).................    1,841,000
                                                       -----------
  Total Investments
    (Cost $30,836,665)(a)--102.2%                       35,455,257
  Liabilities in excess of other assets--(2.2)%          (761,926)
                                                       -----------
  Net Assets--100.0%                                   $34,693,331
                                                       ===========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation/depreciation of securities as follows:


      Unrealized appreciation...................  $4,791,900
      Unrealized depreciation...................    (173,308)
                                                  ----------
      Net unrealized appreciation...............  $4,618,592
                                                  ==========

    Aggregate cost for federal income tax purposes is substantially the same.

(b)  The rate presented represents the effective yield at June 30, 2003.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)


                                      USAZ AIM      USAZ AIM
                                     BASIC VALUE    BLUE CHIP
                                        FUND          FUND
                                     -----------   -----------
ASSETS
Investments, at cost...............  $45,165,211   $27,622,874
                                     ===========   ===========
Investments, at value..............  $49,503,453   $29,623,649
Cash...............................       15,384            --
Foreign currency, at value (a).....           --            --
Interest and dividends
  receivable.......................       27,375        14,976
Receivable for investments sold....      201,396        48,978
Receivable for forward foreign
  currency contracts...............           --            --
Reclaim receivable.................           --            --
Prepaid expenses...................        3,224         2,035
                                     -----------   -----------
  Total Assets.....................   49,750,832    29,689,638
                                     -----------   -----------
LIABILITIES
Foreign currency overdraft, at
  value (a)........................           --            --
Dividends payable..................           --            --
Payable for investments
  purchased........................    2,305,320       374,800
Net payable for variation margin on
  futures contracts................           --            --
Adviser fees payable...............       20,770        12,647
Distribution fees payable..........        9,496         5,871
Other accrued liabilities..........       26,401        21,920
                                     -----------   -----------
  Total Liabilities................    2,361,987       415,238
                                     -----------   -----------
NET ASSETS.........................  $47,388,845   $29,274,400
                                     ===========   ===========
NET ASSETS CONSIST OF:
  Capital..........................  $44,141,676   $28,256,866
  Undistributed (distributions in
    excess of) net investment
    income.........................      (21,269)        3,768
  Net realized gains/(losses) on
    investments, futures and
    foreign currency...............   (1,069,804)     (964,038)
  Net unrealized
    appreciation/(depreciation) of
    investments, futures and
    foreign currency...............    4,338,242     1,977,804
                                     -----------   -----------
NET ASSETS.........................  $47,388,845   $29,274,400
                                     ===========   ===========
Shares of beneficial interest
  (unlimited shares authorized)....    5,494,342     3,280,425
Net Asset Value (offering and
  redemption price per share)......  $      8.63   $      8.92
                                     ===========   ===========

------------

(a)  Foreign currency at cost for the USAZ AIM International
     Equity Fund, the USAZ AllianceBernstein Technology Fund and the USAZ Templeton Developed Markets Fund was $369,708,
     $3,587 and $4,441, respectively.

See accompanying notes to the financial statements.

                                                                        USAZ                USAZ
                                     USAZ AIM       USAZ AIM      ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                       DENT       INTERNATIONAL      GROWTH AND           LARGE CAP
                                    DEMOGRAPHIC      EQUITY            INCOME              GROWTH
                                    TRENDS FUND       FUND              FUND                FUND
                                    -----------   -------------   -----------------   -----------------
ASSETS
Investments, at cost............... $12,065,936    $14,321,711       $27,511,917         $31,978,323
                                    ===========    ===========       ===========         ===========
Investments, at value.............. $13,907,223    $15,351,338       $29,490,270         $33,764,314
Cash...............................          --             --                --                  --
Foreign currency, at value (a).....          --        369,168                --                  --
Interest and dividends receivable..       2,406         16,417            38,816              20,426
Receivable for investments sold....     138,074         12,659             9,940                  --
Receivable for forward foreign
  currency contracts...............          --             26                --                  --
Reclaim receivable.................          --          6,781                --                  --
Prepaid expenses...................         911          1,040             2,037               2,309
                                    -----------    -----------       -----------         -----------
  Total Assets.....................  14,048,614     15,757,429        29,541,063          33,787,049
                                    -----------    -----------       -----------         -----------
LIABILITIES
Foreign currency overdraft, at
  value (b)........................          --             --                --                  --
Dividends payable..................          --             --            46,101                  --
Payable for investments purchased..     563,745        499,139            34,878             504,427
Net payable for variation margin on
  futures contracts................          --          2,021                --                  --
Adviser fees payable...............       4,373          2,508            13,002              14,690
Distribution fees payable..........       2,630          3,052             5,963               6,738
Other accrued liabilities..........      15,635         33,847            15,238              15,591
                                    -----------    -----------       -----------         -----------
  Total Liabilities................     586,383        540,567           115,182             541,446
                                    -----------    -----------       -----------         -----------
NET ASSETS......................... $13,462,231    $15,216,862       $29,425,881         $33,245,603
                                    ===========    ===========       ===========         ===========
NET ASSETS CONSIST OF:
  Capital.......................... $12,726,856    $14,854,932       $29,203,249         $33,777,853
  Undistributed (distributions in
    excess of) net investment
    income.........................     (24,787)        66,726              (875)             (9,410)
  Net realized gains/(losses) on
    investments, futures and
    foreign........................  (1,081,125)      (720,678)       (1,754,846)         (2,308,831)
  Net unrealized
    appreciation/(depreciation) of
    investments, futures and
    foreign currency...............   1,841,287      1,015,882         1,978,353           1,785,991
                                    -----------    -----------       -----------         -----------
NET ASSETS......................... $13,462,231    $15,216,862       $29,425,881         $33,245,603
                                    ===========    ===========       ===========         ===========
Shares of beneficial interest
  (unlimited shares authorized)....   1,481,014      1,755,384         3,320,889           4,121,658
Net Asset Value (offering and
  redemption price per share)...... $      9.09    $      8.67       $      8.86         $      8.07
                                    ===========    ===========       ===========         ===========

                                                            USAZ         USAZ
                                           USAZ          TEMPLETON    OPPENHEIMER      USAZ
                                     ALLIANCEBERNSTEIN   DEVELOPED     EMERGING     PIMCO NFJ
                                        TECHNOLOGY        MARKETS       GROWTH      SMALL CAP
                                           FUND             FUND         FUND       VALUE FUND
                                     -----------------   ----------   -----------   ----------
ASSETS
Investments, at cost...............     $19,639,920      $8,703,433   $17,620,653   $5,515,823
                                        ===========      ==========   ===========   ==========
Investments, at value..............     $22,407,912      $8,644,647   $22,666,910   $5,806,700
Cash...............................              --              --            --           --
Foreign currency, at value (a).....              --           4,323            --           --
Interest and dividends receivable..           3,196          10,809         2,740       12,842
Receivable for investments sold....         148,471           3,496       723,631        5,583
Receivable for forward foreign
  currency contracts...............              --              --            --           --
Reclaim receivable.................              --           7,192            --           --
Prepaid expenses...................           1,453             600         1,604          369
                                        -----------      ----------   -----------   ----------
  Total Assets.....................      22,561,032       8,671,067    23,394,885    5,825,494
                                        -----------      ----------   -----------   ----------
LIABILITIES
Foreign currency overdraft, at
  value (b)........................           3,599              --            --           --
Dividends payable..................              --          99,894            --       16,493
Payable for investments purchased..         834,752          18,179       264,473           --
Net payable for variation margin on
  futures contracts................              --              --            --           --
Adviser fees payable...............          10,283           2,282        13,071        2,121
Distribution fees payable..........           4,154           1,773         4,759        1,066
Other accrued liabilities..........          13,844          11,047        14,898        2,321
                                        -----------      ----------   -----------   ----------
  Total Liabilities................         866,632         133,175       297,201       22,001
                                        -----------      ----------   -----------   ----------
NET ASSETS.........................     $21,694,400      $8,537,892   $23,097,684   $5,803,493
                                        ===========      ==========   ===========   ==========
NET ASSETS CONSIST OF:
  Capital..........................     $22,154,279      $8,701,618   $19,456,268   $5,511,747
  Undistributed (distributions in
    excess of) net investment
    income.........................         (73,153)         (1,914)      (83,809)        (194)
  Net realized gains/(losses) on
    investments, futures and
    foreign........................      (3,154,706)       (103,512)   (1,321,032)       1,063
  Net unrealized
    appreciation/(depreciation) of
    investments, futures and
    foreign currency...............       2,767,980         (58,300)    5,046,257      290,877
                                        -----------      ----------   -----------   ----------
NET ASSETS.........................     $21,694,400      $8,537,892   $23,097,684   $5,803,493
                                        ===========      ==========   ===========   ==========
Shares of beneficial interest
  (unlimited shares authorized)....       2,928,728         906,995     2,161,208      536,872
Net Asset Value (offering and
  redemption price per share)......     $      7.41      $     9.42   $     10.69   $    10.81
                                        ===========      ==========   ===========   ==========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003
(UNAUDITED)

                                        USAZ           USAZ
                                      PIMCO PEA     PIMCO PEA
                                     GROWTH AND    RENAISSANCE
                                     INCOME FUND       FUND
                                     -----------   ------------
ASSETS
Investments, at cost...............  $15,658,981   $121,788,582
                                     ===========   ============
Investments, at value..............  $16,723,158   $138,269,339
Cash...............................           --             --
Foreign currency, at value (a).....           --         80,772
Interest and dividends
  receivable.......................       19,759         52,727
Receivable for investments sold....      155,194      1,955,749
Receivable from Adviser............           --             --
Reclaim receivable.................           --             --
Prepaid expenses...................        1,116          9,415
                                     -----------   ------------
  Total Assets.....................   16,899,227    140,368,002
                                     -----------   ------------
LIABILITIES
Cash overdraft.....................           --             --
Dividends payable..................       44,300         40,980
Payable for investments
  purchased........................      664,687      3,263,830
Payable for forward foreign
  currency contracts...............           --             --
Adviser fees payable...............        7,397         61,877
Distribution fees payable..........        3,272         27,871
Other accrued liabilities..........       10,301         43,284
                                     -----------   ------------
  Total Liabilities................      729,957      3,437,842
                                     -----------   ------------
NET ASSETS.........................  $16,169,270   $136,930,160
                                     ===========   ============
NET ASSETS CONSIST OF:
  Capital..........................  $16,519,271   $126,380,395
  Undistributed (distributions in
    excess of) net investment
    income.........................         (462)        (4,029)
  Net realized gains/(losses) on
    investments, futures and
    foreign currency...............   (1,413,716)    (5,926,724)
  Net unrealized
    appreciation/(depreciation) of
    investments, futures and
    foreign currency...............    1,064,177     16,480,518
                                     -----------   ------------
NET ASSETS.........................  $16,169,270   $136,930,160
                                     ===========   ============
Shares of beneficial interest
  (unlimited shares authorized)....    1,848,380     14,060,831
Net Asset Value (offering and
  redemption price per share)......  $      8.75   $       9.74
                                     ===========   ============

------------

(a)  Foreign currency at cost for the USAZ PIMCO PEA Renaissance
     Fund and the USAZ Van Kampen Global Franchise Fund was
     $81,011 and $1,589, respectively.

See accompanying notes to the financial statements.

                                                                    USAZ                         USAZ          USAZ
                                       USAZ                      VAN KAMPEN        USAZ       VAN KAMPEN    VAN KAMPEN
                                     PIMCO PEA        USAZ       AGGRESSIVE     VAN KAMPEN     EMERGING       GLOBAL
                                       VALUE      MONEY MARKET     GROWTH        COMSTOCK       GROWTH      FRANCHISE
                                       FUND           FUND          FUND           FUND          FUND          FUND
                                    -----------   ------------   -----------   ------------   -----------   ----------
ASSETS
Investments, at cost............... $35,385,775   $188,761,716   $21,631,905   $115,479,689   $64,457,520   $5,368,194
                                    ===========   ============   ===========   ============   ===========   ==========
Investments, at value.............. $41,022,872   $188,761,716   $25,452,650   $125,301,229   $73,518,262   $5,578,704
Cash...............................          --             --            --             --            --         698
Foreign currency, at value (a).....          --             --            --             --            --       1,589
Interest and dividends receivable..      81,207        172,680         1,936        196,348        17,366       9,111
Receivable for investments sold....          --             --     1,207,235        448,170     1,158,317      11,735
Receivable from Adviser............          --             --            --             --            --       1,823
Reclaim receivable.................          --             --            --             --            --          38
Prepaid expenses...................       2,864         12,667         1,714          8,674         4,718         326
                                    -----------   ------------   -----------   ------------   -----------   ----------
  Total Assets.....................  41,106,943    188,947,063    26,663,535    125,954,421    74,698,663   5,604,024
                                    -----------   ------------   -----------   ------------   -----------   ----------
LIABILITIES
Cash overdraft.....................          --             --        52,796         15,648         8,180          --
  Dividends payable................     129,780         55,434            --        557,848            --       7,258
Payable for investments purchased..          --             --     1,369,780             --     5,224,082     316,290
Payable for forward foreign
  currency contracts...............          --             --            --             --            --      11,926
Adviser fees payable...............      18,612         52,103        12,235         65,667        29,281          --
Distribution fees payable..........       8,384         39,080         5,026         25,449        13,895         943
Other accrued liabilities..........      18,648         44,161        18,156         45,021        30,398      10,236
                                    -----------   ------------   -----------   ------------   -----------   ----------
  Total Liabilities................     175,424        190,778     1,457,993        709,633     5,305,836     346,653
                                    -----------   ------------   -----------   ------------   -----------   ----------
NET ASSETS......................... $40,931,519   $188,756,285   $25,205,542   $125,244,788   $69,392,827   $5,257,371
                                    ===========   ============   ===========   ============   ===========   ==========
NET ASSETS CONSIST OF:
  Capital.......................... $38,498,641   $188,755,994   $24,510,128   $121,759,777   $69,309,720   $5,071,372
  Undistributed (distributions in
    excess of) net investment
    income.........................      (1,215)            --       (79,316)        (3,854)     (143,684)       (192)
  Net realized gains/(losses) on
    investments, futures and
    foreign currency...............  (3,203,004)           291    (3,046,015)    (6,332,675)   (8,833,951)    (12,378)
  Net unrealized
    appreciation/(depreciation) of
    investments, futures and
    foreign currency...............   5,637,097             --     3,820,745      9,821,540     9,060,742     198,569
                                    -----------   ------------   -----------   ------------   -----------   ----------
Net Assets......................... $40,931,519   $188,756,285   $25,205,542   $125,244,788   $69,392,827   $5,257,371
                                    ===========   ============   ===========   ============   ===========   ==========
Shares of beneficial interest
  (unlimited shares authorized)....   4,259,450    188,755,994     3,887,273     14,939,205     9,854,151     498,563
Net Asset Value (offering and
  redemption price per share)...... $      9.61   $       1.00   $      6.48   $       8.38   $      7.04   $   10.55
                                    ===========   ============   ===========   ============   ===========   ==========

                                        USAZ
                                     VAN KAMPEN       USAZ
                                     GROWTH AND    VAN KAMPEN
                                       INCOME        GROWTH
                                        FUND          FUND
                                     -----------   -----------
ASSETS
Investments, at cost...............  $84,691,802   $30,836,665
                                     ===========   ===========
Investments, at value..............  $91,506,748   $35,455,257
Cash...............................           --            --
Foreign currency, at value (a).....           --            --
Interest and dividends receivable..      113,002        12,237
Receivable for investments sold....       91,015       434,674
Receivable from Adviser............           --            --
Reclaim receivable.................           --            --
Prepaid expenses...................        6,110         2,399
                                     -----------   -----------
  Total Assets.....................   91,716,875    35,904,567
                                     -----------   -----------
LIABILITIES
Cash overdraft.....................       10,066         4,538
  Dividends payable................      200,385            --
Payable for investments purchased..    2,208,129     1,159,521
Payable for forward foreign
  currency contracts...............           --            --
Adviser fees payable...............       38,550        14,970
Distribution fees payable..........       17,953         6,972
Other accrued liabilities..........       32,593        25,235
                                     -----------   -----------
  Total Liabilities................    2,507,676     1,211,236
                                     -----------   -----------
NET ASSETS.........................  $89,209,199   $34,693,331
                                     ===========   ===========
NET ASSETS CONSIST OF:
  Capital..........................  $86,662,319   $34,240,531
  Undistributed (distributions in
    excess of) net investment
    income.........................       (2,549)      (89,436)
  Net realized gains/(losses) on
    investments, futures and
    foreign currency...............   (4,265,517)   (4,076,356)
  Net unrealized
    appreciation/(depreciation) of
    investments, futures and
    foreign currency...............    6,814,946     4,618,592
                                     -----------   -----------
Net Assets.........................  $89,209,199   $34,693,331
                                     ===========   ===========
Shares of beneficial interest
  (unlimited shares authorized)....    9,902,400     4,286,591
Net Asset Value (offering and
  redemption price per share)......  $      9.01   $      8.09
                                     ===========   ===========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)


                                      USAZ AIM      USAZ AIM
                                     BASIC VALUE   BLUE CHIP
                                        FUND          FUND
                                     -----------   ----------
INVESTMENT INCOME:
Interest...........................  $       --    $      718
Dividends..........................     151,544       111,802
Foreign withholding tax............          --            --
                                     ----------    ----------
    Total Investment Income........     151,544       112,520
                                     ----------    ----------
EXPENSES:
Adviser fees.......................     117,827        75,654
Administration fees................      31,606        20,541
Distribution fees..................      39,276        23,642
Fund accounting fees...............       1,072         1,919
Custodian fees.....................      10,047        15,128
Legal fees.........................       7,791         4,999
Other expenses.....................      15,102         9,828
                                     ----------    ----------
    Total expenses before
     waivers/reimbursements........     222,721       151,711
    Less expenses waived/reimbursed
     by the Adviser................     (49,908)      (42,959)
                                     ----------    ----------
    Net Expenses...................     172,813       108,752
                                     ----------    ----------
NET INVESTMENT INCOME/(LOSS).......     (21,269)        3,768
                                     ----------    ----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on
  investments and foreign
  currency.........................    (613,096)     (433,079)
Change in unrealized
  appreciation/(depreciation) in
  investments, futures and foreign
  currency.........................   5,679,220     2,706,960
                                     ----------    ----------
NET REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS....   5,066,124     2,273,881
                                     ----------    ----------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $5,044,855    $2,277,649
                                     ==========    ==========

------------

(a)   From commencement of operations on May 1, 2003.

See accompanying notes to the financial statements.
 46

                                                                        USAZ                USAZ
                                     USAZ AIM       USAZ AIM      ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN         USAZ
                                       DENT       INTERNATIONAL      GROWTH AND           LARGE CAP       ALLIANCEBERNSTEIN
                                    DEMOGRAPHIC      EQUITY            INCOME              GROWTH            TECHNOLOGY
                                    TRENDS FUND       FUND              FUND                FUND                FUND
                                    -----------   -------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
Interest........................... $       --     $       71        $       --          $       --          $       --
Dividends..........................     25,976        150,734           207,160             129,985              15,228
Foreign withholding tax............         --        (18,087)               --                  --                  --
                                    ----------     ----------        ----------          ----------          ----------
  Total Investment Income..........     25,976        132,718           207,160             129,985              15,228
                                    ----------     ----------        ----------          ----------          ----------
EXPENSES:
Adviser fees.......................     35,958         47,515            97,916             113,612              67,946
Administration fees................     10,840         11,810            22,378              25,222              16,472
Distribution fees..................     10,576         13,199            26,640              31,681              17,676
Fund accounting fees...............      2,502          4,964             1,719               1,242               1,234
Custodian fees.....................     20,528         46,093             6,449               6,218              12,703
Legal fees.........................      2,567          2,918             5,584               6,184               3,906
Other expenses.....................      5,721          6,291            11,453              12,749               8,198
                                    ----------     ----------        ----------          ----------          ----------
  Total expenses before
    waivers/reimbursements.........     88,692        132,790           172,139             196,908             128,135
  Less expenses waived/reimbursed
    by the Adviser.................    (37,929)       (66,798)          (54,925)            (57,513)            (39,754)
                                    ----------     ----------        ----------          ----------          ----------
  Net Expenses.....................     50,763         65,992           117,214             139,395              88,381
                                    ----------     ----------        ----------          ----------          ----------
NET INVESTMENT INCOME/(LOSS).......    (24,787)        66,726            89,946              (9,410)            (73,153)
                                    ----------     ----------        ----------          ----------          ----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on
  investments and foreign
  currency.........................   (171,028)      (276,819)         (280,099)           (772,825)           (337,448)
Change in unrealized
  appreciation/(depreciation) in
  investments, futures and foreign
  currency.........................  1,887,896      1,250,894         3,176,832           3,625,725           2,978,137
                                    ----------     ----------        ----------          ----------          ----------
NET REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS....  1,716,868        974,075         2,896,733           2,852,900           2,640,689
                                    ----------     ----------        ----------          ----------          ----------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS....................... $1,692,081     $1,040,801        $2,986,679          $2,843,490          $2,567,536
                                    ==========     ==========        ==========          ==========          ==========

                                       USAZ         USAZ
                                     TEMPLETON   OPPENHEIMER       USAZ
                                     DEVELOPED    EMERGING       PIMCO NFJ
                                      MARKETS      GROWTH        SMALL CAP
                                       FUND         FUND       VALUE FUND(A)
                                     ---------   -----------   -------------
INVESTMENT INCOME:
Interest...........................  $    411    $       --      $     --
Dividends..........................   162,687        22,391        25,646
Foreign withholding tax............   (19,224)          (27)           --
                                     --------    ----------      --------
  Total Investment Income..........   143,874        22,364        25,646
                                     --------    ----------      --------
EXPENSES:
Adviser fees.......................    30,989        72,197         5,608
Administration fees................     8,615        18,246         1,327
Distribution fees..................     8,854        21,234         1,869
Fund accounting fees...............     7,097         2,632           749
Custodian fees.....................    16,380         5,233           973
Legal fees.........................     2,960         4,548           308
Other expenses.....................     4,668        10,638           754
                                     --------    ----------      --------
  Total expenses before
    waivers/reimbursements.........    79,563       134,728        11,588
  Less expenses waived/reimbursed
    by the Adviser.................   (35,293)      (28,555)       (2,241)
                                     --------    ----------      --------
  Net Expenses.....................    44,270       106,173         9,347
                                     --------    ----------      --------
NET INVESTMENT INCOME/(LOSS).......    99,604       (83,809)       16,299
                                     --------    ----------      --------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on
  investments and foreign
  currency.........................   (36,248)      454,917         1,063
Change in unrealized
  appreciation/(depreciation) in
  investments, futures and foreign
  currency.........................   612,047     5,110,508       290,877
                                     --------    ----------      --------
NET REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS....   575,799     5,565,425       291,940
                                     --------    ----------      --------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $675,403    $5,481,616      $308,239
                                     ========    ==========      ========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)

                                        USAZ          USAZ
                                      PIMCO PEA     PIMCO PEA
                                     GROWTH AND    RENAISSANCE
                                     INCOME FUND      FUND
                                     -----------   -----------
INVESTMENT INCOME:
Interest...........................  $    4,945    $     6,731
Dividends..........................     139,697        572,578
Foreign withholding tax............          --           (867)
                                     ----------    -----------
    Total Investment Income........     144,642        578,424
                                     ----------    -----------
EXPENSES:
Adviser fees.......................      43,613        369,186
Administration fees................      14,952         82,886
Distribution fees..................      14,538        123,062
Fund accounting fees...............       1,169          1,253
Custodian fees.....................       4,117          8,647
Legal fees.........................       3,520         20,684
Other expenses.....................       7,645         39,013
                                     ----------    -----------
    Total expenses before
     waivers/reimbursements........      89,554        644,731
    Less expenses waived/reimbursed
     by the Adviser................     (25,588)      (103,259)
                                     ----------    -----------
    Net Expenses...................      63,966        541,472
                                     ----------    -----------
NET INVESTMENT INCOME/(LOSS).......      80,676         36,952
                                     ----------    -----------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on
  investments and foreign
  currency.........................    (315,905)    (2,761,833)
Change in unrealized
  appreciation/(depreciation) in
  investments, futures and foreign
  currency.........................   1,435,843     23,730,530
                                     ----------    -----------
NET REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS....   1,119,938     20,968,697
                                     ----------    -----------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $1,200,614    $21,005,649
                                     ==========    ===========

------------

(a)  From commencement of operations on May 1, 2003.

See accompanying notes to the financial statements.
 48

                                                                              USAZ                       USAZ          USAZ
                                                 USAZ                      VAN KAMPEN      USAZ       VAN KAMPEN    VAN KAMPEN
                                               PIMCO PEA        USAZ       AGGRESSIVE   VAN KAMPEN     EMERGING       GLOBAL
                                                 VALUE      MONEY MARKET     GROWTH      COMSTOCK       GROWTH      FRANCHISE
                                                 FUND           FUND          FUND         FUND          FUND        FUND (a)
                                              -----------   ------------   ----------   -----------   -----------   ----------
INVESTMENT INCOME:
Interest..................................... $       898    $1,219,108    $   9,028    $    43,806   $    30,438    $     --
Dividends....................................     294,386            --       18,926      1,074,715       101,275      17,017
Foreign withholding tax......................          --            --           --             --            --        (940)
                                              -----------    ----------    ----------   -----------   -----------    --------
    Total Investment Income..................     295,284     1,219,108       27,954      1,118,521       131,713      16,077
                                              -----------    ----------    ----------   -----------   -----------    --------
EXPENSES:
Adviser fees.................................     113,672       326,956       77,235        363,910       212,807       6,341
Administration fees..........................      29,403       152,910       18,479         80,108        45,282       1,305
Distribution fees............................      37,891       233,541       21,454        117,609        62,590       1,669
Fund accounting fees.........................         952           601        2,649          1,961         1,766         602
Custodian fees...............................       6,235        20,242       15,672         14,876        15,175       8,658
Legal fees...................................       7,449        39,889        5,397         20,046        12,517         302
Other expenses...............................      14,939        81,046        9,194         38,074        21,408         764
                                              -----------    ----------    ----------   -----------   -----------    --------
  Total expenses before
    waivers/reimbursements...................     210,541       855,185      150,080        636,584       371,545      19,641
  Less expenses waived/reimbursed by the
    Adviser..................................     (43,822)      (25,144)     (42,810)       (72,057)      (96,148)    (10,630)
                                              -----------    ----------    ----------   -----------   -----------    --------
  Net Expenses...............................     166,719       830,041      107,270        564,527       275,397       9,011
                                              -----------    ----------    ----------   -----------   -----------    --------
NET INVESTMENT INCOME/(LOSS).................     128,565       389,067      (79,316)       553,994      (143,684)      7,066
                                              -----------    ----------    ----------   -----------   -----------    --------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS:
Net realized gains/(losses) on investments
  and foreign currency.......................  (1,128,141)          292     (447,347)        46,548    (2,399,018)    (12,378)
Change in unrealized
  appreciation/(depreciation) in investments,
  futures and foreign currency...............   7,008,517            --    3,889,678     13,081,004     9,244,024     198,569
                                              -----------    ----------    ----------   -----------   -----------    --------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS................................   5,880,376           292    3,442,331     13,127,552     6,845,006     186,191
                                              -----------    ----------    ----------   -----------   -----------    --------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................. $ 6,008,941    $  389,359    $3,363,015   $13,681,546   $ 6,701,322    $193,257
                                              ===========    ==========    ==========   ===========   ===========    ========

                                                  USAZ
                                               VAN KAMPEN      USAZ
                                               GROWTH AND   VAN KAMPEN
                                                 INCOME       GROWTH
                                                  FUND         FUND
                                               ----------   ----------
INVESTMENT INCOME:
Interest.....................................  $  20,612    $    8,505
Dividends....................................    644,194        61,762
Foreign withholding tax......................         --            --
                                               ----------   ----------
    Total Investment Income..................    664,806        70,267
                                               ----------   ----------
EXPENSES:
Adviser fees.................................    250,123       113,123
Administration fees..........................     56,630        26,104
Distribution fees............................     80,685        33,271
Fund accounting fees.........................      1,516         2,868
Custodian fees...............................     15,751        25,877
Legal fees...................................     14,132         6,454
Other expenses...............................     26,603        12,878
                                               ----------   ----------
  Total expenses before
    waivers/reimbursements...................    445,440       220,575
  Less expenses waived/reimbursed by the
    Adviser..................................    (90,426)      (60,872)
                                               ----------   ----------
  Net Expenses...............................    355,014       159,703
                                               ----------   ----------
NET INVESTMENT INCOME/(LOSS).................    309,792       (89,436)
                                               ----------   ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS:
Net realized gains/(losses) on investments
  and foreign currency.......................   (196,333)     (724,827)
Change in unrealized
  appreciation/(depreciation) in investments,
  futures and foreign currency...............  7,745,549     4,130,867
                                               ----------   ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON
  INVESTMENTS................................  7,549,216     3,406,040
                                               ----------   ----------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..................  $7,859,008   $3,316,604
                                               ==========   ==========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                              USAZ AIM
                                          BASIC VALUE FUND
                                     --------------------------
                                     SIX MONTHS    MAY 1, 2002
                                        ENDED           TO
                                      JUNE 30,     DECEMBER 31,
                                        2003         2002 (a)
                                     -----------   ------------
                                     (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $   (21,269)  $    16,013
  Net realized gain/(loss) on
    investments and foreign
    currency.......................     (613,096)     (456,708)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................    5,679,220    (1,340,978)
                                     -----------   -----------
  Net increase/(decrease) in net
    assets from operations:........    5,044,855    (1,781,673)
                                     -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......           --       (17,067)
  From net realized gains on
    investments....................           --            --
                                     -----------   -----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................           --       (17,067)
                                     -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......   21,751,759    22,899,465
  Proceeds from dividends
    reinvested.....................       17,067            --
  Cost of shares redeemed..........     (200,740)     (324,821)
                                     -----------   -----------
  Change in net assets from capital
    transactions...................   21,568,086    22,574,644
                                     -----------   -----------
  Net increase/(decrease) in net
    assets.........................   26,612,941    20,775,904
NET ASSETS:
  Beginning of period..............   20,775,904            --
                                     -----------   -----------
  End of period....................  $47,388,845   $20,775,904
                                     ===========   ===========
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME...........................  $   (21,269)  $        --
                                     ===========   ===========
SHARE TRANSACTIONS:
  Shares issued....................    2,796,034     2,765,564
  Dividends reinvested.............        2,237            --
  Shares redeemed..................      (27,397)      (42,096)
                                     -----------   -----------
Net increase/(decrease) in
  shares...........................    2,770,874     2,723,468
                                     ===========   ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

                                                                          USAZ AIM
                                             USAZ AIM             DENT DEMOGRAPHIC TRENDS
                                          BLUE CHIP FUND                    FUND
                                    --------------------------   --------------------------
                                    SIX MONTHS    MAY 1, 2002    SIX MONTHS    MAY 1, 2002
                                       ENDED           TO           ENDED           TO
                                     JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                       2003         2002 (a)        2003         2002 (a)
                                    -----------   ------------   -----------   ------------
                                    (UNAUDITED)                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..... $     3,768   $     2,021    $   (24,787)   $  (14,693)
  Net realized gain/(loss) on
    investments and foreign
    currency.......................    (433,079)     (530,959)      (171,028)     (910,911)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................   2,706,960      (729,156)     1,887,896       (46,609)
                                    -----------   -----------    -----------    ----------
  Net increase/(decrease) in net
    assets from operations:........   2,277,649    (1,258,094)     1,692,081      (972,213)
                                    -----------   -----------    -----------    ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......          --        (2,796)            --            --
  From net realized gains on
    investments....................          --            --             --            --
                                    -----------   -----------    -----------    ----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................          --        (2,796)            --            --
                                    -----------   -----------    -----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......  17,318,366    14,277,978      5,819,701     7,146,268
  Proceeds from dividends
    reinvested.....................       2,796            --             --            --
  Cost of shares redeemed..........  (2,004,023)   (1,337,476)      (180,907)      (42,699)
                                    -----------   -----------    -----------    ----------
  Change in net assets from capital
    transactions...................  15,317,139    12,940,502      5,638,794     7,103,569
                                    -----------   -----------    -----------    ----------
  Net increase/(decrease) in net
    assets.........................  17,594,788    11,679,612      7,330,875     6,131,356

NET ASSETS:
  Beginning of period..............  11,679,612            --      6,131,356            --
                                    -----------   -----------    -----------    ----------
  End of period.................... $29,274,400   $11,679,612    $13,462,231    $6,131,356
                                    ===========   ===========    ===========    ==========
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME........................... $     3,768   $        --    $   (24,787)   $       --
                                    ===========   ===========    ===========    ==========
SHARE TRANSACTIONS:
  Shares issued....................   2,075,499     1,606,345        700,325       808,992
  Dividends reinvested.............         346            --             --            --
  Shares redeemed..................    (239,498)     (162,267)       (23,899)       (4,404)
                                    -----------   -----------    -----------    ----------
Net increase/(decrease) in shares..   1,836,347     1,444,078        676,426       804,588
                                    ===========   ===========    ===========    ==========


                                              USAZ AIM               USAZ ALLIANCEBERNSTEIN
                                      INTERNATIONAL EQUITY FUND      GROWTH AND INCOME FUND
                                     ---------------------------   --------------------------
                                     SIX MONTHS     MAY 1, 2002    SIX MONTHS     YEAR ENDED
                                        ENDED           TO            ENDED           TO
                                      JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                        2003         2002 (a)         2003           2002
                                     -----------   -------------   -----------   ------------
                                     (UNAUDITED)                   (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $    66,726   $      (7,639)  $    89,946   $    92,068
  Net realized gain/(loss) on
    investments and foreign
    currency.......................     (276,819)       (450,036)     (280,099)   (1,472,206)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................    1,250,894        (235,012)    3,176,832    (1,506,400)
                                     -----------   -------------   -----------   -----------
  Net increase/(decrease) in net
    assets from operations:........    1,040,801        (692,687)    2,986,679    (2,886,538)
                                     -----------   -------------   -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......           --              --       (90,821)      (92,113)
  From net realized gains on
    investments....................           --              --            --        (8,081)
                                     -----------   -------------   -----------   -----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................           --              --       (90,821)     (100,194)
                                     -----------   -------------   -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......   25,700,577     122,639,060    10,733,480    13,232,024
  Proceeds from dividends
    reinvested.....................           --              --        95,815        49,099
  Cost of shares redeemed..........  (19,822,047)   (113,648,842)     (286,830)   (2,908,723)
                                     -----------   -------------   -----------   -----------
  Change in net assets from capital
    transactions...................    5,878,530       8,990,218    10,542,465    10,372,400
                                     -----------   -------------   -----------   -----------
  Net increase/(decrease) in net
    assets.........................    6,919,331       8,297,531    13,438,323     7,385,668
NET ASSETS:
  Beginning of period..............    8,297,531              --    15,987,558     8,601,890
                                     -----------   -------------   -----------   -----------
  End of period....................  $15,216,862   $   8,297,531   $29,425,881   $15,987,558
                                     ===========   =============   ===========   ===========
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME...........................  $    66,726   $          --   $      (875)  $        --
                                     ===========   =============   ===========   ===========
SHARE TRANSACTIONS:
  Shares issued....................    3,238,595      13,504,974     1,311,596     1,552,408
  Dividends reinvested.............           --              --        12,377         4,751
  Shares redeemed..................   (2,500,053)    (12,488,132)      (37,596)     (345,884)
                                     -----------   -------------   -----------   -----------
Net increase/(decrease) in shares..      738,542       1,016,842     1,286,377     1,211,275
                                     ===========   =============   ===========   ===========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                       USAZ ALLIANCEBERNSTEIN
                                       LARGE CAP GROWTH FUND
                                     --------------------------
                                     SIX MONTHS    MAY 1, 2002
                                        ENDED           TO
                                      JUNE 30,     DECEMBER 31,
                                        2003         2002 (a)
                                     -----------   ------------
                                     (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $    (9,410)  $   (32,621)
  Net realized gain/(loss) on
    investments and foreign
    currency.......................     (772,825)   (1,536,006)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................    3,625,725    (2,162,414)
                                     -----------   -----------
  Net increase/(decrease) in net
    assets from operations:........    2,843,490    (3,731,041)
                                     -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......           --            --
  From net realized gains on
    investments....................           --       (12,977)
                                     -----------   -----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................           --       (12,977)
                                     -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......   16,339,358    16,001,830
  Proceeds from dividends
    reinvested.....................           --        12,977
  Cost of shares redeemed..........   (5,127,931)   (1,057,146)
                                     -----------   -----------
  Change in net assets from capital
    transactions...................   11,211,427    14,957,661
                                     -----------   -----------
  Net increase/(decrease) in net
    assets.........................   14,054,917    11,213,643
NET ASSETS:
  Beginning of period..............   19,190,686     7,977,043
                                     -----------   -----------
  End of period....................  $33,245,603   $19,190,686
                                     ===========   ===========
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME...........................  $    (9,410)  $        --
                                     ===========   ===========
SHARE TRANSACTIONS:
  Shares issued....................    2,148,891     1,999,164
  Dividends reinvested.............           --         1,299
  Shares redeemed..................     (657,832)     (125,856)
                                     -----------   -----------
Net increase/(decrease) in
  shares...........................    1,491,059     1,874,607
                                     ===========   ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.


                                      USAZ ALLIANCEBERNSTEIN           USAZ TEMPLETON
                                         TECHNOLOGY FUND           DEVELOPED MARKETS FUND
                                    --------------------------   --------------------------
                                    SIX MONTHS     YEAR ENDED    SIX MONTHS        YEAR
                                       ENDED           TO           ENDED         ENDED
                                     JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                       2003           2002          2003           2002
                                    -----------   ------------   -----------   ------------
                                    (UNAUDITED)                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income/(loss)....... $   (73,153)   $  (82,872)   $   99,604     $   51,252
Net realized gain/(loss) on
  investments and foreign
  currency.........................    (337,448)   (2,804,857)      (36,248)       (80,071)
Change in unrealized
  appreciation/(depreciation) on
  investments and foreign
  currency.........................   2,978,137      (735,787)      612,047       (799,377)
                                    -----------    ----------    ----------     ----------
Net increase/(decrease) in net
  assets from operations:..........   2,567,536    (3,623,516)      675,403       (828,196)
                                    -----------    ----------    ----------     ----------
DIVIDENDS TO SHAREHOLDERS:
From net investment income.........          --            --       (99,894)       (50,650)
From net realized gains on
  investments......................          --            --            --             --
                                    -----------    ----------    ----------     ----------
Net increase/(decrease) in net
  assets resulting from dividends
  to shareholders..................          --            --       (99,894)       (50,650)
                                    -----------    ----------    ----------     ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......  16,591,161    10,054,842     1,999,440      3,616,835
  Proceeds from dividends
    reinvested.....................          --            --            --         50,650
  Cost of shares redeemed..........  (6,695,624)   (5,917,867)     (431,926)    (1,717,595)
                                    -----------    ----------    ----------     ----------
Change in net assets from capital
  transactions.....................   9,895,537     4,136,975     1,567,514      1,949,890
                                    -----------    ----------    ----------     ----------
Net increase/(decrease) in net
  assets...........................  12,463,073       513,459     2,143,023      1,071,044

NET ASSETS:
Beginning of period................   9,231,327     8,717,868     6,394,869      5,323,825
                                    -----------    ----------    ----------     ----------
End of period...................... $21,694,400    $9,231,327    $8,537,892     $6,394,869
                                    ===========    ==========    ==========     ==========
Undistributed (distributions in
  excess of) net investment
  income........................... $   (73,153)   $       --    $   (1,914)    $   (1,624)
                                    ===========    ==========    ==========     ==========
SHARE TRANSACTIONS:
  Shares issued....................   2,430,275     1,358,949       227,513        391,252
  Dividends reinvested.............          --            --            --          4,881
  Shares redeemed..................    (958,048)     (711,672)      (51,080)      (184,749)
                                    -----------    ----------    ----------     ----------
Net increase/(decrease) in shares..   1,472,227       647,277       176,433        211,384
                                    ===========    ==========    ==========     ==========

                                                                  USAZ PIMCO NFJ
                                          USAZ OPPENHEIMER          SMALL CAP
                                        EMERGING GROWTH FUND        VALUE FUND
                                     --------------------------   --------------
                                     SIX MONTHS    MAY 1, 2002     MAY 1, 2003
                                        ENDED           TO              TO
                                      JUNE 30,     DECEMBER 31,      JUNE 30,
                                        2003         2002 (A)        2003 (A)
                                     -----------   ------------   --------------
                                     (UNAUDITED)                   (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income/(loss).......  $   (83,809)  $   (41,476)     $   16,299
Net realized gain/(loss) on
  investments and foreign
  currency.........................      454,917    (1,775,949)          1,063
Change in unrealized
  appreciation/(depreciation) on
  investments and foreign
  currency.........................    5,110,508       (64,251)        290,877
                                     -----------   -----------      ----------
Net increase/(decrease) in net
  assets from operations:..........    5,481,616    (1,881,676)        308,239
                                     -----------   -----------      ----------
DIVIDENDS TO SHAREHOLDERS:
From net investment income.........           --            --         (16,493)
From net realized gains on
  investments......................           --            --              --
                                     -----------   -----------      ----------
Net increase/(decrease) in net
  assets resulting from dividends
  to shareholders..................           --            --         (16,493)
                                     -----------   -----------      ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......    7,002,579    16,027,574       5,511,834
  Proceeds from dividends
    reinvested.....................           --            --              --
  Cost of shares redeemed..........   (3,299,268)     (233,141)            (87)
                                     -----------   -----------      ----------
Change in net assets from capital
  transactions.....................    3,703,311    15,794,433       5,511,747
                                     -----------   -----------      ----------
Net increase/(decrease) in net
  assets...........................    9,184,927    13,912,757       5,803,493
NET ASSETS:
Beginning of period................   13,912,757            --              --
                                     -----------   -----------      ----------
End of period......................  $23,097,684   $13,912,757      $5,803,493
                                     ===========   ===========      ==========
Undistributed (distributions in
  excess of) net investment
  income...........................  $   (83,809)  $        --      $     (194)
                                     ===========   ===========      ==========
SHARE TRANSACTIONS:
  Shares issued....................      773,943     1,747,370         536,880
  Dividends reinvested.............           --            --              --
  Shares redeemed..................     (332,789)      (27,316)             (8)
                                     -----------   -----------      ----------
Net increase/(decrease) in shares..      441,154     1,720,054         536,872
                                     ===========   ===========      ==========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                           USAZ PIMCO PEA
                                       GROWTH AND INCOME FUND
                                     --------------------------
                                     SIX MONTHS        YEAR
                                        ENDED         ENDED
                                      JUNE 30,     DECEMBER 31,
                                        2003           2002
                                     -----------   ------------
                                     (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $    80,676    $   89,859
  Net realized gain/(loss) on
    investments and foreign
    currency.......................     (315,905)   (1,053,417)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................    1,435,843      (481,050)
                                     -----------    ----------
  Net increase/(decrease) in net
    assets from operations:........    1,200,614    (1,444,608)
                                     -----------    ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......      (81,138)      (89,877)
  From net realized gains on
    investments....................           --            --
                                     -----------    ----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................      (81,138)      (89,877)
                                     -----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......    6,646,999     6,348,598
  Proceeds from dividends
    reinvested.....................       87,539        39,176
  Cost of shares redeemed..........     (270,404)   (1,433,030)
                                     -----------    ----------
  Change in net assets from capital
    transactions...................    6,464,134     4,954,744
                                     -----------    ----------
  Net increase/(decrease) in net
    assets.........................    7,583,610     3,420,259
NET ASSETS:
  Beginning of period..............    8,585,660     5,165,401
                                     -----------    ----------
  End of period....................  $16,169,270    $8,585,660
                                     ===========    ==========
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME...........................  $      (462)   $       --
                                     ===========    ==========
SHARE TRANSACTIONS:
  Shares issued....................      814,425       696,312
  Dividends reinvested.............       10,990         4,000
  Shares redeemed..................      (33,616)     (152,946)
                                     -----------    ----------
Net increase/(decrease) in
  shares...........................      791,799       547,366
                                     ===========    ==========

See accompanying notes to the financial statements.

                                          USAZ PIMCO PEA                USAZ PIMCO PEA
                                         RENAISSANCE FUND                 VALUE FUND
                                    ---------------------------   --------------------------
                                     SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                       ENDED          ENDED          ENDED         ENDED
                                      JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                        2003           2002          2003           2002
                                    ------------   ------------   -----------   ------------
                                    (UNAUDITED)                   (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..... $     36,952   $    23,028    $   128,565   $    76,999
  Net realized gain/(loss) on
    investments and foreign
    currency.......................   (2,761,833)   (3,166,578)    (1,128,141)   (2,073,465)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................   23,730,530    (7,997,537)     7,008,517    (1,821,852)
                                    ------------   -----------    -----------   -----------
Net increase/(decrease) in net
  assets from operations:..........   21,005,649   (11,141,087)     6,008,941    (3,818,318)
                                    ------------   -----------    -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......      (41,062)      (18,790)      (129,780)      (77,370)
  From net realized gains on
    investments....................           --       (64,622)            --       (51,845)
                                    ------------   -----------    -----------   -----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................      (41,062)      (83,412)      (129,780)     (129,215)
                                    ------------   -----------    -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......   41,341,314    96,795,905     13,318,481    33,184,107
  Proceeds from dividends
    reinvested.....................        3,087        80,408         54,220        74,994
  Cost of shares redeemed..........   (3,627,412)  (16,600,327)    (1,667,082)  (12,426,048)
                                    ------------   -----------    -----------   -----------
  Change in net assets from capital
    transactions...................   37,716,989    80,275,986     11,705,619    20,833,053
                                    ------------   -----------    -----------   -----------
  Net increase/(decrease) in net
    assets.........................   58,681,576    69,051,487     17,584,780    16,885,520

NET ASSETS:
Beginning of period................   78,248,584     9,197,097     23,346,739     6,461,219
                                    ------------   -----------    -----------   -----------
End of period...................... $136,930,160   $78,248,584    $40,931,519   $23,346,739
                                    ============   ===========    ===========   ===========
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME........................... $     (4,029)  $        81    $    (1,215)  $        --
                                    ============   ===========    ===========   ===========
SHARE TRANSACTIONS:
  Shares issued....................    5,007,509    10,609,233      1,605,590     3,703,263
  Dividends reinvested.............          376         7,085          6,653         6,741
  Shares redeemed..................     (456,095)   (1,942,042)      (217,036)   (1,435,109)
                                    ------------   -----------    -----------   -----------
Net increase/(decrease) in shares..    4,551,790     8,674,276      1,395,207     2,274,895
                                    ============   ===========    ===========   ===========

                                                                          USAZ VAN KAMPEN
                                        USAZ MONEY MARKET FUND         AGGRESSIVE GROWTH FUND
                                     -----------------------------   --------------------------
                                      SIX MONTHS         YEAR        SIX MONTHS        YEAR
                                        ENDED           ENDED           ENDED         ENDED
                                       JUNE 30,      DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         2003            2002           2003           2002
                                     ------------   --------------   -----------   ------------
                                     (UNAUDITED)                     (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $    389,067   $    1,050,174   $   (79,316)  $   (48,426)
  Net realized gain/(loss) on
    investments and foreign
    currency.......................           292            1,128      (447,347)   (2,192,936)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................            --               --     3,889,678      (282,793)
                                     ------------   --------------   -----------   -----------
Net increase/(decrease) in net
  assets from operations:..........       389,359        1,051,302     3,363,015    (2,524,155)
                                     ------------   --------------   -----------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......      (390,059)      (1,050,174)           --            --
  From net realized gains on
    investments....................            --               --            --            --
                                     ------------   --------------   -----------   -----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................      (390,059)      (1,050,174)           --            --
                                     ------------   --------------   -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......   217,437,972    1,518,713,556     9,843,931    21,955,704
  Proceeds from dividends
    reinvested.....................       425,360        1,053,969            --            --
  Cost of shares redeemed..........  (222,263,250)  (1,431,092,346)     (266,149)  (10,166,068)
                                     ------------   --------------   -----------   -----------
  Change in net assets from capital
    transactions...................    (4,399,918)      88,675,179     9,577,782    11,789,636
                                     ------------   --------------   -----------   -----------
  Net increase/(decrease) in net
    assets.........................    (4,400,618)      88,676,307    12,940,797     9,265,481
NET ASSETS:
Beginning of period................   193,156,903      104,480,596    12,264,745     2,999,264
                                     ------------   --------------   -----------   -----------
End of period......................  $188,756,285   $  193,156,903   $25,205,542   $12,264,745
                                     ============   ==============   ===========   ===========
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME...........................  $         --   $          992   $   (79,316)  $        --
                                     ============   ==============   ===========   ===========
SHARE TRANSACTIONS:
  Shares issued....................   217,437,972    1,518,713,556     1,696,363     3,589,349
  Dividends reinvested.............       425,360        1,053,969            --            --
  Shares redeemed..................  (222,263,250)  (1,431,092,346)      (46,565)   (1,722,113)
                                     ------------   --------------   -----------   -----------
Net increase/(decrease) in shares..    (4,399,918)      88,675,179     1,649,798     1,867,236
                                     ============   ==============   ===========   ===========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                           USAZ VAN KAMPEN
                                            COMSTOCK FUND
                                     ---------------------------
                                      SIX MONTHS        YEAR
                                        ENDED          ENDED
                                       JUNE 30,     DECEMBER 31,
                                         2003           2002
                                     ------------   ------------
                                     (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $    553,994   $   488,638
  Net realized gain/(loss) on
    investments and foreign
    currency.......................        46,548    (6,177,020)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................    13,081,004    (3,106,627)
                                     ------------   -----------
  Net increase/(decrease) in net
    assets from operations:........    13,681,546    (8,795,009)
                                     ------------   -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......      (557,848)     (488,650)
  From net realized gains on
    investments....................            --       (89,867)
                                     ------------   -----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................      (557,848)     (578,517)
                                     ------------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......    39,423,446    65,814,412
  Proceeds from dividends
    reinvested.....................       353,582       224,933
  Cost of shares redeemed..........      (489,411)     (861,818)
                                     ------------   -----------
  Change in net assets from capital
    transactions...................    39,287,617    65,177,527
                                     ------------   -----------
  Net increase/(decrease) in net
    assets.........................    52,411,315    55,804,001
NET ASSETS:
  Beginning of period..............    72,833,473    17,029,472
                                     ------------   -----------
  End of period....................  $125,244,788   $72,833,473
                                     ============   ===========
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT
  INCOME...........................  $     (3,854)  $        --
                                     ============   ===========
SHARE TRANSACTIONS:
  Shares issued....................     5,166,048     8,062,247
  Dividends reinvested.............        47,524        24,537
  Shares redeemed..................       (66,434)     (108,347)
                                     ------------   -----------
Net increase/(decrease) in
  shares...........................     5,147,138     7,978,437
                                     ============   ===========

------------

(a)  Period from commencement of operations.

See accompanying notes to the financial statements.

                                         USAZ VAN KAMPEN            USAZ VAN KAMPEN
                                       EMERGING GROWTH FUND      GLOBAL FRANCHISE FUND
                                    --------------------------   ---------------------
                                    SIX MONTHS        YEAR            MAY 1, 2003
                                       ENDED         ENDED                TO
                                     JUNE 30,     DECEMBER 31,         JUNE 30,
                                       2003           2002             2003 (A)
                                    -----------   ------------   ---------------------
                                    (UNAUDITED)                       (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..... $  (143,684)  $   (67,727)        $    7,066
  Net realized gain/(loss) on
    investments and foreign
    currency.......................  (2,399,018)   (5,667,494)           (12,378)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................   9,244,024      (723,998)           198,569
                                    -----------   -----------         ----------
  Net increase/(decrease) in net
    assets from operations:........   6,701,322    (6,459,219)           193,257
                                    -----------   -----------         ----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......          --            --             (7,258)
  From net realized gains on
    investments....................          --            --                 --
                                    -----------   -----------         ----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................          --            --             (7,258)
                                    -----------   -----------         ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......  27,069,750    37,040,307          5,071,480
  Proceeds from dividends
    reinvested.....................          --            --                 --
  Cost of shares redeemed..........    (514,884)     (653,336)              (108)
                                    -----------   -----------         ----------
  Change in net assets from capital
    transactions...................  26,554,866    36,386,971          5,071,372
                                    -----------   -----------         ----------
  Net increase/(decrease) in net
    assets.........................  33,256,188    29,927,752          5,257,371

NET ASSETS:
  Beginning of period..............  36,136,639     6,208,887                 --
                                    -----------   -----------         ----------
  End of period.................... $69,392,827   $36,136,639         $5,257,371
                                    ===========   ===========         ==========
  UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT
    INCOME......................... $  (143,684)  $        --         $     (192)
                                    ===========   ===========         ==========
SHARE TRANSACTIONS:
  Shares issued....................   4,141,218     5,211,182            498,573
  Dividends reinvested.............          --            --                 --
  Shares redeemed..................     (82,175)      (89,409)               (10)
                                    -----------   -----------         ----------
Net increase/(decrease) in shares..   4,059,043     5,121,773            498,563
                                    ===========   ===========         ==========

                                           USAZ VAN KAMPEN               USAZ VAN KAMPEN
                                       GROWTH AND INCOME FUND              GROWTH FUND
                                     ---------------------------   ---------------------------
                                      SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                        ENDED          ENDED          ENDED          ENDED
                                       JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                         2003           2002           2003           2002
                                     ------------   ------------   ------------   ------------
                                     (UNAUDITED)                   (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss).....  $   309,792    $   273,786    $   (89,436)   $   (54,695)
  Net realized gain/(loss) on
    investments and foreign
    currency.......................     (196,333)    (3,533,985)      (724,827)    (2,951,975)
  Change in unrealized
    appreciation/(depreciation) on
    investments and foreign
    currency.......................    7,745,549     (1,343,769)     4,130,867        106,607
                                     -----------    -----------    -----------    -----------
  Net increase/(decrease) in net
    assets from operations:........    7,859,008     (4,603,968)     3,316,604     (2,900,063)
                                     -----------    -----------    -----------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income.......     (312,341)      (274,067)            --             --
  From net realized gains on
    investments....................           --             --             --             --
                                     -----------    -----------    -----------    -----------
  Net increase/(decrease) in net
    assets resulting from dividends
    to shareholders................     (312,341)      (274,067)            --             --
                                     -----------    -----------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued......   34,145,773     37,357,714     15,554,490     17,059,494
  Proceeds from dividends
    reinvested.....................      253,688        132,335             --             --
  Cost of shares redeemed..........     (457,788)    (1,292,069)    (3,230,927)      (567,683)
                                     -----------    -----------    -----------    -----------
  Change in net assets from capital
    transactions...................   33,941,673     36,197,980     12,323,563     16,491,811
                                     -----------    -----------    -----------    -----------
  Net increase/(decrease) in net
    assets.........................   41,488,340     31,319,945     15,640,167     13,591,748
NET ASSETS:
  Beginning of period..............   47,720,859     16,400,914     19,053,164      5,461,416
                                     -----------    -----------    -----------    -----------
  End of period....................  $89,209,199    $47,720,859    $34,693,331    $19,053,164
                                     ===========    ===========    ===========    ===========
  UNDISTRIBUTED (DISTRIBUTIONS IN
    EXCESS OF) NET INVESTMENT
    INCOME.........................  $    (2,549)   $        --    $   (89,436)   $        --
                                     ===========    ===========    ===========    ===========
SHARE TRANSACTIONS:
  Shares issued....................    4,114,640      4,246,510      2,104,437      2,120,903
  Dividends reinvested.............       31,635         15,423             --             --
  Shares redeemed..................      (55,373)      (142,107)      (436,069)       (71,132)
                                     -----------    -----------    -----------    -----------
Net increase/(decrease) in shares..    4,090,902      4,119,826      1,668,368      2,049,771
                                     ===========    ===========    ===========    ===========

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ AllianceBernstein Technology Fund, the USAZ Templeton Developed Markets Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds" and individually, a "Fund"). The USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund commenced operations on May 1, 2003.

  On May 1, 2003 the USAZ Alliance Capital Growth and Income Fund, the USAZ Alliance Capital Large Cap Growth Fund, the USAZ Alliance Capital Technology Fund, the USAZ PIMCO Growth and Income Fund, the USAZ PIMCO Renaissance Fund and the USAZ PIMCO Value Fund became the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ AllianceBernstein Technology Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund and the USAZ PIMCO PEA Value Fund, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Investments of the USAZ Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at the closing sales price on each business day. If there is no such reported sales, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities traded on NASDAQ are valued at their official closing price as reported by NASDAQ. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. These persons may use available market quotations, employ electronic data processing techniques and/or a matrix system to determine valuations.

  FOREIGN CURRENCY TRANSLATIONS

  The accounting records of the following funds in the Trust are able to hold foreign securities and are maintained in U.S. dollars: USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Technology Fund, The USAZ Templeton Developed Markets Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund and the USAZ Van Kampen Global Franchise Fund. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2003

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  Each Fund (except for the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ Money Market Fund, the USAZ Van Kampen Comstock Fund and the USAZ Van Kampen Growth and Income Fund) may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually except for the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund, which are declared and paid annually, and the USAZ AllianceBernstein Growth and Income Fund, the USAZ PIMCO PEA Growth and Income Fund and the USAZ Van Kampen Growth and Income Fund, which are declared and paid quarterly, and the USAZ Money Market Fund, which is declared daily and paid monthly. Each Fund also distributes all of it's net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  EXPENSES

  Expenses directly attributable to a Fund are charged directly to that Fund, while expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2003

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for all of the Funds. The Manager has retained independent money management organizations (the "Subadvisers") to make investment decisions on behalf of the Funds. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the USAZ Van Kampen Emerging Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund and USAZ Van Kampen Global Franchise Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Investment Advisory Corp. ("VKIAC") and the Trust, VKIAC provides investment advisory services as the Subadviser for the USAZ Van Kampen Aggressive Growth Fund and USAZ Van Kampen Growth Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Alliance Capital Management L.P. ("Alliance Capital") and the Trust, Alliance Capital provides investment advisory services as the Subadviser for the USAZ AllianceBernstein Large Cap Growth Fund, USAZ AllianceBernstein Technology Fund, and USAZ AllianceBernstein Growth and Income Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PIMCO Equity Advisors, LLC ("PEA") and the Trust, PEA provides investment advisory services as the Subadviser for the USAZ PIMCO PEA Renaissance Fund, USAZ PIMCO PEA Value Fund, and USAZ PIMCO PEA Growth and Income Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PIMCO Advisors Retail Holdings, LLC and NFJ Investment Group L.P. ("NFJ") and the Trust, NFJ provides investment advisory services as the Subadviser for the USAZ PIMCO NFJ Small Cap Value Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Templeton Investment Counsel, LLC ("TIC") and the Trust, TIC provides investment advisory services as the Subadviser for the USAZ Templeton Developed Markets Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the USAZ AIM Basic Value Fund, USAZ AIM Blue Chip Fund, USAZ AIM Dent Demographic Trends Fund and USAZ AIM International Equity Fund. Pursuant to a sub-advisory agreement with AIM, H.S. Dent Advisors, Inc., manages the USAZ AIM Dent Demographic Trends Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the USAZ Oppenheimer Emerging Growth Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Prudential Investment Management, Inc. ("PIM") and the Trust, PIM provides investment advisory services as the Subadviser for the USAZ Money Market Fund.

  Each Subadviser provides investment advisory services for their respective Funds subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the respective average daily net assets of each Fund. For their services, each Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Funds it manages to limit the annual expenses of each Fund, based on the respective daily net assets of each Fund. For the six months ended June 30, 2003, the annual rate of the Manager and the annual expense limits were as follows:

                                                                 ANNUAL   EXPENSE
   FUND                                                           RATE     LIMIT
   ----                                                          ------   -------
   USAZ AIM Basic Value Fund...................................   0.75%    1.10%
   USAZ AIM Blue Chip Fund.....................................   0.80%    1.15%
   USAZ AIM Dent Demographic Trends Fund.......................   0.85%    1.20%
   USAZ AIM International Equity Fund..........................   0.90%    1.25%
   USAZ AllianceBernstein Growth and Income Fund...............   1.00%    1.10%
   USAZ AllianceBernstein Large Cap Growth Fund................   1.00%    1.10%
   USAZ AllianceBernstein Technology Fund......................   1.00%    1.25%
   USAZ Templeton Developed Markets Fund.......................  0.875%    1.25%
   USAZ Oppenheimer Emerging Growth Fund.......................   0.85%    1.25%
   USAZ PIMCO NFJ Small Cap Value Fund.........................   0.75%    1.25%
   USAZ PIMCO PEA Growth and Income Fund.......................   0.75%    1.10%
   USAZ PIMCO PEA Renaissance Fund.............................   0.75%    1.10%
   USAZ PIMCO PEA Value Fund...................................   0.75%    1.10%
   USAZ Money Market Fund......................................   0.35%    0.87%
   USAZ Van Kampen Aggressive Growth Fund......................   0.90%    1.25%
   USAZ Van Kampen Comstock Fund...............................  0.775%    1.20%
   USAZ Van Kampen Emerging Growth Fund........................   0.85%    1.10%
   USAZ Van Kampen Global Franchise Fund.......................   0.95%    1.35%

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2003

                                                                 ANNUAL   EXPENSE
   FUND                                                           RATE     LIMIT
   ----                                                          ------   -------
   USAZ Van Kampen Growth and Income Fund......................  0.775%    1.10%
   USAZ Van Kampen Growth Fund.................................   0.85%    1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Funds' expenses to exceed the stated limit during the respective year. As of June 30, 2003, the reimbursement that may potentially be made is as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
   FUND                                                          12/31/2004   12/31/2005   12/31/2006
   ----                                                          ----------   ----------   ----------
   USAZ AIM Basic Value Fund...................................         --     $ 78,882     $ 49,908
   USAZ AIM Blue Chip Fund.....................................         --       76,817       42,959
   USAZ AIM Dent Demographic Trends Fund.......................         --       73,211       37,929
   USAZ AIM International Equity Fund..........................         --      116,060       66,798
   USAZ AllianceBernstein Growth and Income Fund...............   $ 25,805      119,829       56,473
   USAZ AllianceBernstein Large Cap Growth Fund................     25,022      115,285       57,513
   USAZ AllianceBernstein Technology Fund......................     25,997      100,750       39,754
   USAZ Templeton Developed Markets Fund.......................     18,892      118,448       35,293
   USAZ Oppenheimer Emerging Growth Fund.......................         --       81,737       28,555
   USAZ PIMCO NFJ Small Cap Value Fund.........................         --           --        2,241
   USAZ PIMCO PEA Growth and Income Fund.......................     19,132       82,867       25,588
   USAZ PIMCO PEA Renaissance Fund.............................     22,905      119,365      103,259
   USAZ PIMCO PEA Value Fund...................................     20,526       92,259       43,822
   USAZ Money Market Fund......................................         --           --           --
   USAZ Van Kampen Aggressive Growth Fund......................     69,239      119,405       42,810
   USAZ Van Kampen Comstock Fund...............................     81,944      120,670       72.057
   USAZ Van Kampen Emerging Growth Fund........................     76,394      164,904       96,148
   USAZ Van Kampen Global Franchise Fund.......................         --           --       10,630
   USAZ Van Kampen Growth and Income Fund......................    100,177      140,090       90,426
   USAZ Van Kampen Growth Fund.................................     87,562      120,245       60,872

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Funds are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Funds for serving as officers of the Funds. The Administrator is entitled to a fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Funds.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, each Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  Each non-interested trustee was compensated $14,375 during the six months ended June 30, 2003.

4. SECURITY PURCHASES AND SALES

  For the six months ended June 30, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

   FUND                                                           PURCHASES       SALES
   ----                                                          -----------   -----------
   USAZ AIM Basic Value Fund...................................  $24,472,164   $ 3,582,204
   USAZ AIM Blue Chip Fund.....................................   16,404,123     2,043,452
   USAZ AIM Dent Demographic Trends Fund.......................   11,398,031     5,922,469
   USAZ AIM International Equity Fund..........................    8,907,071     2,309,047
   USAZ AllianceBernstein Growth and Income Fund...............   11,878,273     2,320,727
   USAZ AllianceBernstein Large Cap Growth Fund................   18,367,319     7,146,127
   USAZ AllianceBernstein Technology Fund......................   20,088,187    10,570,070

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
JUNE 30, 2003

   FUND                                                           PURCHASES       SALES
   ----                                                          -----------   -----------
   USAZ Templeton Developed Markets Fund.......................  $ 1,926,991   $   372,736
   USAZ Oppenheimer Emerging Growth Fund.......................   22,564,283    17,254,599
   USAZ PIMCO NFJ Small Cap Value Fund.........................    5,109,527        71,713
   USAZ PIMCO PEA Growth and Income Fund.......................    9,020,322     2,717,626
   USAZ PIMCO PEA Renaissance Fund.............................   67,076,262    33,133,113
   USAZ PIMCO PEA Value Fund...................................   26,949,811    15,738,860
   USAZ Van Kampen Aggressive Growth Fund......................   26,638,606    17,797,274
   USAZ Van Kampen Comstock Fund...............................   54,423,642    21,114,237
   USAZ Van Kampen Emerging Growth Fund........................   67,246,495    38,603,391
   USAZ Van Kampen Global Franchise Fund.......................    4,938,345        55,367
   USAZ Van Kampen Growth and Income Fund......................   49,407,788    16,371,636
   USAZ Van Kampen Growth Fund.................................   36,659,743    24,954,065

 62
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                                                                              63

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS

                                                                          INVESTMENT ACTIVITIES
                                                               -------------------------------------------
                                                                                NET REALIZED
                                                   NET ASSET                   AND UNREALIZED
                                                    VALUE,          NET            GAINS/       TOTAL FROM
                                                   BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT
                                                   OF PERIOD   INCOME/(LOSS)    INVESTMENTS     ACTIVITIES
                                                   ---------   -------------   --------------   ----------
USAZ AIM BASIC VALUE FUND
  Six Months Ended June 30, 2003 ***..............  $ 7.63            --*           1.00           1.00
  May 1, 2002 to December 31, 2002 (a)............  $10.00          0.01           (2.37)         (2.36)
USAZ AIM BLUE CHIP FUND
  Six Months Ended June 30, 2003 ***..............  $ 8.09            --*           0.83           0.83
  May 1, 2002 to December 31, 2002 (a)............  $10.00            --*          (1.91)         (1.91)
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
  Six Months Ended June 30, 2003 ***..............  $ 7.62         (0.02)           1.49           1.47
  May 1, 2002 to December 31, 2002 (a)............  $10.00         (0.02)          (2.36)         (2.38)
USAZ AIM INTERNATIONAL EQUITY FUND
  Six Months Ended June 30, 2003 ***..............  $ 8.16          0.03            0.48           0.51
  May 1, 2002 to December 31, 2002 (a)............  $10.00         (0.01)          (1.83)         (1.84)
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
  Six Months Ended June 30, 2003 ***..............  $ 7.86          0.06            1.00           1.06
  Year Ended December 31, 2002....................  $10.45          0.07           (2.58)         (2.51)
  November 5, 2001 to December 31, 2001 (a).......  $10.00          0.02            0.45           0.47
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
  Six Months Ended June 30, 2003 ***..............  $ 7.30            --*           0.77           0.77
  Year Ended December 31, 2002....................  $10.55         (0.01)          (3.23)         (3.24)
  November 5, 2001 to December 31, 2001 (a).......  $10.00            --*           0.55           0.55
USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND
  Six Months Ended June 30, 2003 ***..............  $ 6.34         (0.02)           1.09           1.07
  Year Ended December 31, 2002....................  $10.77         (0.06)          (4.37)         (4.43)
  November 5, 2001 to December 31, 2001 (a).......  $10.00         (0.02)           0.79           0.77
USAZ TEMPLETON DEVELOPED MARKETS FUND
  Six Months Ended June 30, 2003 ***..............  $ 8.75          0.11            0.67           0.78
  Year Ended December 31, 2002....................  $10.25          0.09           (1.50)         (1.41)
  November 5, 2001 to December 31, 2001 (a).......  $10.00         (0.01)           0.26           0.25
USAZ OPPENHEIMER EMERGING GROWTH FUND
  Six Months Ended June 30, 2003 ***..............  $ 8.09         (0.04)           2.64           2.60
  May 1, 2002 to December 31, 2002 (a)............  $10.00         (0.02)          (1.89)         (1.91)
USAZ PIMCO NFJ SMALL CAP VALUE FUND
  May 1, 2003 to June 30, 2003 (a) ***............  $10.00          0.03            0.81           0.84
USAZ PIMCO PEA GROWTH AND INCOME FUND
  Six Months Ended June 30, 2003 ***..............  $ 8.13          0.10            0.62           0.72
  Year Ended December 31, 2002....................  $10.14          0.10           (2.01)         (1.91)
  November 5, 2001 to December 31, 2001 (a).......  $10.00          0.02            0.14           0.16

                                                     DIVIDENDS TO SHAREHOLDERS FROM
                                                    ---------------------------------

                                                       NET         NET
                                                    INVESTMENT   REALIZED     TOTAL
                                                      INCOME      GAINS     DIVIDENDS
                                                    ----------   --------   ---------
USAZ AIM BASIC VALUE FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  May 1, 2002 to December 31, 2002 (a)............    (0.01)         --       (0.01)
USAZ AIM BLUE CHIP FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  May 1, 2002 to December 31, 2002 (a)............       --*         --          --*
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  May 1, 2002 to December 31, 2002 (a)............       --          --          --
USAZ AIM INTERNATIONAL EQUITY FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  May 1, 2002 to December 31, 2002 (a)............       --          --          --
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
  Six Months Ended June 30, 2003 ***..............    (0.06)         --       (0.06)
  Year Ended December 31, 2002....................    (0.07)      (0.01)      (0.08)
  November 5, 2001 to December 31, 2001 (a).......    (0.02)         --       (0.02)
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  Year Ended December 31, 2002....................       --       (0.01)      (0.01)
  November 5, 2001 to December 31, 2001 (a).......       --          --          --
USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  Year Ended December 31, 2002....................       --          --          --
  November 5, 2001 to December 31, 2001 (a).......       --          --          --
USAZ TEMPLETON DEVELOPED MARKETS FUND
  Six Months Ended June 30, 2003 ***..............    (0.11)         --       (0.11)
  Year Ended December 31, 2002....................    (0.09)         --       (0.09)
  November 5, 2001 to December 31, 2001 (a).......       --          --          --
USAZ OPPENHEIMER EMERGING GROWTH FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  May 1, 2002 to December 31, 2002 (a)............       --          --          --
USAZ PIMCO NFJ SMALL CAP VALUE FUND
  May 1, 2003 to June 30, 2003 (a) ***............    (0.03)         --       (0.03)
USAZ PIMCO PEA GROWTH AND INCOME FUND
  Six Months Ended June 30, 2003 ***..............    (0.10)         --       (0.10)
  Year Ended December 31, 2002....................    (0.10)         --       (0.10)
  November 5, 2001 to December 31, 2001 (a).......    (0.02)         --       (0.02)

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes to the financial statements.
 64

                                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                           --------
                                                                             NET
                                              NET ASSET                    ASSETS,
                                               VALUE,                       END OF
                                               END OF      TOTAL            PERIOD
                                               PERIOD     RETURN**         ($000'S)
                                              ---------   --------         --------
USAZ AIM BASIC VALUE FUND
  Period Ended June 30, 2003 ***.............  $ 8.63       13.11%(b)      $47,389
  May 1, 2002 to December 31, 2002 (a).......  $ 7.63      (23.64)%(b)     $20,776
USAZ AIM BLUE CHIP FUND
  Period Ended June 30, 2003 ***.............  $ 8.92       10.26%(b)      $29,274
  May 1, 2002 to December 31, 2002 (a).......  $ 8.09      (19.08)%(b)     $11,680
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
  Period Ended June 30, 2003 ***.............  $ 9.09       19.29%(b)      $13,462
  May 1, 2002 to December 31, 2002 (a).......  $ 7.62      (23.80)%(b)     $ 6,131
USAZ AIM INTERNATIONAL EQUITY FUND
  Period Ended June 30, 2003 ***.............  $ 8.67        6.25%(b)      $15,217
  May 1, 2002 to December 31, 2002 (a).......  $ 8.16      (18.40)%(b)     $ 8,298
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
  Period Ended June 30, 2003 ***.............  $ 8.86       13.16%(b)      $29,426
  Year Ended December 31, 2002...............  $ 7.86      (24.18)%        $15,988
  November 5, 2001 to December 31, 2001 (a)..  $10.45        4.67%(b)      $ 8,602
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
  Period Ended June 30, 2003 ***.............  $ 8.07       10.55%(b)      $33,246
  Year Ended December 31, 2002...............  $ 7.30      (30.70)%        $19,191
  November 5, 2001 to December 31, 2001 (a)..  $10.55        5.50%(b)      $ 7,977
USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND
  Period Ended June 30, 2003 ***.............  $ 7.41       16.88%(b)      $21,694
  Year Ended December 31, 2002...............  $ 6.34      (41.13)%        $ 9,231
  November 5, 2001 to December 31, 2001 (a)..  $10.77        7.70%(b)      $ 8,718
USAZ TEMPLETON DEVELOPED MARKETS FUND
  Period Ended June 30, 2003 ***.............  $ 9.42        8.92%(b)      $ 8,538
  Year Ended December 31, 2002...............  $ 8.75      (13.90)%        $ 6,395
  November 5, 2001 to December 31, 2001 (a)..  $10.25        2.50%(b)      $ 5,324
USAZ OPPENHEIMER EMERGING GROWTH FUND
  Period Ended June 30, 2003 ***.............  $10.69       32.14%(b)      $23,098
  May 1, 2002 to December 31, 2002 (a).......  $ 8.09      (19.10)%(b)     $13,913
USAZ PIMCO NFJ SMALL CAP VALUE FUND
  May 1, 2003 to June 30, 2003 (a) ***.......  $10.81        8.41%(b)      $ 5,803
USAZ PIMCO PEA GROWTH AND INCOME FUND
  Period Ended June 30, 2003 ***.............  $ 8.75        8.29%(b)      $16,169
  Year Ended December 31, 2002...............  $ 8.13      (18.88)%        $ 8,586
  November 5, 2001 to December 31, 2001 (a)..  $10.14        1.63%(b)      $ 5,165

                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               -------------------------------------------------------------
                                                     NET
                                                 INVESTMENT         EXPENSES         EXPENSES
                                                INCOME/(LOSS)        BEFORE           NET OF       PORTFOLIO
                                               NET OF WAIVERS/      WAIVERS/         WAIVERS/      TURNOVER
                                               REIMBURSEMENTS    REIMBURSEMENTS   REIMBURSEMENTS     RATE
                                               ---------------   --------------   --------------   ---------
USAZ AIM BASIC VALUE FUND
  Period Ended June 30, 2003 ***.............       (0.14)%(c)        1.42%(c)         1.10%(c)      11.77%
  May 1, 2002 to December 31, 2002 (a).......        0.22%(c)         2.19%(c)         1.10%(c)      13.05%
USAZ AIM BLUE CHIP FUND
  Period Ended June 30, 2003 ***.............        0.04%(c)         1.60%(c)         1.15%(c)      11.44%
  May 1, 2002 to December 31, 2002 (a).......        0.05%(c)         2.88%(c)         1.15%(c)      46.38%
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
  Period Ended June 30, 2003 ***.............       (0.59)%(c)        2.10%(c)         1.20%(c)      71.46%
  May 1, 2002 to December 31, 2002 (a).......       (0.51)%(c)        3.78%(c)         1.20%(c)     133.17%
USAZ AIM INTERNATIONAL EQUITY FUND
  Period Ended June 30, 2003 ***.............        1.26%(c)         2.52%(c)         1.25%(c)      26.77%
  May 1, 2002 to December 31, 2002 (a).......       (0.16)%(c)        3.70%(c)         1.25%(c)      74.30%
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
  Period Ended June 30, 2003 ***.............        0.84%(c)         1.62%(c)         1.10%(c)      11.61%
  Year Ended December 31, 2002...............        0.83%            2.18%            1.10%         58.40%
  November 5, 2001 to December 31, 2001 (a)..        1.06%(c)         3.28%(c)         1.09%(c)       8.63%
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
  Period Ended June 30, 2003 ***.............       (0.07)%(c)        1.55%(c)         1.10%(c)      29.09%
  Year Ended December 31, 2002...............       (0.30)%           2.15%            1.10%         34.77%
  November 5, 2001 to December 31, 2001 (a)..       (0.12)%(c)        3.36%(c)         1.09%(c)       4.88%
USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND
  Period Ended June 30, 2003 ***.............       (1.03)%(c)        1.81%(c)         1.25%(c)      76.73%
  Year Ended December 31, 2002...............       (1.12)%           2.61%            1.25%        122.33%
  November 5, 2001 to December 31, 2001 (a)..       (1.02)%(c)        3.19%(c)         1.24%(c)      10.69%
USAZ TEMPLETON DEVELOPED MARKETS FUND
  Period Ended June 30, 2003 ***.............        2.81%(c)         2.25%(c)         1.25%(c)       6.06%
  Year Ended December 31, 2002...............        0.91%            3.36%            1.25%          5.19%
  November 5, 2001 to December 31, 2001 (a)..       (0.52)%(c)        3.56%(c)         1.25%(c)         --
USAZ OPPENHEIMER EMERGING GROWTH FUND
  Period Ended June 30, 2003 ***.............       (0.99)%(c)        1.59%(c)         1.25%(c)     105.56%
  May 1, 2002 to December 31, 2002 (a).......       (0.57)%(c)        2.38%(c)         1.25%(c)     144.70%
USAZ PIMCO NFJ SMALL CAP VALUE FUND
  May 1, 2003 to June 30, 2003 (a) ***.......        2.17%(c)         1.54%(c)         1.24%(c)       1.78%
USAZ PIMCO PEA GROWTH AND INCOME FUND
  Period Ended June 30, 2003 ***.............        1.39%(c)         1.54%(c)         1.10%(c)      25.04%
  Year Ended December 31, 2002...............        1.31%            2.30%            1.10%         61.45%
  November 5, 2001 to December 31, 2001 (a)..        1.54%(c)         3.70%(c)         1.09%(c)       6.46%

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
FINANCIAL HIGHLIGHTS

                                                                          INVESTMENT ACTIVITIES
                                                               -------------------------------------------
                                                                                NET REALIZED
                                                   NET ASSET                   AND UNREALIZED
                                                    VALUE,          NET            GAINS/       TOTAL FROM
                                                   BEGINNING    INVESTMENT      (LOSSES) ON     INVESTMENT
                                                   OF PERIOD   INCOME/(LOSS)    INVESTMENTS     ACTIVITIES
                                                   ---------   -------------   --------------   ----------
USAZ PIMCO PEA RENAISSANCE FUND
  Six Months Ended June 30, 2003 ***..............  $ 8.23            --*           1.51           1.51
  Year Ended December 31, 2002....................  $11.02            --*          (2.76)         (2.76)
  November 5, 2001 to December 31, 2001 (a).......  $10.00            --*           1.02           1.02
USAZ PIMCO PEA VALUE FUND
  Six Months Ended June 30, 2003 ***..............  $ 8.15          0.05            1.46           1.51
  Year Ended December 31, 2002....................  $10.96          0.02           (2.74)         (2.72)
  November 5, 2001 to December 31, 2001 (a).......  $10.00            --*           0.96           0.96
USAZ MONEY MARKET FUND
  Six Months Ended June 30, 2003 ***..............  $ 1.00            --*             --             --*
  Year Ended December 31, 2002....................  $ 1.00          0.01              --*          0.01
  Year Ended December 31, 2001....................  $ 1.00          0.03              --           0.03
  February 1, 2000 to December 31, 2000 (a).......  $ 1.00          0.05              --           0.05
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
  Six Months Ended June 30, 2003 ***..............  $ 5.48         (0.02)           1.02           1.00
  Year Ended December 31, 2002....................  $ 8.10         (0.02)          (2.60)         (2.62)
  May 1, 2001 to December 31, 2001 (a)............  $10.00         (0.02)          (1.88)         (1.90)
USAZ VAN KAMPEN COMSTOCK FUND
  Six Months Ended June 30, 2003 ***..............  $ 7.44          0.07            0.94           1.01
  Year Ended December 31, 2002....................  $ 9.39          0.03           (1.92)         (1.89)
  May 1, 2001 to December 31, 2001 (a)............  $10.00          0.03           (0.59)         (0.56)
USAZ VAN KAMPEN EMERGING GROWTH FUND
  Six Months Ended June 30, 2003 ***..............  $ 6.24         (0.01)           0.81           0.80
  Year Ended December 31, 2002....................  $ 9.22         (0.01)          (2.97)         (2.98)
  May 1, 2001 to December 31, 2001 (a)............  $10.00         (0.01)          (0.77)         (0.78)
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
  May 1, 2003 to June 30, 2003 (a) ***............  $10.00          0.01            0.55           0.56
USAZ VAN KAMPEN GROWTH AND INCOME FUND
  Six Months Ended June 30, 2003 ***..............  $ 8.21          0.06            0.80           0.86
  Year Ended December 31, 2002....................  $ 9.70          0.07           (1.49)         (1.42)
  May 1, 2001 to December 31, 2001 (a)............  $10.00          0.06           (0.30)         (0.24)
USAZ VAN KAMPEN GROWTH FUND
  Six Months Ended June 30, 2003 ***..............  $ 7.28         (0.02)           0.83           0.81
  Year Ended December 31, 2002....................  $ 9.61         (0.02)          (2.31)         (2.33)
  May 1, 2001 to December 31, 2001 (a)............  $10.00         (0.03)          (0.36)         (0.39)

                                                     DIVIDENDS TO SHAREHOLDERS FROM
                                                    ---------------------------------

                                                       NET         NET
                                                    INVESTMENT   REALIZED     TOTAL
                                                      INCOME      GAINS     DIVIDENDS
                                                    ----------   --------   ---------
USAZ PIMCO PEA RENAISSANCE FUND
  Six Months Ended June 30, 2003 ***..............       --*         --          --*
  Year Ended December 31, 2002....................       --*      (0.03)      (0.03)
  November 5, 2001 to December 31, 2001 (a).......       --*         --          --*
USAZ PIMCO PEA VALUE FUND
  Six Months Ended June 30, 2003 ***..............    (0.05)         --       (0.05)
  Year Ended December 31, 2002....................    (0.02)      (0.07)      (0.09)
  November 5, 2001 to December 31, 2001 (a).......       --*         --          --*
USAZ MONEY MARKET FUND
  Six Months Ended June 30, 2003 ***..............       --*         --          --*
  Year Ended December 31, 2002....................    (0.01)         --       (0.01)
  Year Ended December 31, 2001....................    (0.03)         --       (0.03)
  February 1, 2000 to December 31, 2000 (a).......    (0.05)         --       (0.05)
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  Year Ended December 31, 2002....................       --          --          --
  May 1, 2001 to December 31, 2001 (a)............       --          --          --
USAZ VAN KAMPEN COMSTOCK FUND
  Six Months Ended June 30, 2003 ***..............    (0.07)         --       (0.07)
  Year Ended December 31, 2002....................    (0.03)      (0.03)      (0.06)
  May 1, 2001 to December 31, 2001 (a)............    (0.03)      (0.02)      (0.05)
USAZ VAN KAMPEN EMERGING GROWTH FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  Year Ended December 31, 2002....................       --          --          --
  May 1, 2001 to December 31, 2001 (a)............       --          --          --
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
  May 1, 2003 to June 30, 2003 (a) ***............    (0.01)         --       (0.01)
USAZ VAN KAMPEN GROWTH AND INCOME FUND
  Six Months Ended June 30, 2003 ***..............    (0.06)         --       (0.06)
  Year Ended December 31, 2002....................    (0.07)         --       (0.07)
  May 1, 2001 to December 31, 2001 (a)............    (0.06)         --       (0.06)
USAZ VAN KAMPEN GROWTH FUND
  Six Months Ended June 30, 2003 ***..............       --          --          --
  Year Ended December 31, 2002....................       --          --          --
  May 1, 2001 to December 31, 2001 (a)............       --          --          --

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges.
***  Unaudited.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

See accompanying notes to the financial statements.
 66

                                                                           RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                           --------
                                                                             NET
                                              NET ASSET                    ASSETS,
                                               VALUE,                       END OF
                                               END OF      TOTAL            PERIOD
                                               PERIOD     RETURN**         ($000'S)
                                              ---------   --------         --------
USAZ PIMCO PEA RENAISSANCE FUND
  Period Ended June 30, 2003 ***.............  $ 9.74       18.38%(b)      $136,930
  Year Ended December 31, 2002...............  $ 8.23      (25.08)%        $ 78,249
  November 5, 2001 to December 31, 2001 (a)..  $11.02       10.20%(b)      $  9,197
USAZ PIMCO PEA VALUE FUND
  Period Ended June 30, 2003 ***.............  $ 9.61       18.29%(b)      $ 40,932
  Year Ended December 31, 2002...............  $ 8.15      (24.90)%        $ 23,347
  November 5, 2001 to December 31, 2001 (a)..  $10.96        9.63%(b)      $  6,461
USAZ MONEY MARKET FUND
  Period Ended June 30, 2003 ***.............  $ 1.00        0.21%(b)      $188,756
  Year Ended December 31, 2002...............  $ 1.00        0.84%         $193,157
  Year Ended December 31, 2001...............  $ 1.00        3.27%         $104,481
  February 1, 2000 to December 31, 2000 (a)..  $ 1.00        5.21%(b)      $ 22,258
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
  Period Ended June 30, 2003 ***.............  $ 6.48       18.25%(b)      $ 25,206
  Year Ended December 31, 2002...............  $ 5.48      (32.35)%        $ 12,265
  May 1, 2001 to December 31, 2001 (a).......  $ 8.10      (19.00)%(b)     $  2,999
USAZ VAN KAMPEN COMSTOCK FUND
  Period Ended June 30, 2003 ***.............  $ 8.38       13.14%(b)      $125,245
  Year Ended December 31, 2002...............  $ 7.44      (19.87)%        $ 72,833
  May 1, 2001 to December 31, 2001 (a).......  $ 9.39       (5.63)%(b)     $ 17,029
USAZ VAN KAMPEN EMERGING GROWTH FUND
  Period Ended June 30, 2003 ***.............  $ 7.04       12.82%(b)      $ 69,393
  Year Ended December 31, 2002...............  $ 6.24      (32.32)%        $ 36,137
  May 1, 2001 to December 31, 2001 (a).......  $ 9.22       (7.80)%(b)     $  6,209
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
  May 1, 2003 to June 30, 2003 (a) ***.......  $10.55        5.65%(b)      $  5,257
USAZ VAN KAMPEN GROWTH AND INCOME FUND
  Period Ended June 30, 2003 ***.............  $ 9.01       10.20%(b)      $ 89,209
  Year Ended December 31, 2002...............  $ 8.21      (14.71)%        $ 47,721
  May 1, 2001 to December 31, 2001 (a).......  $ 9.70       (2.71)%(b)     $ 16,401
USAZ VAN KAMPEN GROWTH FUND
  Period Ended June 30, 2003 ***.............  $ 8.09       11.13%(b)      $ 34,693
  Year Ended December 31, 2002...............  $ 7.28      (24.25)%        $ 19,053
  May 1, 2001 to December 31, 2001 (a).......  $ 9.61       (3.90)%(b)     $  5,461

                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                               -------------------------------------------------------------
                                                     NET
                                                 INVESTMENT         EXPENSES         EXPENSES
                                                INCOME/(LOSS)        BEFORE           NET OF       PORTFOLIO
                                               NET OF WAIVERS/      WAIVERS/         WAIVERS/      TURNOVER
                                               REIMBURSEMENTS    REIMBURSEMENTS   REIMBURSEMENTS     RATE
                                               ---------------   --------------   --------------   ---------
USAZ PIMCO PEA RENAISSANCE FUND
  Period Ended June 30, 2003 ***.............        0.08%(c)         1.31%(c)         1.10%(c)      36.47%
  Year Ended December 31, 2002...............        0.06%            1.40%            1.10%         66.85%
  November 5, 2001 to December 31, 2001 (a)..       (0.07)%(c)        2.96%(c)         1.07%(c)       8.84%
USAZ PIMCO PEA VALUE FUND
  Period Ended June 30, 2003 ***.............        0.85%(c)         1.39%(c)         1.10%(c)      56.26%
  Year Ended December 31, 2002...............        0.57%            1.78%            1.10%        115.67%
  November 5, 2001 to December 31, 2001 (a)..        0.11%(c)         3.43%(c)         1.09%(c)      15.83%
USAZ MONEY MARKET FUND
  Period Ended June 30, 2003 ***.............        0.42%(c)         0.92%(c)         0.89%(c)        N/A
  Year Ended December 31, 2002...............        0.81%            0.89%            0.87%           N/A
  Year Ended December 31, 2001...............        2.53%            1.21%            0.90%           N/A
  February 1, 2000 to December 31, 2000 (a)..        5.62%(c)         1.51%(c)         0.90%(c)        N/A
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
  Period Ended June 30, 2003 ***.............       (0.92)%(c)        1.75%(c)         1.25%(c)     109.50%
  Year Ended December 31, 2002...............       (0.76)%           3.12%            1.25%        260.54%
  May 1, 2001 to December 31, 2001 (a).......       (0.72)%(c)        7.59%(c)         1.25%(c)     188.58%
USAZ VAN KAMPEN COMSTOCK FUND
  Period Ended June 30, 2003 ***.............        1.18%(c)         1.35%(c)         1.20%(c)      23.86%
  Year Ended December 31, 2002...............        1.14%            1.48%            1.20%         49.06%
  May 1, 2001 to December 31, 2001 (a).......        1.01%(c)         3.01%(c)         1.20%(c)      32.23%
USAZ VAN KAMPEN EMERGING GROWTH FUND
  Period Ended June 30, 2003 ***.............       (0.57)%(c)        1.48%(c)         1.10%(c)      82.81%
  Year Ended December 31, 2002...............       (0.40)%           2.07%            1.10%        188.69%
  May 1, 2001 to December 31, 2001 (a).......       (0.21)%(c)        3.81%(c)         1.10%(c)     160.81%
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
  May 1, 2003 to June 30, 2003 (a) ***.......        1.05%(c)         2.93%(c)         1.34%(c)       1.59%
USAZ VAN KAMPEN GROWTH AND INCOME FUND
  Period Ended June 30, 2003 ***.............        0.96%(c)         1.38%(c)         1.10%(c)      26.20%
  Year Ended December 31, 2002...............        0.94%            1.58%            1.10%         60.56%
  May 1, 2001 to December 31, 2001 (a).......        1.00%(c)         2.71%(c)         1.10%(c)      56.31%
USAZ VAN KAMPEN GROWTH FUND
  Period Ended June 30, 2003 ***.............       (0.67)%(c)        1.66%(c)         1.20%(c)      96.46%
  Year Ended December 31, 2002...............       (0.50)%           2.31%            1.20%        179.22%
  May 1, 2001 to December 31, 2001 (a).......       (0.68)%(c)        4.46%(c)         1.20%(c)     103.16%

USALLIANZ FUNDS

The USAllianz VIP Funds are distributed by BISYS Fund Services. These funds are not FDIC insured.

                                                                SMANNRPT603 8/03

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert
                         serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER JULY 15, 2003.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      USAllianz Variable Insurance Products Trust
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Troy A. Sheets        Troy A. Sheets, Treasurer
                         ------------------------------------------------------

Date August 29, 2003
     ----------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Troy A. Sheets         Troy A. Sheets, Treasurer
                         ------------------------------------------------------

Date August 29, 2003
     ---------------------------------------------------

By (Signature and Title)*  /s/ Christopher H. Pinkerton
                                            Christopher H. Pinkerton, President
                         ------------------------------------------------------

Date August 29, 2003
     ----------------------------------------------------

* Print the name and title of each signing officer under his or her signature.